             As filed with the Securities and Exchange Commission on


                                 April 30, 2002
                                                     FILE NOS. 33-27896/811-5796


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]


         Pre-Effective Amendment No.           [ ]
                                     ----

         Post-Effective Amendment No.  29      [X]
                                      ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

         Amendment No. 32      [X]
                      ----
--------------------------------------------------------------------------------

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                            New York, New York 10166
--------------------------------------------------------------------------------

                    (Address of principal executive offices)
                             Registrant's telephone
                              number: 212-681-3000
                           Onder John Olcay, President
                                 200 Park Avenue
                            New York, New York 10166
--------------------------------------------------------------------------------
                 (Name and address of agent for service) With a
                                    copy to:
                                Jack Murphy, Esq.
                                     Dechert
                                1775 Eye Street,
                        N.W., Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/X/ On May 1, 2002, pursuant to paragraph (b)
/ / 60 days after filing, pursuant to paragraph (a)(1)
/ / On __, pursuant to paragraph (a) (1)
/ / 75 days after filing, pursuant to paragraph (a) (2)
/ / On _________, pursuant to paragraph (a) (2) of Rule 485.

FFTW FUNDS, INC.

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             =======================================================
                                   PROSPECTUS

             =======================================================


--------------------------------------------------------------------------------



                                  MAY 1, 2002

                           o  U.S. Short-Term Portfolio
                           o  Limited Duration Portfolio
                           o  Mortgage-Backed Portfolio
                           o  Worldwide Portfolio
                           o  Worldwide Core Portfolio
                           o  International Portfolio
                           o  Emerging Markets Portfolio
                           o  Inflation-Indexed Hedged Portfolio


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS





                                                                                          PAGE
Risk/Return Summary
    Investment Objectives, Principal Investment Strategies and Investments                  3
        U.S. Short-Term Portfolio                                                           3
        Limited Duration Portfolio                                                          4
        Mortgage-Backed Portfolio                                                           5
        Worldwide Portfolio                                                                 6
        Worldwide Core Portfolio
            (formerly known as Worldwide-Hedged Portfolio)                                  7
        International Portfolio                                                             8
        Emerging Markets Portfolio                                                          9
        Inflation-Indexed Hedged Portfolio                                                 10
    Principal Investment Risks                                                             11
    Risk Return Bar Charts and Tables                                                      14
        U.S. Short-Term Portfolio                                                          14
        Limited Duration Portfolio                                                         15
        Mortgage-Backed Portfolio                                                          16
        Worldwide Portfolio                                                                17
        Worldwide Core Portfolio                                                           18
        International Portfolio                                                            19
        Emerging Markets Portfolio                                                         20
Fee Table                                                                                  23
Expenses Table Example                                                                     24
Fund Management                                                                            24
Portfolio Managers                                                                         25
Shareholder Information                                                                    27
Investment Information                                                                     32
Portfolio Turnover                                                                         45
Supplemental Investment Policies                                                           46
Financial Highlights Tables                                                                47
        U.S. Short-Term Portfolio                                                          48
        Limited Duration Portfolio                                                         49
        Mortgage-Backed Portfolio                                                          50
        Worldwide Portfolio                                                                51
        Worldwide Core Portfolio                                                           52
        International Portfolio                                                            53
        Emerging Markets Portfolio                                                         54
Shareholder Inquiries                                                                      56

                               RISK/RETURN SUMMARY


The following is a summary of key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks follows.


     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS


----------------------------------------------------------------------------------------------------------------------------------

                                                     U.S. SHORT-TERM PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in high quality (rating of AA by Standard & Poor's Corporation
                                    ("S&P"), Aa by Moody's Investor's Services, Inc. ("Moody's") or a comparable rating, or higher from a nationally recognized statistical rating organization) short-term debt securities. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current indices used by the
                                    Portfolio Manager for the Portfolio are the Merrill Lynch 1-2.99 Year Treasury Index Index and
                                    the Merrill Lynch 3-6 Month Treasury Notes and Bond Index. (The Merrill Lynch 1-2.99 Year
                                    Treasury Index is an unmanaged index that tracks short-term U.S. Government securities with maturities between 1 and 2.99 years and represents the total rate of return of Treasury Notes based on daily closing prices. Management believes that the Merrill Lynch 3-6 Month Treasury
                                    Notes and Bond Index more accurately reflects the types of instruments in which the Portfolio invests and therefore provides a better benchmark for investors. The Merrill Lynch 3-6 Month
                                    Treasury Notes and Bond Index is one of four sub-indices of the 0-1 year U.S. Treasury Bond
                                    Index, which is a capitalization-weighted basket of all outstanding U.S. Treasury Notes and
                                    Bonds having less than one year remaining term to maturity and a minimum amount outstanding of
                                    $1 billion. The Indices are not available for investment and, unlike the Portfolio, do not incur expenses.)
----------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                              Fitch IBCA,        AVERAGE
                                                                 S&P               Moody's          Duff & Phelps      PORTFOLIO
                                    S&P:       Moody's:      (Short Term):      (Short Term):        ("Fitch's"):       QUALITY:
                                    ----       --------      -------------      -------------       -------------      ---------
                                    BBB-         Baa3            A-2                 P-2                 BBB-           (AA) AA
----------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The average U.S. dollar-weighted duration of the Portfolio generally is shorter than one year.
                                    Except for temporary defensive purposes, the Portfolio will not have a U.S. dollar-weighted average duration exceeding one year.
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar-denominated debt securities with a maturity of 1 to 3 years. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities.
                                    These defensive strategies may prevent the Portfolio from achieving its investment objective.
                                    The Portfolio is "diversified" under the Investment Company Act of 1940, as amended (the "1940
                                    Act").
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o  Asset-Backed Securities
                                    o  Bank Obligations
                                    o  Corporate Debt Instruments
                                    o  Money Market Instruments
                                    o  Mortgage-Backed Securities
                                    o  Repurchase and Reverse Repurchase Agreements
                                    o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                    LIMITED DURATION PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To maintain a level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating or higher from a nationally recognized statistical rating organization) debt securities, using interest rate hedging as a stabilizing technique. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Merrill Lynch 1-2.99 Year Treasury Index. (The Merrill Lynch 1-2.99 Year
                                    Treasury Index is an unmanaged index that tracks short-term U.S. Government securities with maturities between 1 and 2.99 years and represents the total rate of return of Treasury Notes based on daily closing prices. The Index is not available for investment and, unlike the
                                    Portfolio, does not incur expenses.)
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                            AVERAGE
                                                                       S&P             Moody's                        PORTFOLIO
                                      S&P:        Moody's:        (Short Term):     (Short Term):      Fitch's:        QUALITY:
                                      ----        --------        -------------     -------------      --------      -----------
                                      BBB-         Baa3                A-2               P-2             BBB-          AA (AA)
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The average U.S. dollar-weighted duration of the Portfolio generally is shorter than three years. The average U.S. dollar-weighted duration of the Portfolio will not differ from the average duration of the Merrill Lynch 1-2.99 Treasury Index by more than one year. As of
                                    December 31, 2001, the duration of the Merrill Lynch 1-2.99 Treasury Index was 1.62 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            At least 65% of the Portfolio's total assets must be invested in U.S. dollar-denominated securities. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                    "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  Asset-Backed Securities
                                    o  Bank Obligations
                                    o  Corporate Debt Instruments
                                    o  Mortgage-Backed Securities
                                    o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                     MORTGAGE-BACKED PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization)
                                    mortgage and asset-backed securities using hedging techniques to manage interest rate and prepayment risk. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Mortgage-Backed
                                    Securities Index. (The Lehman Brothers Mortgage-Backed Securities Index tracks the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie
                                    Mac (FHLMC), and is formed by grouping the universe of more than 600,000 individual fixed rate
                                    Mortgage-Backed Securities pools into approximately 3,500 generic aggregates. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.)
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                          AVERAGE
                                                                    S&P              Moody's                        PORTFOLIO
                                      S&P:       Moody's:      (Short Term):      (Short Term):     Fitch's:         QUALITY:
                                      ----       --------      -------------      -------------     --------       -----------
                                      BBB-         Baa3             A-2                P-2             BBB-          AA (Aa)
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The average U.S. dollar-weighted duration of the Portfolio generally will not differ from the average duration of the Lehman Brothers Mortgage-Backed Securities Index by more than one year. As of December 31, 2001, the duration of the Lehman Brothers Mortgage-Backed Securities
                                    Index was 3.52 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in mortgage and asset backed securities of U.S. and foreign issuers. For purposes of this Portfolio's investments, home equity loans are considered mortgage-backed securities. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  Asset-Backed Securities
                                    o  Bank Obligations
                                    o  Corporate Debt Instruments
                                    o  Dollar Roll Transactions
                                    o  Mortgage-Backed Securities
                                    o  Repurchase and Reverse Repurchase Agreements
                                    o  Stripped Instruments
                                    o  TBA Transactions
                                    o  Total Return Swaps
                                    o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                        WORLDWIDE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in investment grade (rating of BBB by S&P, Baa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization)
                                    debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The performance objective of the Portfolio is to outperform an index which the
                                    Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index
                                    (Unhedged). (The Lehman Brothers Global Aggregate Index (Unhedged) provides a broad-based measure of the international investment-grade bond market, combining the U.S. Aggregate Index with the dollar denominated versions of the Pan-European Index and the Japanese, Canadian,
                                    Australian and New Zealand components of the Global Treasury Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.)
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                         AVERAGE
                                                                     S&P             Moody's                       PORTFOLIO
                                      S&P:       Moody's:       (Short Term):     (Short Term):      Fitch's:       QUALITY:
                                      ----       --------       -------------     -------------      --------       --------
                                      BBB-         Baa3             A-2                P-2             BBB-            A
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Aggregate Index (Unhedged) by more than one year. As of December 31, 2001, the duration of the Lehman Brothers Global Aggregate Index
                                    (Unhedged) was 4.86 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  Asset-Backed Securities
                                    o  Bank Obligations
                                    o  Corporate Debt Instruments
                                    o  Foreign Instruments
                                    o  Mortgage-Backed Securities
                                    o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                     WORLDWIDE CORE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in investment grade (rating of BBB by S&P, Baa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization)
                                    debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies, and actively utilizes currency hedging techniques. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index (Hedged). (The Lehman Brothers Global Aggregate
                                    Index (Hedged) provides a broad-based measure of the international investment-grade bond market, combining the U.S. Aggregate Index with the dollar denominated versions of the
                                    Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the
                                    Global Treasury Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.)
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                         AVERAGE
                                                                    S&P               Moody's                      PORTFOLIO
                                      S&P:        Moody's:      (Short Term):      (Short Term):      Fitch's:      QUALITY:
                                      ----        --------      -------------      -------------      --------     ---------
                                      BBB-          Baa3             A-2                P-2             BBB-            A
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Aggregate Index (Hedged) by more than one year.
                                    As of December 31, 2001, the duration of the Lehman Brothers Global Aggregate Index (Hedged)
                                    was 4.86 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities,cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The
                                    Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  Asset-Backed Securities
                                    o  Bank Obligations
                                    o  Corporate Debt Instruments
                                    o  Foreign Instruments
                                    o  Mortgage-Backed Securities
                                    o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                      INTERNATIONAL PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in investment grade (rating of BBB by S&P, Baa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization)
                                    debt securities from foreign bond markets and denominated in foreign currencies. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the
                                    Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index (ex-USD).
                                    (The Lehman Brothers Global Aggregate Index (ex-USD) provides a broad-based measure of the international investment-grade bond market. The Lehman Brothers Global Aggregate Index
                                    (ex-USD) combines non-U.S. dollar-denominated versions of the Pan-European Index and the
                                    Japanese, Canadian, Australian and New Zealand components of the Global Treasury Index. The
                                    Index is not available for investment and, unlike the Portfolio, does not incur expenses).
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                        AVERAGE
                                                                    S&P           Moody's                         PORTFOLIO
                                      S&P:       Moody's:      (Short Term):    (Short Term):      Fitch's:        QUALITY:
                                      ----       --------      -------------    -------------      --------       ---------
                                      BBB-         Baa3             A-2             P-2              BBB-             A
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Aggregate Index (ex-USD) by more than one year.
                                    As of December 31, 2001, the duration of the Lehman Brothers Global Aggregate Index (ex-USD)
                                    was 5.19 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            The Portfolio invests primarily in investment grade debt securities from foreign bond markets, denominated in foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries. At least 65% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the
                                    Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  Asset-Backed Securities
                                    o  Bank Obligations
                                    o  Corporate Debt Instruments
                                    o  Foreign Instruments
                                    o  Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                    EMERGING MARKETS PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in debt securities issued or guaranteed by foreign governments in emerging or developing market countries denominated primarily in foreign currencies. The
                                    Adviser/Sub-Adviser allocates the Portfolio's investment assets among various emerging markets countries (and currencies). Such allocations are not expected to be comparable to, nor as diverse as, the allocations accorded to such markets (and currencies) by the major bond market indices. Portfolio managers will screen out credit or default risks and highlight potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager is the JP Morgan Emerging Markets Bond Index Global
                                    Constrained. (The JP Morgan Emerging Markets Bond Index Global Constrained is comprised of the same emerging markets countries and underlying securities that make up the JP Morgan Emerging
                                    Markets Bond Index Global. However, the weights of the larger countries are "constrained" by a system of progressively discounting ever-larger tranches of a particular countries' debt. The
                                    Index is not available for investment and, unlike the Portfolio, does not incur expenses).
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                          AVERAGE
                                                                     S&P              Moody's                       PORTFOLIO
                                      S&P:      Moody's:        (Short Term):      (Short Term):      Fitch's:       QUALITY:
                                      ----      --------        -------------      -------------      --------       --------
                                      CCC-        Caa3               A-3                 P-3            CCC-             B
----------------------------------------------------------------------------------------------------------------------------------
                                    The Portfolio may invest up to 10% of its net assets in bonds that are rated below CCC- by S&P or Caa3 by Moody's, or a comparable rating from a nationally recognized statistical rating organization, or in unrated bonds that the Adviser/Sub-Adviser of the Portfolio has determined to be of comparable quality to such rated bonds.
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the JP Morgan Emerging Markets Bond Index Global Constrained by more than one year. As of December 31, 2001, the duration of the JP Morgan Emerging Markets Bond Index
                                    Global Constrained was 4.89 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in debt securities from bond markets in emerging countries denominated in local currencies or currencies of OECD countries. The Portfolio will maintain investments in debt securities of issuers from at least three different countries.
                                    For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S.
                                    Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                    "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  Brady Bonds
                                    o  Corporate Debt Instruments
                                    o  Indexed Notes, Currency Exchange-Related Securities and Similar Securities
                                    o  Foreign Instruments
                                    o  Loan Participations and Assignments
                                    o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                INFLATION-INDEXED HEDGED PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return in excess of inflation as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio invests primarily in securities with a coupon rate and/or principal amount linked to the inflation rate from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will also actively utilize currency hedging techniques. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the
                                    Portfolio Manager for the Portfolio is the Lehman Brothers U.S. Treasury Inflation Note Index.
                                    (The Lehman Brothers U.S. Treasury Inflation Note Index is comprised of bonds that have cash flows linked to an inflation index. These securities protect against adverse inflation and provide a minimum level of real return. Each bond in the index will be adjusted monthly for the changes in the CPI using the NSA CPI index. All bonds included in the index are issued by the U.S. Treasury. In addition, the bonds must have more than one year to maturity. The Index is not available for investment and, unlike the Portfolio, does not incur expenses).
----------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                                         AVERAGE
                                                                    S&P               Moody's                      PORTFOLIO
                                      S&P:       Moody's:      (Short Term):      (Short Term):      Fitch's:       QUALITY:
                                      ----       --------      -------------      -------------      --------      ----------
                                      BBB-         Baa3             A-2                P-2             BBB-          AA (AA)
----------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers U.S. Treasury Inflation Note Index by more than one year. As of December 31, 2001, the duration of the Lehman Brothers U.S. Treasury Inflation
                                    Note Index was 8.58 years.
----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in inflation-indexed securities. As a fundamental policy, the Portfolio will attempt to hedge at least 65% of its total assets. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the
                                    Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:          o  U.S. Government and Agency Securities
                                    o  Foreign Instruments
                                    o  Inflation-Indexed Securities
----------------------------------------------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Changes to an index by which a Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors.


The Portfolios may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk. Investments in the U.S. Short-Term Portfolio are neither guaranteed nor insured by the United States Government.


The high portfolio turnover of each Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:


-----------------------------------------------------------------------------------------------------------------------
                      U.S       Limited    Mortgage-   Worldwide   Worldwide   International   Emerging    Inflation-
                      Short-    Duration   Backed                  Core                        Markets     Indexed
Risks:                Term                                                                                 Hedged
-----------------------------------------------------------------------------------------------------------------------
Banking industry         o          o          o           o           o            o
Risk

-----------------------------------------------------------------------------------------------------------------------
Correlation risk         o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Credit risk              o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Currency risk                                              o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Derivative risk          o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Foreign risk                                               o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Hedging risk                        o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Interest rate risk       o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Leverage risk            o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Liquidity risk           o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Market risk              o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------
Non-diversification                 o          o           o           o            o              o           o
risk
-----------------------------------------------------------------------------------------------------------------------
Prepayment risk          o          o          o           o           o            o              o           o
-----------------------------------------------------------------------------------------------------------------------

BANKING                 Investing in bank obligations will expose a Portfolio to
INDUSTRY RISK:          risks associated with the banking industry such as
                        interest rate and credit risks.

CORRELATION             Derivatives are financial instruments whose value
RISK:                   depends upon, or is derived from, the value of something
                        else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.


CREDIT RISK:            Debt securities are subject to credit risk. Credit risk
                        is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.


CURRENCY RISK:          Fluctuations in exchange rates between the U.S. dollar
                        and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVE              Derivatives are subject to the risk of changes in the
RISK:                   market price of the security, credit risk with respect
                        to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolios. The use of derivatives may reduce returns for the Portfolios.

FOREIGN RISK:           Investing in foreign securities will expose a Portfolio
                        to risks such as, political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility. For the Emerging Markets Portfolio, which invests in less established markets, these risks may be increased.


HEDGING RISK:           Hedging exposes a Portfolio to the risk that the hedge
                        will lose value while the hedged investment increases in value.

INTEREST RATE           Investing in fixed-rate debt securities will expose a
RISK:                   Portfolio to the risk that the value of the Portfolio's
                        investments will decline if interest rates rise.


LEVERAGE RISK:          The use of derivatives exposes a Portfolio to the risk
                        of leverage, which may result in greater fluctuations in a Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.


LIQUIDITY RISK:         Certain  securities may be difficult or impossible to
                        sell at
                        favorable prices within the desired time frame.

MARKET RISK:            The market value of a security may increase or decrease
                        over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON                     A non-diversified Portfolio may invest more of its
DIVERSIFICATION         assets in the securities of fewer companies than a
RISK:                   diversified Portfolio. This vulnerability to factors
                        affecting a single investment can result in greater
                        Portfolio losses and volatility.

PREPAYMENT              A Portfolio that invests in mortgage-backed and other
RISK:                   asset-backed securities is exposed to the risk that such
                        securities may repay principal either faster or slower than expected.

                        RISK/RETURN BAR CHARTS AND TABLES


The following charts and tables give some indication of the risks of investing in the Portfolios. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years (or since inception if a Portfolio has not been in existence for 5 or 10 years) compare with a selected index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future.

BECAUSE THE INFLATION-INDEXED HEDGED PORTFOLIO DOES NOT HAVE A FULL CALENDAR YEAR OF OPERATIONS, ITS PERFORMANCE INFORMATION HAS NOT BEEN INCLUDED.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            U.S. SHORT-TERM PORTFOLIO
                               ANNUAL TOTAL RETURN

[GRAPHIC OMITTED]


 3.45%   2.89%   3.71%   5.71%   5.45%   5.09%    5.59%   4.26%   6.99%   4.79%
-------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997     1998    1999    2000    2001


During the ten-year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was 1.98% (quarter ending December 31, 2000) and the lowest quarterly return was 0.51% (quarter ending December 31, 2001).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                           LIMITED DURATION PORTFOLIO
                               ANNUAL TOTAL RETURN


[GRAPHIC OMITTED]


   0.29%   11.26%     5.29%     7.21%     6.79%     2.88%     8.52%     7.46%
 ------------------------------------------------------------------------------
   1994     1995      1996      1997      1998      1999      2000      2001


During the eight-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was -0.47%(quarter ending March 31, 1994).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            MORTGAGE-BACKED PORTFOLIO
                               ANNUAL TOTAL RETURN


[GRAPHIC OMITTED]


     10.19%          7.42%          1.21%          11.60%          6.43%
  -------------------------------------------------------------------------
      1997           1998           1999            2000           2001


During the five-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.99% (quarter ending September 30, 2001) and the lowest quarterly return was -1.10%(quarter ending June 30, 1999).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                               WORLDWIDE PORTFOLIO
                               ANNUAL TOTAL RETURN


[GRAPHIC OMITTED]


  15.86%  -2.25%   12.60%    5.77%    2.93%   15.58%   -5.38%    3.26%    1.40%
 -------------------------------------------------------------------------------
   1993    1994     1995     1996     1997     1998     1999     2000     2001


During the nine-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.85% (quarter ending September 30, 1998) and the lowest quarterly return was -3.75% (quarter ending March 31, 1994).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

FOR THE CALENDAR YEARS ENDED DECEMBER 31


                            WORLDWIDE CORE PORTFOLIO
                               ANNUAL TOTAL RETURN

[GRAPHIC OMITTED]

 12.89%    7.84%   11.00%   10.03%   12.60%   11.53%   -0.19%   10.79%    6.94%
-------------------------------------------------------------------------------
  1993     1994     1995     1996     1997     1998     1999     2000     2001


During the nine-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 10.46% (quarter ending September 30, 1994) and the lowest quarterly return was -3.98% (quarter ending March 31, 1994).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

FOR THE CALENDAR YEARS ENDED DECEMBER 31


                             INTERNATIONAL PORTFOLIO
                               ANNUAL TOTAL RETURN

[GRAPHIC OMITTED]

      -0.43%         18.35%         -6.34%          -0.98%         -4.22%
  ----------------------------------------------------------------------------
       1997           1998           1999            2000           2001


During the five-year period shown in the International Portfolio's bar chart, the highest quarterly return was 10.42% (quarter ending September 30, 1998) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

FOR THE CALENDAR YEARS ENDED DECEMBER 31



                           EMERGING MARKETS PORTFOLIO
                               ANNUAL TOTAL RETURN


[GRAPHIC OMITTED]

          -10.50%           11.73%           11.41%            8.85%
       -----------------------------------------------------------------
            1998             1999             2000             2001


During the four-year period shown in the Emerging Markets Portfolio's bar chart, the highest quarterly return was 18.47% (quarter ending December 31, 1998) and the lowest quarterly return was -23.47% (quarter ending September 30, 1998).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                              PAST 1        PAST 5      PAST 10       SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2001)*                               YEAR          YEARS       YEARS         INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
U.S Short-Term Portfolio+
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    4.79%         5.34%       4.79%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    2.81%         3.07%       2.78%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            2.89%         3.13%       2.83%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch 1-2.99 Year Treasury Index                               8.31%         6.58%       6.09%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch 3-6 Month Treasury Notes and Bond Index                  4.84%         5.49%       N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    7.46%         6.55%       N/A           6.05%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    5.31%         4.19%       N/A           3.75%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            4.51%         4.06%       N/A           3.68%
-----------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch 1-2.99 Year Treasury Index                               8.31%         6.58%       N/A           6.05%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    6.43%         7.31%       N/A           7.60%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    4.04%         4.25%       N/A           4.56%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            3.88%         4.31%       N/A           4.56%
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Mortgage-Backed Securities Index                       8.22%         7.49%       N/A           7.62%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Worldwide Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    1.40%         3.34%       N/A           5.88%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    0.09%         1.64%       N/A           3.48%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            0.85%         1.83%       N/A           3.55%
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index (Unhedged)                      1.57%         3.24%       N/A           6.05%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Worldwide Core Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    6.94%         8.22%       N/A           9.22%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    4.78%         4.97%       N/A           5.97%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            4.20%         4.97%       N/A           5.83%
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index (Hedged)                        7.24%         7.66%       N/A           7.96%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
International Portfolio++
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                   -4.22%         0.92%       N/A           1.97%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                   -4.78%        -0.83%       N/A           0.09%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares           -2.57%        -0.09%       N/A           0.68%
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index                                -3.75%        -0.84%       N/A          -0.70%
    (ex-USD)
-----------------------------------------------------------------------------------------------------------------------------------
    JP Morgan Global Government Bond Index                                -3.60%         0.08%       N/A           1.28%
    (Non-US Unhedged)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio+++
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    8.85%         N/A         N/A           4.20%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    5.21%         N/A         N/A           1.41%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            5.26%         N/A         N/A           1.87%
-----------------------------------------------------------------------------------------------------------------------------------
    JP Morgan Emerging Markets Bond Index Global Constrained               9.72%         N/A         N/A           6.64%
-----------------------------------------------------------------------------------------------------------------------------------
    JP Morgan Emerging Markets Bond Index Global                           1.35%         N/A         N/A           5.19%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed Hedged                                                    N/A          N/A         N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------



*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolios' past performance, before and after taxes, is not necessarily an indication of how the Portfolios will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. The indices listed in the chart above do not reflect deductions for fees, expenses or taxes.

**Portfolio Inception Dates:
1. U.S. Short Term Portfolio: 12/6/89
2. Limited Duration Portfolio: 7/26/93
3. Mortgage Backed Portfolio: 4/29/96
4. Worldwide Portfolio: 4/15/92
5. Worldwide Core Portfolio: 5/19/92. For the period between 8/1/94 and 6/30/95, the Portfolio was invested in cash or short-term instruments due to its small size.
6. International Portfolio: 5/9/96
7. Emerging Markets Portfolio: 8/12/97
8. Inflation-Indexed Hedged Portfolio: 1/2/01. Because the Inflation-Indexed Hedged Portfolio does not have a full calendar year of operations, its performance information has not been included.

+ Effective March 1, 2001, the U.S. Short-Term Portfolio changed its primary benchmark to the Merrill Lynch 1-2.99 Year Treasury Index to satisfy Commission requirements that a broad-based market index that has been in effect for at least ten years be provided. This index reflects a portfolio of securities with a longer term duration than the U.S. Short-Term Portfolio and would be typically subject to greater fluctuation (and higher yield) than the Portfolio. Management believes that the Merrill Lynch 3-6 month Treasury Notes and Bonds Index more accurately reflects the types of instruments in which the Portfolio invests and therefore provides a better benchmark for investors.

++Effective January 2, 2002, the International Portfolio changed its benchmark index from the JP Morgan Global Government Bond Index (non-U.S. Unhedged) to the Lehman Brothers Global Aggregate Index (ex-USD) to better reflect the investment strategy of the Portfolio.

+++Effective January 2, 2002, the Emerging Markets Portfolio changed its benchmark index from the JP Morgan Emerging Markets Bond Index Global to the JP Morgan Emerging Markets Bond Index Global Constrained to better reflect the investment strategy of the Portfolio.

                                                     FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio                  U.S.Short-   Limited    Mortgage-    Worldwide    Worldwide-   International    Emerging    Inflation-
Name:                      Term         Duration   Backed                    Core                          Markets     Indexed
                                                                                                                       Hedged
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (Fees     None         None       None         None         None          None            None        None
Paid Directly from
Your Investment)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
 Expenses (Expenses that
 are Deducted From Fund
 Assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees            0.30%        0.35%      0.30%        0.40%        0.40%         0.40%           0.75%       0.40%
------------------------------------------------------------------------------------------------------------------------------------
Distribution Fees          None         None       None         None         None          None            None        None
(12b-1)
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses*            0.17%        0.18%      0.16%        0.21%        0.22%         0.26%           0.32%       0.28%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund          0.47%        0.53%      0.46%        0.61%        0.62%         0.66%           1.07%       0.68%
Operating Expenses**
------------------------------------------------------------------------------------------------------------------------------------



*Under Administration Agreements effective May 29, 1998, between the Portfolios and Investors Capital Services, Inc. ("Investors Capital" or "the Administrator"), the Administrator provides administrative services to each Portfolio for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets.

**Pursuant to the Investment Advisory Agreements for the U.S. Short-Term Portfolio and the Worldwide Portfolio, the Total Operating Expenses of each Portfolio are capped at 0.25% and 0.60%, respectively, (on an annualized basis) of that Portfolio's average daily net assets. In addition, for each of the other Portfolios, Fischer Francis Trees & Watts, Inc. (the "Investment Adviser" or "Adviser") has voluntarily agreed to cap the Total Operating Expenses of a Portfolio at a percentage (on an annualized basis) of that Portfolio's average daily net assets as set forth in the table below. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended December 31, 2001, the table below shows the total amount of the fees waived by the Investment Adviser. Such waivers can be terminated at any time.


-----------------------------------------------------------------------------------------------------------------------------------
Portfolio               U.S.Short-    Limited     Mortgage-    Worldwide    Worldwide    International    Emerging    Inflation-
Name:                   Term          Duration    Backed                    Core                          Markets     Indexed
                                                                                                                      Hedged
-----------------------------------------------------------------------------------------------------------------------------------
Total Waived Fees       0.22%         0.23%       0.21%        0.01%        0.17%        0.06%            0.00%       0.33%
-----------------------------------------------------------------------------------------------------------------------------------
Net Operating           0.25%         0.30%       0.25%        0.60%        0.45%        0.60%            1.50%       0.35%
Expenses Cap
-----------------------------------------------------------------------------------------------------------------------------------

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
Portfolio Name              1 Year       3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
U.S. Short-Term              $48          $151           $263           $591
--------------------------------------------------------------------------------
Limited Duration             $54          $170           $296           $665
--------------------------------------------------------------------------------
Mortgage-Backed              $47          $148           $258           $579
--------------------------------------------------------------------------------
Worldwide                    $62          $195           $340           $762
--------------------------------------------------------------------------------
Worldwide Core               $63          $199           $346           $774
--------------------------------------------------------------------------------
International                $67          $211           $368           $822
--------------------------------------------------------------------------------
Emerging Markets             $109         $340           $590           $1,306
--------------------------------------------------------------------------------
Inflation-Indexed Hedged     $69          $218           $379           $847
--------------------------------------------------------------------------------


                                 FUND MANAGEMENT
                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, currently manages approximately $33 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 162 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $147 million. The Investment Adviser also serves as the sub-adviser to thirty Portfolios of eighteen other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. Each Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2001, at the annual percentage rate described below, based on each Portfolio's average daily net assets.

                   PORTFOLIO NAME              MANAGEMENT FEE RATES*
                   -------------------------------------------------
                   U.S. Short-Term                             0.15%
                   -------------------------------------------------
                   Limited Duration                            0.15%
                   -------------------------------------------------
                   Mortgage-Backed                             0.10%
                   -------------------------------------------------
                   Worldwide                                   0.40%
                   -------------------------------------------------
                   Worldwide Core                              0.25%
                   -------------------------------------------------
                   International                               0.40%
                   -------------------------------------------------
                   Emerging Markets                            0.75%
                   -------------------------------------------------
                   Inflation-Indexed Hedged                    0.20%
                   -------------------------------------------------

*Management fees for all Portfolios except the Worldwide Portfolio and the Emerging Markets Portfolio show Management Fee Rates after the waiver of fees.

                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Worldwide, Worldwide Core, International, Emerging Markets and Inflation-Indexed Hedged Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $11.96 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Worldwide, Worldwide-Hedged, International, Emerging Markets and Inflation-Indexed Hedged Portfolios. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                               PORTFOLIO MANAGERS


FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio of the Fund, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on market specialist teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to each Portfolio's investment policies and restrictions: the Sovereign Bond Group, consisting of the U.S. Bloc, Europe Bloc,Japan Bloc and Emerging Markets teams, the Sectors Group, consisting of the Corporate and Structured Product and High Yield Teams , and the Foreign Exchange Group consisting of the Cash and FX Management Team.

JOHN CAREY, CFA, PORTFOLIO MANAGER. Mr. Carey has secondary responsibility for management of the Mortgage-Backed Portfolio. He joined FFTW in 1998 as a member of the Mortgage Desk. His market responsibilities are focused on fixed rate Collateralized Mortgage Obligations ("CMOs") and CMO derivatives. Mr. Carey was previously a Limited Partner at Atlantic Portfolio Analytics and Management
(APAM) where he traded mortgage backed securities and agency CMOs. Prior to joining APAM in 1996, Mr. Carey was a Senior Vice President in charge of Secondary Marketing for the Chase Manhattan Mortgage Corporation. Mr. Carey holds an MBA in Finance from New York University and a BA in Mathematical Economics from Colgate University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

STEPHEN CHANG, CFA, PORTFOLIO MANAGER. Mr. Chang has primary responsibility for the management of the Worldwide, Worldwide Core, International and Inflation-Indexed Hedged Portfolios. He joined FFTW in 1997, with his initial focus on developing index portfolio replication techniques, as well as enhancing performance attribution capabilities and Value-at-Risk analytics for various fund products. Since 1999, he has been the market specialist analyzing the development of the peripheral markets in the US Bloc which are comprised of Canada, Australia, New Zealand, and Latin American countries in the emerging market sector. Mr. Chang holds a B.Sc. in Computer Science from Cornell University and a M.Sc. in Management Science from Stanford University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

ANDREW M. HEADLEY, CFA, PORTFOLIO MANAGER. MR. Headley has primary responsibility for management of the Mortgage-Backed Portfolio. Mr. Headley joined FFTW in 1994. Currently his primary focus is on the mortgage pass-through market and those portfolios which are benchmarked against a mortgage pass-through index. Mr. Headley holds a B.A. summa cum laude in finance from the Wharton School of the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

MIGUEL JORGE, PORTFOLIO ANALYST. Mr. Jorge has secondary responsibility for the management of the U.S. Short-Term Portfolio. Mr. Jorge joined FFTW in 1998. He initially worked as a Performance Analyst responsible for the analysis and reporting of portfolio performance before joining the US Sovereign Bonds Team. He is currently responsible for financing short cash and security positions. He is also responsible for the management of money market positions as well as ensuring that all cash balances are efficiently invested. Mr. Jorge holds a BBA in Finance from Pace University (1996).

ALEXANDER KRIECKHAUS, PORTFOLIO MANAGER. Mr. Krieckhaus has primary responsiblity for management of the Emerging Markets Portfolio. He joined FFTW in September 2000, as an emerging markets specialist. Mr. Krieckhaus comes to FFTW from BNP Paribas Asset Management. Previous to that position, Mr. Krieckhaus worked for two years as a Vice President and senior sovereign bond strategist at Santander Investments, where he maintained a model portfolio of sovereign bonds from Latin America, Eastern Europe and Asia, and prior to that he was employed for three years at ING Barings as a Senior Associate within the emerging markets fixed income strategy group. Mr. Krieckhaus attended Columbia University, Economics (1996-1997) and Reed College, Anthropology, Classics (1987-1990). He holds Series 7 and 63 licenses.

STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell has secondary responsibility for management of the Worldwide, Worldwide-Core, and International Portfolios. Mr. Russell joined FFTW in 1992. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler has primary responsibility for the management of the U.S. Short-Term and Limited Duration Portfolios. Mr. Sheeler also has secondary responsibility for management of the Inflation-Indexed Hedged Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of Technology.

                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio is $100,000; such minimum may be waived at the discretion of FFTW or Quasar Distributors, LLC ("Quasar" or "the Distributor"). Subsequent investments or redemptions may be of any amount. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares of all the Portfolios, except the Mortgage-Backed Portfolio, may be made on any "Business Day." Purchases of shares of the Mortgage-Backed Portfolio may be made on the last Business Day of each month, or on any other Business Day approved by the Investment Adviser. For all Portfolios except the U.S. Short-Term Portfolio, "Business Day" means any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For the U.S. Short-Term Portfolio, "Business Day" means any Monday through Friday, except holidays observed by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


                               WIRING INSTRUCTIONS


To:                 Investors Bank & Trust Company
                    200 Clarendon Street
                    Boston, Massachusetts 02117
ABA Number:         011001438
Account Name:       Quasar - Fund Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)


                                                 TO PURCHASE SHARES


------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME        WHEN NET ASSET VALUE   WHEN & HOW SHARES       PROCEDURE FOR SAME DAY PURCHASES   RESULT OF LATE NOTIFICATION
                       (NAV) IS DETERMINED    MAY BE PURCHASED                                          OR DELAY IN RECEIPT OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------
o  U.S. SHORT-TERM    o All Business Days  o Any Business Day        o Purchasers must call Investors   o The Portfolio must receive
o  LIMITED DURATION                                                    Bank at  (800) 247-0473            Notice before 4:00 p.m.
o  WORLDWIDE                               o Submitted orders must     prior to 4:00 p.m. ET to inform    (wire may be received
o  WORLDWIDE CORE                            include a completed       the Portfolio of the incoming      after 4:00 p.m. ET) for
o  INTERNATIONAL                             account application.      wire transfer.                     shares to be bought at
o  EMERGING MARKETS                                                                                       that day's price.
o  INFLATION-INDEXED                       o Federal funds must be   o Purchasers must indicate which
       HEDGED                                wired to Quasar "Fund     Portfolio is to be purchased.    o Shares will be bought at
                                             Purchase Account at                                          the Next Business Day's
                                             Investors Bank &        o If Federal funds are received      price if the wire is
                                             Trust Company,            by the Portfolio that day, the     received after 4:00 p.m.
                                             ("Investors Bank; "the    order will be effective that       ET and no notice is given.
                                             "Custodian;" or the       day. Price of shares is based
                                             "Transfer Agent").        on the next calculation of NAV
                                                                       after the order is placed.
------------------------------------------------------------------------------------------------------------------------------------
o  MORTGAGE-BACKED    o Last Business Day  o Last Business Day of    o Purchasers must call Investors   o The Portfolio must receive
                        of each month or     each month or on any      Bank at (800) 247-0473 prior       notice before 4:00 p.m.
                        on any other         other Business Days       to 4:00 p.m. ET to inform the      for shares to be bought at
                        Business Days        approved by the           Portfolio of the purchase.         that day's price.
                        approved by the      Investment Adviser.
                        Investment
                        Adviser.           o Submitted orders must   o Purchasers must indicate that
                                                                       the Mortgage-Backed Portfolio
                                                                       is to be
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             include a completed       purchased.
                                             account application.
                                                                     o For the purchase to be
                                           o Federal funds must        effective, Federal funds wire
                                             be wired to Quasar        must be received by the
                                             "Fund Purchase Account"   Portfolio the following
                                             at Investors Bank.        Business Day. Price of shares
                                                                       is based on the next calculation
                                                                       of NAV after the order is
                                                                       placed.
------------------------------------------------------------------------------------------------------------------------------------



                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.


In an attempt to reduce expenses, a Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


                                TO REDEEM SHARES


------------------------------------------------------------------------------------------------------------------------------------
1. SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
   a. The dollar or share amount to be redeemed;
   b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
   c. The name of the shareholder; and
   d. The shareholder's account number.
2. SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                          WHEN REDEMPTION EFFECTIVE                     RESULT OF LATE NOTIFICATION OF REDEMPTION
------------------------------------------------------------------------------------------------------------------------------------
o  U.S. Short-Term                If notice is received by the Transfer Agent         If  notice  is  received  by  the  Transfer
o  Limited Duration               by 4:00 pm ET on any Business Day, the              Agent on a  non-business  day or after 4:00
o  Mortgage-Backed                redemption will be effective and payment will       p.m. ET on a Business  Day, the  redemption
o  Worldwide                      be made within seven  calendar days, but            notice  will be deemed  received  as of the
o  Worldwide Core                 generally two business days following receipt       next Business Day.
o  International                  of such notice. Price of shares is based on
o  Emerging Markets               the next calculation of the NAV after the
o  Inflation-Indexed Hedged       order is placed.
------------------------------------------------------------------------------------------------------------------------------------


                           PRICING OF PORTFOLIO SHARES


Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets; (2) subtracting all of the Portfolio's liabilities; and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

        1. For all Portfolios other than Mortgage-Backed, net asset values are calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on each Business Day.

        2. The Mortgage-Backed Portfolio's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.


All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.


To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.


                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S. Short-Term Portfolio will be declared as dividends payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.


                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio's shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio. For additional information regarding tax issues pertaining to the Portfolios, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES


Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to shareholders who:


1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3. have been notified by the Internal Revenue Service ("IRS")that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in a Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES


Shares of each Portfolio are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution.


                             INVESTMENT INFORMATION


        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

------------------------------------------------------------------------------------------------------------------------------
                    U.S.      Limited      Mortgage-      Worldwide    Worldwide    International    Emerging     Inflation-
                    Short-    Duration     Backed                      Core                          Markets      Indexed
                    Term                                                                                          Hedged
------------------------------------------------------------------------------------------------------------------------------
Asset-Backed        o         o            o              o            o            o                [ ]            [ ]
Securities

------------------------------------------------------------------------------------------------------------------------------
Bank                o         o            o              o            o            o                [ ]            [ ]
Obligations

------------------------------------------------------------------------------------------------------------------------------
Brady Bonds                                               [ ]          [ ]          [ ]              o              [ ]

------------------------------------------------------------------------------------------------------------------------------
Convertibles                                                                                         [ ]
Securities

------------------------------------------------------------------------------------------------------------------------------
Corporate Debt      o         o            o              o            o            o                o              [ ]
Instruments

------------------------------------------------------------------------------------------------------------------------------
Dollar Roll        [ ]        [ ]          o              [ ]          [ ]          [ ]              [ ]            [ ]
Transactions

------------------------------------------------------------------------------------------------------------------------------
Duration            o         o            o              o            o            o                o            o
Management

------------------------------------------------------------------------------------------------------------------------------
Foreign            [ ]        [ ]          [ ]            o            o            o                o            o
Instruments

------------------------------------------------------------------------------------------------------------------------------
Hedging             o         o            o              [ ]          o            [ ]              [ ]          o

------------------------------------------------------------------------------------------------------------------------------
High Yield                                                                                           [ ]
Securities

------------------------------------------------------------------------------------------------------------------------------
Illiquid           [ ]        [ ]          [ ]            [ ]          [ ]          [ ]              [ ]            [ ]
Securities

------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                    U.S.      Limited      Mortgage-      Worldwide    Worldwide    International    Emerging     Inflation-
                    Short-    Duration     Backed                      Core                          Markets      Indexed
                    Term                                                                                          Hedged
------------------------------------------------------------------------------------------------------------------------------
Indexed Notes,                                             [ ]        [ ]            [ ]              o              [ ]
Currency
Exchange-Related
Securities and
Similar
Securities

------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed   [ ]        [ ]         [ ]             [ ]         [ ]           [ ]             [ ]             o
Securities

------------------------------------------------------------------------------------------------------------------------------
Investment          [ ]        [ ]         [ ]             [ ]         [ ]           [ ]             [ ]             [ ]
Companies

------------------------------------------------------------------------------------------------------------------------------
Loan Participations [ ]        [ ]         [ ]             [ ]         [ ]           [ ]              o              [ ]
and Assignments
------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed     o         o            o              o            o            o                [ ]             [ ]
Securities

------------------------------------------------------------------------------------------------------------------------------
Multi-National                                             [ ]         [ ]           [ ]             [ ]             [ ]
Currency Unit
Securities or
More than one
Currency
Denomination

------------------------------------------------------------------------------------------------------------------------------
Repurchase and      o          [ ]         o               [ ]         [ ]           [ ]             [ ]             [ ]
Reverse Repurchase
Agreements

------------------------------------------------------------------------------------------------------------------------------
Short Sales         [ ]                    [ ]             [ ]         [ ]                                           [ ]
Transactions

------------------------------------------------------------------------------------------------------------------------------
Stripped            [ ]        [ ]         o               [ ]         [ ]           [ ]             [ ]             [ ]
Instruments

------------------------------------------------------------------------------------------------------------------------------
TBA Transactions    [ ]        [ ]         o               [ ]         [ ]           [ ]             [ ]             [ ]

------------------------------------------------------------------------------------------------------------------------------
Total Return                   [ ]         o               [ ]         [ ]           [ ]             [ ]             [ ]
Swaps

------------------------------------------------------------------------------------------------------------------------------
U.S. Government     o         o            o              o            o             [ ]             o            o
And Agency
Securities

------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                             [ ]

------------------------------------------------------------------------------------------------------------------------------
When Issued &       [ ]        [ ]         [ ]             [ ]         [ ]           [ ]             [ ]             [ ]
Forward
Commitment
Securities

------------------------------------------------------------------------------------------------------------------------------
Zero Coupon         [ ]        [ ]                         [ ]         [ ]           [ ]             [ ]             [ ]
Securities
------------------------------------------------------------------------------------------------------------------------------
o   Principal
[ ] Other



ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,

b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.

         RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.   Time Deposits,                g.  Eurodollar Certificates of Deposit,
b.   Certificates of Deposit,      h.  Variable Rate Notes,
c.   Bankers' Acceptances,         i.  Loan Participations,
d.   Bank Notes,                   j.  Variable Amount Master Demand Notes,
e.   Deposit Notes,                k.  Yankee CDs, and
f.   Eurodollar Time deposits,     l.  Custodial Receipts.

         RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS


Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.


A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES

Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet a Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in such Portfolio's best interests.

         RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:


a.   the bond's yield;
b.   coupon interest payments;
c.   final maturity;
d.   call features; and
e.   prepayment assumptions.


Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.


Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.


         RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS

a. FOREIGN SECURITIES

Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources. For U.S. Short-Term, Limited Duration and Mortgage-Backed Portfolios, it is anticipated that foreign securities will be issued primarily by governmental and private entities located in such countries and by supranational entities, and each Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

The global and international Portfolios, except Emerging Markets Portfolio, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS SECURITIES


Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Capital Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.


         RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

a. Relatively unstable governments;
b. present the risk of sudden adverse government action;
c. nationalization of businesses;
d. restrictions on foreign ownership;
e. prohibitions of repatriation of assets; or
f. less protection of property rights than more developed countries

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING


Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates; changes in foreign currency exchange rates and changes in securities; and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:


   a.  engaging in swaps;
   b.  purchasing and selling caps, floors and collars;
   c.  purchasing or selling forward exchange contracts;
   d.  purchasing and selling futures contracts; and
   e.  purchasing and selling options.

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

1.   the securities,
2.   the foreign currency subject to the futures, or
3.   the forward currency contract.

The Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a. SWAPS

Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


HIGH YIELD SECURITIES

Debt securities that are rated below the four highest categories, those securities rated below BBB by S&P and below Baa by Moody's are known as "High Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

         RISKS: High Yield securities present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.


ILLIQUID SECURITIES

Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:


1.   securities with legal or contractual restrictions on resale;
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and
3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

         RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom.

Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The par value of these securities is adjusted daily for inflation based upon the Consumer Price Index non-seasonally adjusted. A semi-annual coupon payment of fixed real interest is paid on the adjusted par amount. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.

The process for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United Kingdom is similar but not identical to the process used in the United States. In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity.

                  The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolios will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Fund has applied to the Commission for an exemptive order which, if granted, would permit a Portfolio toinvest in another Portfolio within the FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.


         RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

         RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by
     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2.   CMOs which are debtobligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity--the latest date by which the tranche can be completely repaid, assuming no prepayments--and has an average life--the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a

                  Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION

Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips
b.   Treasury Strips
c.   Stripped Mortgage-Backed Securities

         RISKS: POs do not pay interest: return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government Securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

         RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS

A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES

U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:


a.   U.S. Treasury Department;
b.   Farmer's Home Administration,
c.   Federal Home Loan Mortgage Corporation;
d.   Federal National Mortgage Association;
e.   Student Loan Marketing Association;
f.   Government National Mortgage Association; and
g.   U.S. Department of Veterans' Affairs.


         RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS

A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.



WHEN ISSUED AND FORWARD COMMITMENT

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS

Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS

These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of a Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


The information for the years ended December 31, 2001, 2000 and 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

----------------------------------------------------------------------------------------------------------------------
                                     U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period         YEAR         YEAR         YEAR         YEAR          YEAR
                                                      ENDED        ENDED        ENDED        ENDED         ENDED
                                                     12/31/01     12/31/00     12/31/99     12/31/98      12/31/97
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                  $9.71        $9.65        $9.76          $9.77        $9.85
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                                0.48         0.59         0.51*          0.54         0.57

Net realized and unrealized gain (loss) on
investments, financial futures and options
contracts                                             (0.03)        0.06        (0.11)         (0.01)       (0.08)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.45         0.65         0.40           0.53         0.49
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                            0.48         0.59         0.51           0.54         0.57
------------------------------------------------------------------------------------------------------------------------
Total distributions                                    0.48         0.59         0.51           0.54         0.57
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.68        $9.71        $9.65          $9.76        $9.77

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           4.79%        6.99%        4.26%          5.59%        5.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                  $289,078     $370,867     $650,447       $840,366     $486,906

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                          0.25%        0.25%        0.25%          0.25%        0.25%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                          0.32%        0.25%        0.25%          0.25%        0.26%


Ratio of investment income, net to average net
assets (a)                                             4.88%        6.13%        5.29%          5.48%        5.78%

Decrease in above expense ratios due to waiver
of investment advisory and administration fees         0.22%        0.17%        0.18%          0.17%        0.18%

Portfolio Turnover (b)                                  158%         214%         N/A            N/A          N/A

------------------------------------------------------------------------------------------------------------------------


(a)  Net of waivers and reimbursements.
(b) Portfolio Turnover was not calculated prior to the year-ended December 31, 2000 due to the Fund's investment in primarily short-term securities.
*    Calculation done based on average shares outstanding.

----------------------------------------------------------------------------------------------------------------------
                                    LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
----------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR          YEAR          YEAR         YEAR
                                                    ENDED        ENDED         ENDED         ENDED        ENDED
                                                    12/31/01     12/31/00     12/31/99       12/31/98     12/31/97
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $9.85        $9.66         $9.93          $9.93        $9.93
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.53         0.61          0.55*          0.55         0.62

Net realized and unrealized gain (loss)
  on investments and financial futures
  contracts and foreign currency related
  transactions                                       0.19         0.19         (0.27)          0.11         0.08
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.72         0.80          0.28           0.66         0.70
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.52         0.61          0.55           0.55         0.62

In excess of investment income, net                  --           --            --             0.00**       --

From net realized gain on
  investments and financial futures
   contracts and foreign currency related
   transactions                                      --           --            --             0.11         0.08
----------------------------------------------------------------------------------------------------------------------
Total distributions                                  0.52         0.61          0.55           0.66         0.70
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.05        $9.85         $9.66          $9.93        $9.93
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         7.46%        8.52%         2.88%          6.79%        7.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                $117,357      $97,484      $100,105        $89,521      $40,029

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                        0.30%        0.30%         0.30%          0.30%        0.30%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        0.30%        0.30%         0.30%          0.30%        0.60%

Ratio of investment income, net to
  average net assets (a)                             5.32%        6.25%         5.60%          5.48%        6.10%

Decrease in above expense ratios due to
   waiver of investment advisory fees and
   reimbursement of other expenses.                  0.23%        0.24%         0.24%          0.22%        0.31%

Portfolio Turnover                                    209%         327%          823%         1,059%       1,292%
----------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.
**  Rounds to less than $0.01.

-------------------------------------------------------------------------------------------------------------------------
                                      MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS
                                       (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
-------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the                    YEAR         YEAR         YEAR ENDED   YEAR        YEAR
Period                                                    ENDED        ENDED         ENDED       ENDED       ENDED
                                                          12/31/01     12/31/00     12/31/99     12/31/98    12/31/97
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value,                                          $9.96        $9.64        $10.18       $10.30      $10.16
beginning of period
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT
 OPERATIONS

 Investment income, net                                    0.61         0.70          0.61*        0.68        0.68

Net realized and unrealized gain (loss)
 on investments, short sales, financial
 futures, and options and swap contracts                   0.02         0.35         (0.49)        0.07        0.32
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.63         1.05          0.12         0.75        1.00
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                                0.59         0.73          0.64         0.65        0.63

In excess of investment income, net                        --           --            --           --          0.05

From net realized gain on
  investments, short sales, financial
  futures, and options and swap contracts                  --           --            0.02         0.22        0.18
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                        0.59         0.73          0.66         0.87        0.86
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.00        $9.96         $9.64       $10.18      $10.30
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               6.43%       11.60%         1.21%        7.42%      10.19%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                      $357,288     $336,141      $298,265     $815,367    $655,271

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                              0.25%        0.25%         0.24%        0.23%       0.38%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                              0.25%        0.26%         0.24%        0.37%       0.47%

Ratio of investment income, net to average
  net assets (a)                                           6.02%        7.20%         6.10%        6.33%       6.07%

Decrease in above expense ratios due to
  waiver of investment advisory fees and
  reimbursement of other expenses                          0.21%        0.20%         0.20%        0.20%       0.07%

Portfolio Turnover                                          523%         699%          745%         843%      3,396%
-------------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.
*   Calculation done using average shares outstanding.

------------------------------------------------------------------------------------------------------------------------
                                        WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                                      (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR          YEAR          YEAR           YEAR
                                                    ENDED        ENDED         ENDED         ENDED          ENDED
                                                    12/30/01     12/31/00     12/31/99       12/31/98       12/31/97
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $8.91        $9.12         $10.28         $9.42          $9.64
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.39*        0.48*          0.43*         0.46           0.49

Net realized and unrealized gain (loss)
  on investments, and financial futures
  contracts and foreign currency related
  transactions                                      (0.27)       (0.21)         (0.98)         0.96          (0.22)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.12         0.27          (0.55)         1.42           0.27
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.39         0.19           0.61          0.46           0.19

In excess of investment income, net                  --           0.19           --            --             0.11

From net realized gain on investments,
  and financial futures contracts and
  foreign currency related transactions              --           --             --            0.10           --

From capital stock in excess of par
  value                                              --           0.10           --            --             0.19
------------------------------------------------------------------------------------------------------------------------
Total distributions                                  0.39         0.48           0.61          0.56           0.49
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.64        $8.91          $9.12        $10.28          $9.42
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         1.40%        3.26%         (5.38%)       15.58%          2.93%

RATIOS/SUPPLEMENTAL DATA
                                                 $158,839     $158,474        $68,581       $69,653        $82,236
Net assets, end of period (000's)

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                        0.60%        0.60%          0.60%         0.60%          0.60%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        0.60%        0.60%          0.60%         0.60%          0.60%

Ratio of investment income, net to
  average net assets (a)                             4.50%        5.53%          4.51%         4.76%          5.21%

Decrease in above expense ratios due to
  waiver of investment advisory fees and
  reimbursement of other expenses                    0.01%        0.00+          0.03%         0.01%          0.02%

Portfolio Turnover                                    618%         493%           390%          668%           713%
------------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.
+   Rounds to less than 0.01%

---------------------------------------------------------------------------------------------------------------------------
                                        WORLDWIDE CORE PORTFOLIO FINANCIAL HIGHLIGHTS
                                        (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR          YEAR             YEAR
                                                    ENDED        ENDED        ENDED         ENDED            ENDED
                                                    12/31/01     12/31/00     12/31/99      12/31/98         12/31/97
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $10.79       $10.58       $11.19        $11.23           $10.91
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

Investment income, net                                0.48         0.60         0.51*         0.59             0.53

Net realized and unrealized gain (loss)
  on investments, and financial futures
  contracts and foreign currency related
  transactions                                        0.27         0.50        (0.53)         0.68             0.80
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.75         1.10        (0.02)         1.27             1.33
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                           0.58         0.89         0.59          0.70             0.59

In excess of net realized gain on
  investments, and financial futures
  contracts and foreign
  currency related transactions                       --           --           0.00**        0.61             0.42

---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   0.58         0.89         0.59          1.31             1.01
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.96       $10.79       $10.58        $11.19           $11.23
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          6.94%       10.79%       (0.19%)       11.53%           12.60%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                 $219,987     $210,996     $181,535      $174,805          $80,390

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                         0.45%        0.45%        0.45%         0.45%            0.45%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                         0.45%        0.45%        0.45%         0.45%            0.45%

Ratio of investment income, net to
   average net assets (a)                             4.38%        5.60%        4.70%         4.85%            5.29%

Decrease in above expense ratios due
   to waiver of investment advisory fees and
   reimbursement of other expenses                    0.17%        0.14%        0.14%         0.13%            0.20%

Portfolio Turnover                                     615%         549%         404%          745%             704%
---------------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.
**  Rounds to less than $0.01

---------------------------------------------------------------------------------------------------------------------
                                     INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
---------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the period       YEAR         YEAR         YEAR          YEAR         YEAR
                                                    ENDED        ENDED        ENDED         ENDED        ENDED
                                                    12/31/01     12/31/00     12/31/99      12/31/98     12/31/97
---------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $8.18        $8.70        $9.68         $9.50        $10.20
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.29         0.44         0.37*         0.48          0.50

Net realized and unrealized gain (loss)
  on investments, and financial futures
  contracts and foreign currency related
  transactions                                      (0.63)       (0.54)       (0.98)         1.21         (0.56)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (0.34)       (0.10)       (0.61)         1.69         (0.06)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.31         0.00 (d)     0.37          0.45          0.14

In excess of investment income, net                  --           0.04         --            0.40          --

From net realized gain on
  investments, and financial futures
  contracts and foreign
  currency related transactions                      --           --           --            0.66          0.14

From capital stock in excess of par
  value                                              --           0.38         --            --            0.36
---------------------------------------------------------------------------------------------------------------------
Total distributions                                  0.31         0.42         0.37          1.51          0.64
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.53        $8.18        $8.70         $9.68         $9.50
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        (4.22%)      (0.98%)      (6.34%)       18.35%        (0.43%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                $107,848     $121,377     $103,564       $81,705       $67,653

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                        0.60%        0.60%        0.60%         0.60%         0.60%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        0.60%        0.60%        0.60%         0.60%         0.60%

Ratio of investment income, net to
  average net assets (a)                             3.70%        5.18%        4.13%         4.56%         5.19%

Decrease in above expense ratios due to
  waiver of investment advisory fees                 0.06%        0.04%        0.00% (b)     0.03%         0.10%

Portfolio Turnover                                    659%         508%         569%        1,049%          809%
---------------------------------------------------------------------------------------------------------------------


(a) Net of waivers and reimbursements.
(b) Rounds to less than $0.01 or 0.01%.
*  Calculation done based on average shares outstanding.

---------------------------------------------------------------------------------------------------------------------------
                                       EMERGING MARKETS PORTFOLIO FINANCIAL HIGHLIGHTS
                                        (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the period       YEAR         YEAR         YEAR           YEAR          PERIOD FROM
                                                    ENDED        ENDED        ENDED          ENDED         8/12/97* TO
                                                    12/31/01     12/31/00     12/31/99       12/31/98      12/31/97
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $7.76        $7.68        $7.72          $9.59            $10.00
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.70**       0.77**       0.78**         0.88              0.29

Net realized and unrealized gain (loss)
  on investments and foreign currency
  related transactions                              (0.06)        0.08         0.05          (1.86)            (0.41)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.64         0.85         0.83          (0.98)            (0.12)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.67         0.05         0.87           0.76              0.29

In excess of investment income, net                  --           0.09         --             --                --

From capital stock in excess of par
  value                                              --           0.63         --             0.13              --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                  0.67         0.77         0.87           0.89              0.29
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.73        $7.76        $7.68          $7.72             $9.59
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         8.85%       11.41%       11.73%        (10.50%)           (1.20%)(b)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                 $33,040      $49,807     $128,419       $164,709          $111,043

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense                                            1.07%        1.03%        1.01%          1.00%             1.03% (a)

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense                                            1.07%        1.03%        1.07%          1.15%             1.03% (a)

Ratio of investment income, net to
  average net assets (a)                             9.21%       10.05%       10.44%         10.52%             7.87%

Portfolio Turnover                                    421%         169%         137%           157%               16%
---------------------------------------------------------------------------------------------------------------------------


(a) Annualized.
(b) Not Annualized.
*   Commencement of Operations.
**  Calculation done based on average shares outstanding.

--------------------------------------------------------------------------------
             INFLATION-INDEXED HEDGED PORTFOLIO FINANCIAL HIGHLIGHTS
                  (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the period          PERIOD FROM
                                                       JANUARY 2, 2001*
                                                       TO DECEMBER 31,
                                                       2001
--------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                     $10.00
--------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                                    0.46

Net realized and unrealized gain on
  investments                                              0.19
--------------------------------------------------------------------------------
Total from investment operations                           0.65
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                                0.46

From net realized gain on investments                      0.10
--------------------------------------------------------------------------------
Total distributions                                        0.56
--------------------------------------------------------------------------------
Net asset value, end of period                           $10.09
--------------------------------------------------------------------------------
TOTAL RETURN                                               6.54%(c)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                       $39,610

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                              0.35%(b)

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                              0.35%(b)

Ratio of investment income, net to
  average net assets (a)                                   4.74%(b)

Decrease in above expense rations due to                   0.33%(b)
  waiver of investment advisory fees

Portfolio Turnover                                           74%
--------------------------------------------------------------------------------



(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not Annualized.
*   Commencement of operations.

                             SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information dated May 1, 2002 (as amended from time to time) (the "SAI") The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In each Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

A Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473.


Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:


QUASAR DISTRIBUTORS, LLC




Fund's Investment Company Act filing number: 811-5796

-------------------------------------------------------------------------------
FFTW FUNDS, INC.
-------------------------------------------------------------------------------

===============================================================================

                                   PROSPECTUS
===============================================================================



                                      MAY 1, 2002


                        o   Mortgage LIBOR Portfolio
                        o   Asset-Backed Portfolio
                        o   High Yield Portfolio
                        o   Enhanced Equity Markets Portfolio
                        o   U.S. Treasury Portfolio
                        o   U.S. Corporate Portfolio
                        o   Broad Market Portfolio
                        o   International Corporate Portfolio
                        o   Global High Yield Portfolio
                        o   Inflation-Indexed Portfolio



PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE "CFTC") IN CONNECTION WITH THE ENHANCED EQUITY MARKETS PORTFOLIO WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE CFTC. THE CFTC DOES NOT PASS UPON THE MERITS OF PARTICIPATION IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE CFTC HAS NOT REVIEWED OR APPROVED THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKETS PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS

                                                                            PAGE

Risk/Return Summary                                                           3
   Investment Objectives, Principal Investment Strategies and Investments     3
       Mortgage LIBOR Portfolio                                               3
       Asset-Backed Portfolio                                                 4
       High Yield Portfolio                                                   5
       Enhanced Equity Portfolio                                              6
       U.S. Treasury Portfolio                                                7
       U.S. Corporate Portfolio                                               8
       Broad Market Portfolio                                                 9
       International Corporate Portfolio                                     10
       Global High Yield Portfolio                                           11
       Inflation-Indexed Portfolio                                           12
Principal Investment Risks                                                   13
Performance Information                                                      15
Fee Table                                                                    15
Expenses Table Example                                                       16
Fund Management                                                              16
Shareholder Information                                                      18
Investment Information                                                       23
Portfolio Turnover                                                           35
Supplemental Investment Policies                                             35
Shareholder Inquiries                                                        36

                               RISK/RETURN SUMMARY


The following is a summary of key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, permitted investments and their associated risks will follow.



                                         INVESTMENT OBJECTIVES, PRINCIPAL
                                       INVESTMENT STRATEGIES AND INVESTMENTS

===================================================================================================================================

                                                      MORTGAGE LIBOR PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To obtain a high level of total return as may be consistent with the preservation of capital.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
STRATEGIES:                         The Portfolio  will invest  primarily in high quality  (rating of AA by S&P, Aa by Moody's or a comparable  rating, or higher from a nationally  recognized  statistical  rating  organization)
                                    mortgage-backed  and mortgage  related  securities.  The Portfolio  actively  utilizes  hedging techniques to seek to outperform a cash  portfolio.  At least 80% of the Portfolio's net assets
                                    (including  borrowings for investment purposes) must be invested in mortgage-backed  securities of U.S.  and foreign  issuers with the goal to  outperform  the London  InterBank  Offered Rate
                                    ("LIBOR").  The  performance  objective of the  Portfolio is to  outperform  an index which the
                                    Portfolio  Manager  believes is an appropriate  benchmark for the Portfolio.  The current index used by the Portfolio  Manager for the Portfolio is the JP Morgan  3-Month  Eurodeposit  Index.
                                    The Index is not available for investment and, unlike the Portfolio, does not incur expenses.
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        Fitch IBCA,
                                                                    S&P           Moody's     Duff & Phelps           AVERAGE
                                      S&P:        Moody's:       (ShortTerm):   (Short Term):  ("Fitch's):      PORTFOLIO QUALITY:
                                      ----        --------        -----------   -------------  -----------      ------------------
                                      BBB-          Baa3             A-2             P-2          BBB-                AA(Aa)

------------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's  average U.S.  dollar-weighted  duration will not exceed plus or minus one year around the average duration of the JP Morgan 3-Month Eurodeposit Index.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the Investment
                                    Company Act of 1940, as amended (the "1940 Act").
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o    Asset-Backed Securities
                                    o    Mortgage-Backed Securities
                                    o    Stripped Instruments
                                    o    U.S. Government and Agency Securities
================================== =================================================================================================

====================================================================================================================================

                                                       ASSET-BACKED PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:              To attain a high level of total return as may be consistent with the preservation of capital.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT               The  Portfolio  will  invest  primarily in high  quality (rating of AA by S&P, Aa by Moody's or a
STRATEGIES:                        comparable  rating, or  higher  from a nationally  recognized  statistical  rating  organization)
                                   asset-backed securities, allowing exposure to other sectors of the debt market opportunistically.
                                   The performance objective of the Portfolio is to outperform  an index which the Portfolio Manager believes is an appropriate  benchmark for the Portfolio. The  current index used by the Portfolio
                                   Manager for the Portfolio is the Lehman Brothers  Asset-Backed Securities Index. The Index is not
                                   available for investment and, unlike the Portfolio, does not incur expenses.
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY
RATING:
                                                                    S&P           Moody's                              AVERAGE
                                       S&P:       Moody's:      (ShortTerm):   (Short Term):    Fitch's:         PORTFOLIO QUALITY:
                                       ----       --------      ------------    ------------    --------         ------------------
                                       BBB-         Baa3            A-2             P-2           BBB-                 AA (Aa)
------------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed plus or minus one year plus or minus the  average  duration  of the Lehman  Brothers  Asset-Backed  Securities
                                    Index.  As of December 31, 2001,  the duration of the Lehman  Brothers  Asset-Backed  Securities
                                    Index was 3.12 years.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal  circumstances,  at least 80% of the Portfolio's net assets  (including  borrowings for  investment  purposes) must be invested in  asset-backed  securities of the U.S. and foreign issuers.  For  temporary  defensive  purposes,  the Portfolio may invest up to 100% of its total assets in U.S.  Government  securities,  cash or cash  equivalent  securities.  These  defensive strategies may prevent the Portfolio from achieving its investment  objective.  The Portfolio is
                                    "non-diversified" under the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o    Asset-Backed Securities
                                    o    Mortgage-Backed Securities
                                    o    Repurchase and Reverse Repurchase Agreements
                                    o    Stripped Instruments
                                    o    Total Return Swaps
                                    o    U.S. Government and Agency Securities
================================== =================================================================================================

================================================================================================================================

                                                      HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:              To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------- ---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT               The  Portfolio  will invest  primarily  in high yield debt  securities.  High yield bonds (also
STRATEGIES:                        referred to as "junk bonds") have a rating of BB or lower and pay a higher yield to compensate for greater risk. The  performance objective  of the  Portfolio is to outperform an index which the  Portfolio  Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Salomon Smith Barney All BB and B Rated
                                   Issues Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.
---------------------------------- ---------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                  S&P          Moody's                           AVERAGE
                                      S&P:       Moody's:    (Short Term):  (Short Term):    Fitch's       PORTFOLIO QUALITY:
                                      ----       --------    -------------  -------------    -------       -----------------
                                      CCC-         Caa3            C             P-3          CCC-:                 B
---------------------------------- ---------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year around the average duration of the Salomon Smith Barney All BB and B Rated Issues
                                    Index. As of December 31, 2001, the duration of the Salomon Smith Barney All BB and B
                                    Rated Issues Index was 4.82 years.
---------------------------------- ---------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield securities of U.S. and foreign issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.

---------------------------------- ---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Brady Bonds
                                    o   Convertible Securities
                                    o   Corporate Debt Instruments
                                    o   Foreign Instruments
                                    o   Stripped Instruments
                                    o   Zero Coupon Securities
================================== =============================================================================================


================================================================================================================================

                                               ENHANCED EQUITY MARKETS PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return that exceeds the S&P 500 Index TM.

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest  primarily in high quality  (rating of AA by S&P, Aa by Moody's or a  comparable  rating,  or higher  from a  nationally  recognized  statistical  rating organization)  short  duration  fixed  income  securities  and S&P 500  Index(TM) futures contracts.  Where  possible,  these  securities  will provide  equity-like  returns.  The performance  objective of the  Portfolio is to  outperform  an index which the  Portfolio
                                    Manager  believes is an appropriate  benchmark for the Portfolio.  The current index used by the  Portfolio  Manager for the  Portfolio  is the S&P 500 Index.(TM) The Index is not
                                    available for investment and, unlike the Portfolio, does not incur expenses.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                               S&P          Moody's                           AVERAGE
                                   S&P:       Moody's:     (Short Term):  (Short Term):     Fitch's:     PORTFOLIO QUALITY:
                                   ----       --------     -------------  -------------     -------      ------------------
                                   BBB-         Baa3            A-2            P-2            BBB-            AA (Aa)
--------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed three years.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal  circumstances,  the  Portfolio  will maintain 100% exposure to the S&P 500
                                    Index.(TM) Up to 5% of the Portfolio's  total  assets  may be  invested  in  maintenance margin at any given  time;  the  remaining  95% the  Portfolio's  net assets  (including borrowings for  investment  purposes)  will be invested in short term  instruments.  For temporary  defensive  purposes,  100% of the Portfolio's total assets may be invested in
                                    U.S.  Government  securities,  cash  or  cash  equivalent  securities.  These  defensive strategies  may prevent the Portfolio  from  achieving  its  investment  objective.  The
                                    Portfolio is "non-diversified" under the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o    Asset-Back Securities
                                    o    Bank Obligations
                                    o    Corporate Debt Instruments
                                    o    Mortgage-Backed Securities
                                    o    U.S. Government and Agency Securities
                                    o    S&P 500 Index(TM) Futures Contracts
================================================================================================================================

===================================================================================================================================

                                                  U.S. TREASURY PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To  attain a high  level of total  return  as may be  consistent  with the  preservation  of capital and to avoid credit quality risk.
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT                The Portfolio will invest  primarily in U.S.  Treasuries.  The performance  objective of the
STRATEGIES:                         Portfolio is to outperform an index which the Portfolio  Manager  believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the
                                    Portfolio is the Lehman Brothers Government Securities Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.
-----------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                        S&P           Moody's                           AVERAGE
                                    S&P:      Moody's:     (ShortTerm):   (Short Term):     Fitch's:      PORTFOLIO QUALITY:
                                    ----      --------     ------------   -------------     --------      ------------------
                                    AA-         Aa3            A-1             P-1            AA-              AAA(Aaa)
-----------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The  Portfolio's  average U.S.  dollar-weighted  duration  generally  will not exceed plus or  minus  one  year  around  the  average  duration  of the  Lehman  Brothers  Government
                                    Securities  Index.  As  of  December  31,  2001,  the  duration  of  the  Lehman  Brothers
                                    Government Securities Index was 5.32 years.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under  normal  circumstances,  at  least  95% of the  Portfolio's  net  assets  (including
                                    borrowings  for  investment   purposes)  must  be  invested  in  U.S.  dollar  denominated obligations issued by the U.S. Treasury and repurchase  agreements  collateralized by such obligations.  The Portfolio is "non-diversified" under the 1940 Act.
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   U.S. Government and Agency Securities
===================================================================================================================================

================================================================================================================================

                                                  U.S. CORPORATE PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total  return as may be  consistent  with the  preservation  of capital.
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO DESCRIPTION:              The Portfolio will invest  primarily in high quality  (rating of AA by S&P, Aa by Moody's or a  comparable  rating,  or higher  from a  nationally  recognized  statistical  rating
                                    organization)   U.S.  corporate   obligations,   with  limited  exposure  to  other  debt
                                    securities.  The  performance  objective of the Portfolio is to outperform an index which the  Portfolio  Manager  believes is an  appropriate  benchmark  for the  Portfolio.  The current  index used by the  Portfolio  Manager for the  Portfolio  is the  Salomon  Smith
                                    Barney  Corporate Bond Index.  The Index is not available for investment  and, unlike the
                                    Portfolio, does not incur expenses.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P          Moody's                         AVERAGE
                                        S&P:        Moody's:    (ShortTerm):  (Short Term):    Fitch's:     PORTFOLIO QUALITY:
                                        ----        --------    ------------  -------------    --------     ------------------
                                        BBB-          Baa3          A-2            P-2             BBB-          AA (Aa)
--------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Salomon Smith Barney Corporate Bond
                                    Index. As of December 31, 2001, the duration of the Salomon Smith Barney Corporate Bond index was 5.71 years.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under  normal  circumstances,  the  Portfolio  must invest at least 80% of its net assets
                                    (including borrowings for investment purposes) in U.S. dollar-denominated  corporate debt obligations of U.S issuers.  For temporary defensive  purposes,  the Portfolio may invest up to 100% of its total assets in U.S.  Government  securities,  cash or cash  equivalent securities.  These  defensive  strategies  may prevent the Portfolio  from  achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Asset-Backed Securities
                                    o   Bank Obligations
                                    o   Corporate Debt Instruments
                                    o   Mortgage-Backed Securities
                                    o   U.S. Government and Agency Securities
================================== =============================================================================================

=================================================================================================================================

                                                  BROAD MARKET PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT                The Portfolio will invest primarily in high quality (rating of AA by S&P, Aa by Moody's
STRATEGIES:                         or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities reflective of the broad spectrum of the U.S.
                                    bond market as well as an opportunistic allocation to non-U.S. sovereign markets.
                                    The performance objective of the Portfolio is to outperform an index which the
                                    Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Aggregate
                                    Bond Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.
---------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P         Moody's                           AVERAGE
                                        S&P:        Moody's:    (ShortTerm):  (ShortTerm):    Fitch's:      PORTFOLIO QUALITY:
                                        ----        --------    ------------  ------------    --------      ------------------
                                        BBB-          Baa3          A-2           P-2           BBB-              AA (Aa)
---------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed plus or minus one year around the average  duration of the Lehman  Brothers  Aggregate Bond Index.
                                    As of December 31, 2001 the duration of the Lehman  Brothers  Aggregate  Bond Index (U.S.)
                                    was 4.54 years.
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                The  Portfolio  will invest at least 65% of its total assets in fixed  income  securities.
                                    The  allocation  among  markets  will  vary  based  upon the  issuance  of new  securities and the retirement of  outstanding  securities and  instruments.  For temporary  defensive purposes,  the Portfolio may invest up to 100% of its assets in short-term U.S. Government securities,  cash or cash equivalent  securities.  These defensive  strategies may prevent the Portfolio  from  achieving  its  investment  objective.  The  Investment  Adviser will manage the Broad Market  Portfolio to approximate  broad market  allocations by purchasing
                                    and  selling   representative   securities  in  each  market,  but  the  Portfolio  cannot
                                    guarantee  that  it  will  match  such  broad  market  allocations.   The  current  market
                                    allocation  is  comprised  of  approximately  20% in  corporate  securities,  50% in  U.S.
                                    Government  securities  and  30%  in  mortgage-backed  and  asset-backed  securities.  The
                                    Portfolio  will limit its  investment in foreign  instruments  to 35% of its total assets.
                                    The Portfolio is "non-diversified" under the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o    Asset-Backed Securities
                                    o    Bank Obligations
                                    o    Corporate Debt Instruments
                                    o    Mortgage-Backed Securities
                                    o    U.S. Government and Agency Securities
================================== ==============================================================================================

================================================================================================================================

                                               INTERNATIONAL CORPORATE PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To  attain a high  level of total  return  as may be  consistent  with the  preservation  of capital.
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT                The Portfolio  will invest  primarily in investment  grade  corporate debt from worldwide
STRATEGIES:                         bond markets. The performance  objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers
                                    Euro Corporate Bond Index. The Index is not available for investment and, unlike the
                                    Portfolio, does not incur expenses.
---------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                 S&P           Moody's                          AVERAGE
                                    S&P:        Moody's:    (ShortTerm):    (Short Term):      Fitch's:    PORTFOLIO QUALITY:
                                    ----        --------    ------------    -------------      -------     ------------------
                                    BBB-          Baa3           A-2             P-2             BBB-           AA (Aa)
---------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year plus or minus the average duration of the Lehman Brothers Euro Corporate Bond Index. As of
                                    December 31, 2001, the duration of the Lehman Brothers Euro Corporate Bond Index was 4.82
                                    years.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in corporate debt securities from jurisdictions outside the U.S. The Portfolio will maintain investments in corporate debt securities of issuers from at least three different countries. The Portfolio may invest up to 20% of its net assets in U.S. Corporate debt securities. For temporary defensive purposes, 100% of the
                                    Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Corporate Debt Instruments
                                    o   Foreign Instruments
================================== =============================================================================================


=================================================================================================================================

                                                    GLOBAL HIGH YIELD PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total  return as may be  consistent  with the  preservation  of capital.
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT                The  Portfolio  will invest  primarily  in high yield debt  securities.  High yield bonds
STRATEGIES:                         (also  referred to as "junk  bonds")  have a rating of BB or lower and pay a higher yield to compensate for their greater risk. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Salomon Smith Barney All BB and B Rated Issues Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.
---------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P             Moody's                        AVERAGE
                                       S&P:        Moody's:    (ShortTerm):      (Short Term):    Fitch's:    PORTFOLIO QUALITY:
                                       ----        --------    ------------      -------------    --------    ------------------
                                       CCC-          Caa3            C                P-3           CCC-              B
---------------------------------------------------------------------------------------------------------------------------------
    DURATION:                       The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Salomon Smith Barney All BB and B Rated
                                    Issues Index. As of December 31, 2001, the duration of the Salomon Smith Barney All BB and B Rated Issues Index was 4.82 years.
---------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:            Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield debt securities from worldwide bond markets including emerging market debt securities. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                       o    Corporate Debt Instruments
    INVESTMENTS:                    o    Brady Bonds
                                    o    Foreign Instruments
                                    o    Indexed Notes, Currency Exchange-Related Securities and Similar Securities
=================================================================================================================================

==================================================================================================================================

                                                   INFLATION-INDEXED PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To  attain a high  level of  return in excess  of  inflation  as may be  consistent  with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in securities with a coupon rate and/or principal amount linked to the inflation rate from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global Real Index. The Index is not
                                    available for investment and, unlike the Portfolio, does not incur expenses.
----------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                S&P            Moody's                         AVERAGE
                                    S&P:        Moody's:     (ShortTerm):   (Short Term):   Fitch's:      PORTFOLIO QUALITY:
                                    ----        --------     ------------   --------------  --------      ------------------
                                    BBB-          Baa3          A-2            P-2            BBB-             AA (Aa)
----------------------------------------------------------------------------------------------------------------------------------
DURATION:                           The  Portfolio's  average U.S.  dollar-weighted  duration  generally  will not exceed one year, plus or minus the average  duration of the Lehman  Brothers Global Real Index.
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under  normal  circumstances,  at least  80% of the  Portfolio's  net  assets  (including borrowings for investment  purposes)  must be invested in inflation  indexed  securities.
                                    The  Portfolio  is not  required to invest any minimum  percentage  of its assets in debt securities of issuers  located outside the U.S. nor in any minimum number of countries or currencies.  For temporary defensive  purposes,  100% of the Portfolio's total assets may be invested in U.S.  Government  securities,  cash or cash equivalent  securities.  These defensive  strategies may prevent the Portfolio from achieving its investment  objective.
                                    The Portfolio is "non-diversified" under the 1940 Act.
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Foreign Instruments
                                    o   Inflation-Indexed Securities
                                    o   U.S. Government and Agency Securities
==================================================================================================================================

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

 All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. Changes to an index by which a Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors. No assurance can be given that a Portfolio's investment objective will be achieved.



The Portfolios may invest in securities issued by the U.S. Government, it agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk. Investments in the U.S. Treasury and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government.



Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:


--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
                                                 Enhanced                                                    Global
                      Mortgage  Asset-   High    Equity    U.S.       U.S.        Broad     International    High      Inflation-
Risks:                LIBOR     Backed   Yield   Markets   Treasury   Corporate   Market    Corporate        Yield      Indexed
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Banking industry                   X                                                 X
risk

--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Correlation risk           X       X       X          X        X          X          X             X            X          X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Credit risk                X       X       X          X                   X          X             X            X          X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Currency risk              X                                                         X             X            X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Derivative  risk                                      X                              X             X            X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Foreign risk                               X                                         X             X            X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Hedging risk               X                                                         X             X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Interest rate risk         X       X       X          X        X          X          X             X            X          X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Leverage risk              X       X                  X                              X             X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Liquidity risk             X       X       X          X                   X          X             X            X          X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Market risk                X       X       X          X        X          X          X             X            X          X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Non-diversification        X       X       X          X        X          X          X             X            X          X
risk
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------
Prepayment risk            X       X       X          X                   X          X
--------------------- --------- -------- ------- --------- ---------- ----------- --------- ---------------- --------- -----------


BANKING INDUSTRY                    Investing in bank obligations will expose a
RISK:                               Portfolio to risks associated with the
                                    banking industry such as interest rate and credit risks.

CORRELATION RISK:                   Derivatives are financial instruments whose
                                    value depends upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:                        Debt securities are subject to credit risk.
                                    Credit risk is the possibility that an
                                    issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.


CURRENCY RISK:                      Fluctuations in exchange rates between
                                    the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVE RISK:                    Derivatives are subject to the risk of
                                    changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates.
                                    The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolios. The use of derivatives may reduce returns for the Portfolios.

FOREIGN RISK:                       Investing in foreign securities will
                                    expose a Portfolio to risks such as
                                    political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility.


HEDGING RISK:                       Hedging exposes a Portfolio to the risk that
                                    the hedge will lose value while the hedged investment increases in value.

INTEREST RATE                       Investing in fixed-rate debt securities will
RISK:                               expose a Portfolio to the risk that the
                                    value of the Portfolio's investments will decline if interest rates rise.

LEVERAGE RISK:                      The use of derivatives exposes a Portfolio
                                    to the risk of leverage which may result in greater fluctuations in a Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY RISK:                     Certain securities may be difficult or
                                    impossible to sell at favorable prices within the desired time frame.

MARKET RISK:                        The market value of a security may increase
                                    or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON-DIVERSIFICATION RISK:           A non-diversified Portfolio may invest
                                    more of its assets in the securities of
                                    fewer companies than a diversified
                                    Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT RISK:                    A Portfolio that invests in mortgage-backed
                                    and other asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

                             PERFORMANCE INFORMATION


             ALL OF THE PORTFOLIOS HAVE NOT COMMENCED OPERATIONS AND THEREFORE NO PERFORMANCE INFORMATION IS PRESENTED FOR ANY PORTFOLIO.


                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.


----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Portfolio               Mortgage Asset-    High   Enhanced    U.S.       U.S.        Broad     International Global     Inflation-
Name:                   LIBOR    Backed    Yield  Equity      Treasury   Corporate   Market    Corporate     High       Indexed
                                                  Markets                                                    Yield

----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Shareholder             None     None      None   None        None       None        None      None          None       None
Fees (Fees
Paid Directly from
Your Investment)
----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Annual Fund
Operating Expenses
(Expenses that are
Deducted From Fund
Assets)
----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Management Fees         0.30%    0.10%     0.40%  0.35%       0.30%      0.10%       0.30%     0.10%         0.50%      0.40%
----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Distribution Fees       None     None      None   None        None       None        None      None          None       None
(12b-1)
----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Other Expenses*         0.15%    0.15%     0.20%  0.15%       0.15%      0.15%       0.15%     0.20%         0.20%      0.15%
----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------
Total Annual Fund       0.45%    0.25%     0.60%  0.50%       0.45%      0.25%       0.45%     0.30%         0.70%      0.55%
Operating Expenses**
----------------------- -------- --------- ------ ----------- ---------- ----------- --------- ------------- ---------- ----------



* The Portfolios had not commenced operations as of December 31, 2001. "Other Expenses" have been estimated. Under an Administration Agreement effective May 29, 1998 between the Fund and Investor Capital Services, Inc., (the "Administrator"), the Administrator provides administrative services to the Fund for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets.


** Fischer Francis Trees & Watts, Inc., (the "Investment Adviser" ) has voluntarily agreed to cap the Total Operating Expenses of a Portfolio at a percentage (on an annualized basis) of that Portfolio's average daily net assets as set forth in the table below. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. Such waivers may be terminated at any time.


-------------- ----------- --------- ---------- ----------- ---------- ------------- ----------- ------------- --------- ----------
Portfolio      Mortgage    Asset-BackHigh       Enhanced    U.S.       U.S.          Broad       International Global    Inflation-
Name:          LIBOR                 Yield      Equity      Treasury   Corporate     Market      Corporate     High      Indexed
                                                Markets                                                        Yield
-------------- ----------- --------- ---------- ----------- ---------- ------------- ----------- ------------- --------- ----------
-------------- ----------- --------- ---------- ----------- ---------- ------------- ----------- ------------- --------- ----------
Total Waived   None        None      None       None        None       None          None        None          None      None
Fees
-------------- ----------- --------- ---------- ----------- ---------- ------------- ----------- ------------- --------- ----------
Net Operating  0.45%       0.25%     0.60%      0.50%       0.45%      0.25%         0.45%       0.30%         0.70%     0.60%
Expense Cap
-------------- ----------- --------- ---------- ----------- ---------- ------------- ----------- ------------- --------- ----------

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

These Portfolios have not commenced investment operations, therefore only fees for one and three years are represented.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------- -------------------- -------------
PORTFOLIO NAME                  1 YEAR               3 YEARS
------------------------------- -------------------- -------------
Mortgage LIBOR                  $46                  $144
------------------------------- -------------------- -------------
Asset-Backed                    $26                  $80
------------------------------- -------------------- -------------
High Yield                      $61                  $192
------------------------------- -------------------- -------------
Enhanced Equity Markets         $51                  $160
------------------------------- -------------------- -------------
U.S. Treasury                   $46                  $144
------------------------------- -------------------- -------------
U.S. Corporate                  $26                  $80
------------------------------- -------------------- -------------
Broad Market                    $46                  $144
------------------------------- -------------------- -------------
International Corporate         $31                  $97
------------------------------- -------------------- -------------
Global High Yield               $72                  $224
------------------------------- -------------------- -------------
Inflation-Indexed               $56                  $176
------------------------------- -------------------- -------------


                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER



Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"), serves as Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, currently manages approximately $33 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 162 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $147 million. The Investment Adviser also serves as the sub-adviser to thirty portfolios of eighteen other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the international Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $11.96 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                               PORTFOLIO MANAGERS


FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio of the Fund, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on market specialist teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to each Portfolio's investment policies and restrictions: the Sovereign Bond Group, consisting of the U.S. Bloc, Europe Bloc and Japan Bloc teams, and the Sectors Group, consisting of the Corporate, Structured Product, High Yield and Emerging Markets teams.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed is responsible for management of the Broad Market Portfolio. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.


ADAN AKANT, MANAGING DIRECTOR. Mr. Akant is responsible for management of the U.S. Treasury Portfolio. He joined FFTW in 1984 after six years with the World Bank, where he served initially as a project financial analyst in Europe and the Middle East area before joining the treasurer's staff as an investment officer. Mr. Akant holds a Ph.D. in systems science, an M.S. in finance and international management, an Engineer's degree, and M.S. and B.S degrees in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

JOHN CAREY, CFA, PORTFOLIO MANAGER. Mr. Carey is responsible for management of the Mortgage LIBOR Portfolio. He joined FFTW in 1998 as a member of the Mortgage Desk. His market responsibilities are focused on fixed rate Collateralized Mortgage Obligations ("CMOs") and CMO derivatives. Mr. Carey was previously a Limited Partner at Atlantic Portfolio Analytics and Management (APAM) where he traded mortgage backed securities and agency CMOs. Prior to joining APAM in 1996, Mr. Carey was a Senior Vice President in charge of Secondary Marketing for the Chase Manhattan Mortgage Corporation. Mr. Carey holds an MBA in Finance from New York University and a BA in Mathematical Economics from Colgate University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

STEPHEN CHANG, CFA, PORTFOLIO MANAGER. Mr. Chang has responsibility for management of the Inflation-Indexed Portfolio. He joined FFTW in 1997, with his initial focus on developing index portfolio replication techniques, as well as enhancing performance attribution capabilities and Value-at-Risk analytics for various fund products. Since 1999, he has been the market specialist analyzing the development of the peripheral markets in the US Bloc which are comprised of Canada, Australia, New Zealand, and Latin American countries in the emerging market sector. Mr. Chang holds a B.Sc. in Computer Science from Cornell University and a M.Sc. in Management Science from Stanford University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Enhanced Equity Markets, High-Yield, Global High Yield, International Corporate, and U.S. Corporate Portfolios. He joined FFTW in 1990 from Yamaichi International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma College and an M.A. in economics from Duke University.


SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler is responsible for management of the Asset-Backed Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of Technology.


                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio is $100,000; such minimum may be waived at the discretion of the Investment Adviser Quasar Distributors, LLC ("Quasar" or "the Distributor"). Subsequent investments or redemptions may be of any amount. Initial investments obtained through a broker or agent may be for amounts higher or lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolios. Shares purchased will begin accruing dividends in all Portfolios except the Mortgage LIBOR and Asset-Backed Portfolios on the day Federal funds are received.


Purchases of shares of all Portfolios may be made on any "Business Day," meaning Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

                                WIRING INSTRUCTIONS



To:                             Investors Bank & Trust Company
                                200 Clarendon Street
                                Boston,  Massachusetts 02117.
ABA Number:                     011001438
Account Name:                   Quasar Distributors, LLC - Fund Purchase Account
Account Number:                 933333333
Reference:                      (Indicate Portfolio name)

                                                      TO PURCHASE SHARES

---------------- ---------------------- --------------------------- ------------------------------ --------------------------------
PORTFOLIO NAME   WHEN NET ASSET         WHEN & HOW SHARES           PROCEDURE FOR                  RESULT OF LATE
                 VALUE (NAV)            MAY BE PURCHASED            SAME DAY PURCHASES              NOTIFICATION
                 IS DETERMINED                                                                      OR DELAY IN RECEIPT
                                                                                                    OF FUNDS
---------------- ---------------------- --------------------------- ------------------------------ --------------------------------
o  MORTGAGE      o  Last Business Day    o  Last Business Day        o  Purchasers must call Inves- o  The Portfolio must receive
   LIBOR            of each  week or on     of  each week or on         tors Bank at (800) 247-0473     notice before 4 p.m.
o  ASSET-           any other Business      any other Business          prior to 12:00 p.m.  ET        (wire may be received after
   BACKED           Days approved by        Days approved by            to inform the Portfolio        12:00 p.m. ET) for shares
o  HIGH YIELD       the Investment          the Investment Adviser.     of the incoming wire           to be bought at that day's
o  GLOBAL HIGH      Adviser.                                            transfer.                      price.
   YIELD                                 o  Submitted orders must
                                            include a completed      o  Purchasers must indicate    o  Shares will be bought at
                                            account application.        which Portfolio is to be       the next Business Day's
                                                                        purchased.                     price if the wire is received
                                         o  Federal funds must be                                      after 12:00 p.m. ET and
                                            wired to Quasar's        o  If Federal funds are           no notice is given.
                                            "Fund Purchase Account"     received by the
                                            at Investors Bank &         Portfolio that day,
                                            Trust Company               the order will be
                                            ("Investors Bank" or the    effective that day.
                                            "Transfer Agent").          Price of shares is
                                                                        based on the next
                                                                        calculation of NAV
                                                                        after the order is placed.
---------------- ---------------------- --------------------------- ------------------------------ --------------------------------
o  ENHANCED       o  All Business Days   o  Any Business Day         o  Purchasers must call Inves-  o  The Portfolio must receive
   EQUITY                                                               tors Bank at (800) 247-0473     notice before 12:00 p.m.
   MARKETS                               o  Submitted orders            prior to 12:00 p.m.             (wire may be received after
o  U.S. TREASURY                            must include                ET to inform the Portfolio      4:00 p.m. ET) for shares
o  U.S.                                     a completed account         of the incoming                 to be bought at that day's
   CORPORATE                                application.                wire transfer.                  price.
o  BROAD MARKET                                                                                     o  Shares will be bought at
o  INTERNATIONAL                         o  Federal funds must be    o  Purchasers must indicate        the next business day's
o  -CORPORATE                               wired to Quasar's           which Portfolio is to be        price if the wire is
o  INFLATION-                               "Fund Purchase Account"     purchased.                      received after 12:00
   INDEXED                                  at Investors Bank &                                         p.m. ET and no notice
                                            Trust Company            o  If Federal funds are            is given.
                                            ("Investors Bank" or the    received by the
                                            "Transfer Agent").          Portfolio that day,
                                                                        the order will be
                                                                        effective that day.
                                                                        Price of shares is
                                                                        based on the next
                                                                        calculation of NAV
                                                                        after the order placed.
---------------- ---------------------- --------------------------- ------------------------------ ---------------------------

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, a Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by a Portfolio should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. A Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------

1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
     a.   The dollar or share amount to be redeemed;
     b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
     c.   The name of the shareholder; and

     d.   The shareholder's account number.

2. SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.




-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                         WHEN REDEMPTION EFFECTIVE                       RESULT OF LATE NOTIFICATION OF REDEMPTION

-------------------------------------- ----------------------------------------------- --------------------------------------------
o        Mortgage LIBOR                If notice is received by the Transfer Agent     If notice is received by the Transfer
o        Asset-Backed                  by 4:00 p.m. ET on any Business Day, the        Agent on a non-business day or after
o        High Yield                    redemption will be effective and payment will   4:00p.m. ET on a Business Day, the
o        Enhanced Equity Market        be made within seven calendar days, but         redemption notice will be deemed received
o        U.S Treasury                  generally two business days following receipt   as of the next Business Day.
o        U.S Corporate                 of such notice. Price of shares is based on
o        Broad Market                  the next calculation of the NAV after the
o        International Corporate       order is placed.
o        Global High Yield
o        Inflation-Indexed
-------------------------------------- ----------------------------------------------- --------------------------------------------


                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.


1. For all Portfolios, other than Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield, net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.


2. The Mortgage LIBOR Portfolio's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

3. The Asset-Backed and High Yield Portfolios' net asset values are calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each week and each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.


4. The Global High Yield's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. on the Last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.


All Portfolio investments are valued based on market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.


To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. In the event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of each Portfolio, other than the Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield Portfolios, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of the Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.


                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio's shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio. For additional information regarding tax issues pertaining to the Portfolios, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES
Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account

Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.



Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Fund shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.



As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to shareholders who:



1.   fail to provide the Fund with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributionsderived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES



Shares of each Portfolio are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank pays the distribution fees while the Investment Adviser pays all other fees and expenses related to distribution.

                             INVESTMENT INFORMATION


        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Portfolio          Mortgage Asset-    High    Enhanced    U.S        U.S.      Broad    International  Global    Inflation
Name:              LIBOR    Backed    Yield   Equity      Treasury   Corporate Markets  Corporate      High      -Indexed
                                              Markets                                                  Yield
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Asset-Backed           X        X       *         X           *          X        X          *            *         *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Bank                   *        *       *         X           *          X        X          *            *         *
Obligations
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Brady Bonds                             X         *                      *        *          *            X         *
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Convertibles                            X         *                      *        *          *            *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Corporate Debt         *        *       X         X           *          X        X          X            X         *
Instrument
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Dollar Roll            *        *       *         *                      *        *          *            *         *
Transactions
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Duration               *        *       *         *           *          *        *          *            *         *
Management
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Foreign                                 X         *                      *        *          X            X         X
Instruments
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Hedging                *        *       *         *           *          *        *          *            *         *
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
High-Yield                              X                                                                 X
Bonds
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Illiquid               *        *        *        *                      *        *          *            *         *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Indexed Notes,                  *        *        *                      *        *          *            X         *
Currency
Exchange-Related
Securities and
Similar
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Inflation-Indexed      *        *        *        *           *          *        *          *            *         X
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Investment             *        *        *        *           *          *        *          *            *         *
Companies
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Loan Participations    *        *        *        *           *          *        *          *            *         *
 and Assignments
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------

                                       24


------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Portfolio          Mortgage Asset-    High    Enhanced    U.S        U.S.      Broad    International  Global    Inflation
Name:               LIBOR    Backed   Yield   Equity      Treasury   Corporate Markets  Corporate      High      -Indexed
                                               Markets                                                 Yield
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Mortgage-Backed       X        X        *         X           *         X         X           *            *         *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Multi-National                          *         *                     *         *           *            *         *
Currency Unit
Securities or
More than one
Currency
Denomination
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Municipal                               *         *                     *         *           *            *         *
Instruments
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Repurchase and        *        X        *         *           *         *         *           *            *         *
Reverse Repurchase
Agreements
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Short Sales           *        *        *         *                     *         *           *            *
Transactions
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ----------
Stripped              X        X        X         *           *         *         *           *            *         *
Instruments
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
TBA Transactions      *        *        *         *                     *         *           *            *         *
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Total Return          *        X        *         *                     *         *           *            *         *
Swaps
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
U.S. Government       X        X        *         X           X         X         X           *            X
And Agency
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Warrants                                *                               *         *           *            *         *
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
When Issued &         *        *        *         *           *         *         *           *            *         *
Forward
Commitment
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------
Zero Coupon           *        *        X                     *         *         *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- --------- ---------


X    Principal Investments
*    Other Investments

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.       motor vehicle installment sale contracts,
b.       other installment sale contracts,
c.       leases of various types of real and personal property, and
d.       receivables from revolving credit (credit card) agreements.

         RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank issued securities. These instruments include, but are not limited to:

a)  Time Deposits,             e)  Deposit Notes,                  h)  Variable Rate Notes
b)  Certificates of Deposit,   f)  Eurodollar Time deposits,       i)  Loan Participations,
c)  Bankers' Acceptances,      g)  Eurodollar Certificates of      j)  Variable Amount Master Demand
d)  Bank Notes,                    Deposit,                            Notes,
                                                                   k)  Yankee CDs, and Custodial Receipts

     RISKS:   Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.


BRADY BONDS
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.


A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     RISKS:   Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS:   Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS:   Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS:   Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

     a. the bond's yield,
     b. coupon interest payments,
     c. final maturity,
     d. call features,
     e. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.



Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.



     RISKS:   Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
a. FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The global and international Portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES. These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS:   Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS

     Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     RISKS:   The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

a. Relatively unstable governments                   d.  restrictions on foreign ownership
b. present the risk of sudden adverse government     e.  prohibitions of repatriation of assets
   action                                            f.  less protection of property rights than more developed
c. nationalization of businesses                         countries

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.  engaging in swaps                                     d.  purchasing and selling futures contracts
b.  purchasing and selling caps, floors and collars       e.  purchasing and selling options
c.  purchasing or selling forward exchange contracts

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

  1.   the securities,
  2.   the foreign currency subject to the futures, or
  3.   the forward currency contract.

A Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a. SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Markets Portfolio may, unlike the other Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS:   Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

HIGH YIELD BONDS
High yield bonds (also known as junk bonds) are issued by corporations who either do not have long track records of sales and earnings, or by those who possess questionable credit strength.

     RISKS:   The risk of default is higher on high yield bonds than it would be on investment grade bonds.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

     RISKS:   Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS:   Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom.

Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The par value of these securities is adjusted daily for inflation based upon the Consumer Price Index non-seasonally adjusted. A semi-annual coupon payment of fixed real interest is paid on the adjusted par amount. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.

The process for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United Kingdom is similar but not identical to the process used in the United States. In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

         The Portfolio may utilize currency hedging techniques to hedge its securities. Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. Some countries may not guarantee the principal value of the inflation protected bonds that they issue, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.


The Portfolios will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company, or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Fund has applied to the Commission for an exemptive order which, if granted, would permit a Portfolio to invest in another Portfolio within the FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.


         RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

         RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by
     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS:   A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.


     RISKS:   Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

     RISKS:   Investments in municipal instruments are subject to the
     municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government

Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS:   If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

     RISKS:   A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips
b.   Treasury Strips
c.   Stripped Mortgage-Backed Securities

     RISKS:   POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

     RISKS:   The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS:   A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:


a.   U.S. Treasury Department,
b.   Farmer's Home Administration,
c.   Federal Home Loan Mortgage Corporation,
d.   Federal National Mortgage Association,
e.   Student Loan Marketing Association,
f.   Government National Mortgage
     Association, and
g.   U.S. Department of Veterans' Affairs.


     RISKS:   Investing in securities backed by the full faith and credit of the
     U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

     RISKS:   Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS:   The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS:   Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS
Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. TREASURY PORTFOLIO
The Portfolio may invest up to 5% of its total assets in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.


U.S. CORPORATE PORTFOLIO
The Portfolio may invest up to 20% of its net assets in non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.


BROAD MARKET PORTFOLIO
The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2002 (as amended from time to time). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.

A Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473.


Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:

Quasar Distributors, LLC


Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------


================================================================================
                                   PROSPECTUS

                             INTERNATIONAL PORTFOLIO

================================================================================


--------------------------------------------------------------------------------



                                   MAY 1, 2002








THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS


Pages to be renumbered upon completion


Risk/Return Summary                                                           3
Investment Objectives, Principal Investment Strategies and Investments        3
Principal Investment Risks                                                    4
Risk/Return Bar Chart and Table                                               5
Fee Table                                                                     6
Expense Table Example                                                         7
Fund Management                                                               7
Shareholder Information                                                       8
Investment Information                                                       13
Portfolio Turnover                                                           26
Supplemental Investment Policies                                             26
Financial Highlights Table                                                   26
Shareholder Inquiries                                                        28

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the International Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, permitted investments and their associated risks follows.

     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS



---------------------------------- ---------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:              To attain a high level of total return as may be consistent with the preservation of capital.

---------------------------------- ---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:   The Portfolio  invests  primarily in investment  grade (rating of BBB by S&P, Baa by Moody's or  a  comparable  rating,  or  higher  from  a  nationally  recognized  statistical  rating organization)  debt  securities  from  foreign  bond  markets  and  denominated  in  foreign currencies.  The performance  objective of the Portfolio is to outperform an index which the
                                   Portfolio Manager believes is an appropriate benchmark for the Portfolio.  The current index used by the Portfolio  Manager for the  Portfolio is the Lehman  Brothers  Global  Aggregate
                                   Index (ex-USD).  (The Lehman Brothers Global Aggregate Index (ex-USD) provides a broad-based measure of the  international  investment-grade  bond  market.  The Lehman  Brothers  Global
                                   Aggregate Index (ex-USD) combines non-U.S.  dollar-denominated  versions of the Pan-European
                                   Index and the  Japanese,  Canadian,  Australian  and New  Zealand  components  of the Global
                                   Treasury Index.  The Index is not available for investment  and, unlike the Portfolio,  does not incur expenses).
---------------------------------- ------------ ------------ ------------------ ------------------- -------------- -------------
    MINIMUM QUALITY RATING:                                                                                          AVERAGE
                                                                   S&P            Moody's                           PORTFOLIO
                                      S&P:       Moody's:      (Short Term):    (Short Term):         Fitch's:       QUALITY:
                                      ----       --------      -------------    -------------         --------      ----------
                                      BBB-         Baa3             A-2             P-2                 BBB-             A

---------------------------------- ---------------------------------------------------------------------------------------------
    DURATION:                      The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Aggregate Index (ex-USD) by more than one year. As of December 31, 2001, the duration of the Lehman Brothers Global
                                   Aggregate Index (ex-USD) was 5.19 years.

---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio primarily invests in investment grade debt securities from foreign bond markets, denominated in foreign currencies.  The Portfolio will maintain investments in debt securities of issuers from at least three different countries.  At least 65% of the
                                   Portfolio's total assets will be invested in debt securities from jurisdictions  outside the
                                   U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in  U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective.  The Portfolio is "non-diversified" under the 1940 Act.
---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o        Asset-Backed Securities
                                   o        Bank Obligations
                                   o        Corporate Debt Instruments
                                   o        Foreign Instruments
                                   o        Mortgage-Backed Securities
---------------------------------- ---------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

Changes to the index by which the Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk.


Investments in the Portfolio are subject to certain of the following risks:

BANKING INDUSTRY RISK:       Investing in bank obligations will expose a
                             Portfolio to risks associated with the banking industry such as interest rate and credit risks.

CORRELATION RISK:            Derivatives are financial instruments whose
                             value depends upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.


CREDIT RISK:                 Debt securities are subject to credit risk.
                             Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.


CURRENCY RISK:               Fluctuations in exchange rates between the
                             U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVE RISK:             Derivatives are subject to the risk of changes in
                             the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

FOREIGN RISK:                Investing in foreign securities will expose a
                             Portfolio to risks such as, political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility.

HEDGING RISK:                Hedging exposes a Portfolio to the risk that the
                             hedge will lose value while the hedged
                             investment increases in value.

INTEREST RATE RISK:          Investing in fixed-rate debt securities will expose
                             a Portfolio to the risk that the value of the Portfolio's investments will decline if interest rates rise.

LEVERAGE RISK:               The use of derivatives exposes a Portfolio to
                             the risk of leverage, which may result in greater fluctuations in a Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY RISK:              Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired time frame.

MARKET RISK:                 The market value of a security may increase
                             or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON DIVERSIFICATION RISK:    A non-diversified Portfolio may invest more of its
                             assets in the securities of fewer companies than a diversified Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT RISK:             A Portfolio that invests in mortgage-backed and
                             other asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for 1 year, 5 years and since inception compare with a selected index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31


                            INTERNATIONAL PORTFOLIO
                              ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


                           -0.43% 18.35% -6.34% -0.98% -4.22%
                           ----------------------------------
                            1997   1998   1999   2000   2001

During the five-year period shown in the International Portfolio's bar chart, the highest quarterly return was 10.42% (quarter ending September 30, 1998) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                                                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                                               PAST 1 YEAR   PAST 5      INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2001)*                                              YEARS       (5/9/96)
-------------------------------------------------------------------------- ------------- ----------- -----------------
International Portfolio**
-------------------------------------------------------------------------- ------------- ----------- -----------------
    Return Before Taxes                                                    -4.22%        0.92%       1.97%
-------------------------------------------------------------------------- ------------- ----------- -----------------
    Return After Taxes on Distributions                                    -4.78%        -0.83%      0.09%
-------------------------------------------------------------------------- ------------- ----------- -----------------
    Return After Taxes on Distributions and Sale of Fund Shares            -2.57%        -0.09%      0.68%
-------------------------------------------------------------------------- ------------- ----------- -----------------
    Lehman Brothers Global Aggregate Index
    (ex-USD)***                                                            -3.75%        -0.84%      -0.70%
-------------------------------------------------------------------------- ------------- ----------- -----------------
    JP Morgan Global Government Bond Index
    (Non-US Unhedged)***                                                   -3.60%        0.08%       1.28%
-------------------------------------------------------------------------- ------------- ----------- -----------------




*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**Effective January 2, 2002, the International Portfolio changed its benchmark index from the JP Morgan Global Government Bond Index (non-U.S. Unhedged) to the Lehman Brothers Global Aggregate Index (ex-USD) to better reflect the investment strategy of the Portfolio.

***This index does not reflect deductions for fees, expenses or taxes.


                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


------------------------------------------------------------------------------------------------------------------- ----------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                          None
------------------------------------------------------------------------------------------------------------------- ----------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------------------------------------------------- ----------
Management Fees                                                                                                     0.40%
------------------------------------------------------------------------------------------------------------------- ----------
Distribution Fees (12b-1)                                                                                           None
------------------------------------------------------------------------------------------------------------------- ----------
Other Expenses*                                                                                                     0.26%
------------------------------------------------------------------------------------------------------------------- ----------
Total Annual Fund Operating Expenses**                                                                              0.66%
------------------------------------------------------------------------------------------------------------------- ----------



*Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital Services, Inc. (the "Administrator"), the Administrator provides administrative services to the Portfolio, for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

**The Investment Adviser has voluntarily agreed to cap the Total Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/01, the Investment Adviser waived fees in the amount of 0.06%. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The waiver may be terminated at any time.


                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


---------------------------------------- ---------------------- ---------------------- -----------------------------
                1 YEAR                          3 YEARS                5 YEARS                   10 YEARS
---------------------------------------- ---------------------- ---------------------- -----------------------------
                  $67                            $211                   $368                       $822
---------------------------------------- ---------------------- ---------------------- -----------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence
B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser") serves as Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $33 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises 162 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $147 million. The Investment Adviser also serves as the sub-adviser to thirty portfolios of eighteen other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2001, at a rate of 0.40% of the Portfolio's average daily net assets.


                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $11.96 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio of the Fund, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on market specialist teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to the Portfolio's investment policies and restrictions: the Sovereign Bond Group, consisting of the U.S. Bloc, Europe Bloc and Japan Bloc teams, and the Sectors Group, consisting of the Corporate, Structured Product, High Yield and Emerging Markets teams.

STEPHEN CHANG, CFA, PORTFOLIO MANAGER. Mr. Chang has primary responsibility for management of the International Portfolio. Mr. Chang joined FFTW in 1997, with his initial focus on developing index portfolio replication techniques, as well as enhancing performance attribution capabilities and Value-at-Risk analytics for various fund products. Since 1999, he has been the market specialist analyzing the development of the peripheral markets in the US Bloc which are comprised of Canada, Australia, New Zealand, and Latin American countries in the emerging market sector. Mr. Chang holds a B.Sc. in Computer Science from Cornell University and a M.Sc. in Management Science from Stanford University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.


STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell has secondary responsibility for management of the International Portfolio. Mr. Russell joined FFTW in 1992. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.



                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio is $100,000; such minimum may be waived at the discretion of FFTW or the distributor, Quasar Distributors, LLC ("Quasar" or the "Distributor"). Subsequent investments or redemptions may be of any amount. Initial investments obtained through a broker or agent may be for amounts higher or lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                               WIRING INSTRUCTIONS


To:                       Investors Bank & Trust Company
                          200 Clarendon Street,
                          Boston, Massachusetts 02117

ABA Number:               011001438

Account Name:             Quasar Distributors, LLC  - Fund Purchase Account
Account Number:           933333333
Reference:                International Portfolio

                               TO PURCHASE SHARES


-------------------- ------------------------ --------------------------------------------- ----------------------------------------
WHEN NET ASSET       WHEN & HOW SHARES MAY    PROCEDURE FOR SAME DAY PURCHASES              RESULT OF LATE NOTIFICATION OR DELAY IN
VALUE (NAV) IS       BE PURCHASED                                                           RECEIPT OF FUNDS
DETERMINED
-------------------- ------------------------ --------------------------------------------- ----------------------------------------
All Business Days    o    Any Business        o    Purchasers must call Investors           o    The Portfolio must receive
                          Day                      Bank at(800) 247-0473 prior to 4:00           notice before  4:00 p.m. (wire may
                                                   p.m. ET to inform the Portfolio of the        be received after 4:00 p.m. ET)
                     o    Submitted                incoming wire transfer.                       for shares to be bought at that
                          orders must                                                            day's price.
                          include a           o    Purchasers must indicate which
                          completed account        Portfolio is to be purchased.            o    Shares will be bought at the
                          application.                                                           next Business Day's price if wire
                                              o    If Federal funds are received by              is received after 4:00 p.m ET and
                     o    Federal funds            the Portfolio that day, the order will        no notice is given.
                          must be wired to         be effective that day. Price of shares
                          Quasar's "Fund           is based on the next calculation of
                          Purchase Account"        NAV after the order is placed.
                          at Investors Bank
                          & Trust Company
                          ("Investors Bank"
                          or the "Transfer
                          Agent").
-------------------- ------------------------ --------------------------------------------- ----------------------------------------


                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
    a.  The dollar or share amount to be redeemed;
    b.  The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
    c.  The name of the shareholder; and
    d.  The shareholder's account number.
2.  SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.
---------------------------------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                       RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------  -----------------------------------------------------------------
If notice is received by the Transfer Agent by 4:00 p.m. ET     If notice is received by the Transfer Agent on a non-business day
on any Business Day, the redemption will be effective and       or after 4:00 p.m. ET time on a Business Day, the redemption payment will be made within seven calendar days, but generally  notice will be deemed received as of the next Business Day.
two business following receipt of such notice. Price of shares is based on the next calculation of the NAV after the order is placed.
--------------------------------------------------------------  -----------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.


To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.


                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing to the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of the Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.


                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio. For additional information regarding tax issues pertaining to the Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES


The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing to the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to shareholders who:


1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or

3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES


Shares of the Portfolio are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank & Trust Company and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank & Trust Company pays the distribution fee and FFTW pays all other fees and expenses related to its distribution.


                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS

Primary Investments
-    Asset-Backed Securities
-    Bank Obligations
-    Corporate Debt Instruments
-    Duration Management
-    Foreign Instruments
-    Mortgage-Backed Securities


Other Investments
-    Brady Bonds
-    Dollar Roll Transactions
-    Hedging
-    Illiquid Securities
-    Indexed Notes, Currency Exchange-Related Securities and Similar Securities
-    Inflation-Indexed Securities
-    Investment Companies
-    Loan Participations and Assignments
-    Multi-National Currency Unit Securities or More Than One Currency

     Denomination
-    Repurchase and Reverse Repurchase Securities
-    Stripped Instruments
-    TBA Transactions
-    Total Return Swaps
-    U.S. Government and Agency Securities
-    When Issued and Forward Commitment Securities
-    Zero Coupon Securities

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.

                  RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a. Time Deposits,                             e. Deposit Notes,                          h. Variable Rate Notes,
b. Certificates of Deposit,                   f. Eurodollar Time deposits,               i. Loan Participations,
c. Bankers' Acceptances,                      g. Eurodollar Certificates of Deposit,     j. Variable Amount Master Demand
                                                                                              Notes,
d. Bank Notes,                                                                           k. Yankee CDs, and
                                                                                         l. Custodial Receipts

                  RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS


Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.


The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

                  RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

                  RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

                  RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
e.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.


                  RISKS: Changes in weighted average duration of the Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS

A.  FOREIGN SECURITIES

Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B.  FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S.

                  investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

C.  EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

                  RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

        a.  Relatively unstable governments;                     d.  restrictions on foreign ownership;
        b.  present the risk of sudden adverse government        e.  prohibitions of repatriation of assets; or
               action;
        c.  nationalization of businesses;                       f.  less protection of property rights than more
                                                                       developed countries

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING

Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.  engaging in swaps;                                            d.  purchasing and selling futures contracts; and
b.  purchasing and selling caps, floors and collars;              e.  purchasing and selling options.
c.  purchasing or selling forward exchange contracts;

All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When the Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When the Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

     1.   the securities,
     2.   the foreign currency subject to the futures, or
     3.   the forward currency contract.

The Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

The Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

A. SWAPS

Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

B. CAPS, FLOORS AND COLLARS

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

C.  FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

D.  FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

E.  OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

                  RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject the Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that the Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES

Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.     securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.     securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. The Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes, the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

                  RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten-year notes, which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom.

Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The par value of these securities is adjusted daily for inflation based upon the Consumer Price Index non-seasonally adjusted. A semi-annual coupon payment of fixed real interest is paid on the adjusted par amount. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.

The process for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United Kingdom is similar but not identical to the process used in the United States. In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                  RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to the Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity.

                  The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Fund has applied to the Commission for an exemptive order which, if granted, would permit the Portfolio to invest in another Portfolio within the FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.


                  RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans")are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

                  RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.  Mortgage-pass through securities issued by
    a.  the Government National Mortgage Association (Ginnie Mae),
    b.  the Federal National Mortgage Association (Fannie Mae),
    c.  the Federal Home Loan Mortgage Corporation (Freddie Mac),
    d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and

3.  Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

                  RISKS: The Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect the Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION


Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.


                  RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments
(POs). Each component is then sold separately. Such instruments include:

a.  Municipal Bond Strips
b.  Treasury Strips
c.  Stripped Mortgage-Backed Securities

                  RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS

A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

                  RISKS: A total return swap may result in the Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/ FEDERAL AGENCIES

U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:


a.  U.S. Treasury Department;
b.  Farmer's Home Administration;
c.  Federal Home Loan Mortgage Corporation;
d.  Federal National Mortgage Association;
e.  Student Loan Marketing Association;
f.  Government National Mortgage Association; and
g.  U.S. Department of Veterans' Affairs.


                  RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

                  RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in the Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


The information for the years ended December 31, 2001, 2000, and 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the Annual Report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

------------------------------------------------------------------------------------------------------------------------------------
                                           INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

                                           (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the period       YEAR         YEAR         YEAR          YEAR          YEAR
                                                    ENDED        ENDED        ENDED         ENDED          ENDED
                                                    12/31/01     12/31/00     12/31/99      12/31/98      12/31/97
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
PER SHARE DATA
Net asset value, beginning of period                $8.18        $8.70        $9.68         $9.50         $10.20
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.29         0.44         0.37*         0.48          0.50

Net realized and unrealized gain (loss) on
 investments, and financial futures contracts and
 foreign currency related transactions              (0.63)       (0.54)       (0.98)        1.21          (0.56)
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
Total from investment operations                    (0.34)       (0.10)       (0.61)        1.69          (0.06)
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
LESS DISTRIBUTIONS

From investment income, net                          0.31         0.00 (d)     0.37          0.45          0.14

In excess of investment income, net                  --           0.04         --            0.40          --

From net realized gain on
  investments, and financial futures contracts
  and foreign currency related transactions          --           --           --            0.66          0.14

From capital stock in excess of par
  value                                              --           0.38         --            --            0.36
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
Total distributions                                  0.31         0.42         0.37          1.51          0.64
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
Net asset value, end of period                      $7.53        $8.18        $8.70         $9.68         $9.50
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
TOTAL RETURN                                        (4.22%)      (0.98%)      (6.34%)       18.35%        (0.43%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                   $107,848     $121,377     $103,564      $81,705       $67,653

Ratio of operating expenses to average
  net assets, exclusive of interest expense (a)      0.60%        0.60%        0.60%         0.60%         0.60%

Ratio of operating expenses to average
  net assets, inclusive of interest expense (a)      0.60%        0.60%        0.60%         0.60%         0.60%

Ratio of investment income, net to
  average net assets (a)                             3.70%        5.18%        4.13%         4.56%         5.19%

Decrease in above expense ratios due to
  waiver of investment advisory fees                 0.06%        0.04%        0.00% (b)     0.03%         0.10%

Portfolio Turnover                                   659%         508%         569%          1,049%        809%
--------------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------

(a)      Net of waivers and reimbursements.
(b)      Rounds to less than $0.01 or 0.01%.
*       Calculation done based on average shares outstanding.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2002 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473.


Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1012 or by electronic request at the following e-mail address: publicinfo@sec.gov.


DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC


Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.


 ==============================================================================
                                   PROSPECTUS

                           LIMITED DURATION PORTFOLIO

 ==============================================================================








                                   MAY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS


Pages to be renumbered upon completion


Risk/Return Summary                                                3
Investment Objectives, Principal Investment Strategies
  and Investments                                                  3
Principal Investment Risks                                         4
Risk/Return Bar Chart and Table                                    5
Fee Table                                                          6
Expense Table Example                                              6
Fund Management                                                    7
Shareholder Information                                            8
Investment Information                                            13
Portfolio Turnover                                                25
Supplemental Investment Policies                                  25
Financial Highlights Table                                        25
Shareholder Inquiries                                             27

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Limited Duration Portfolio (the "Portfolio"), including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, permitted investments and their associated risks follows.


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To maintain a level of total return as may be consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in high quality (rating of AA by S&P, Aa by
STRATEGIES:                  Moody's or a comparable rating or higher from a nationally recognized statistical rating organization) debt securities, using interest rate hedging as a stabilizing technique. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Merrill Lynch 1-2.99 Year Treasury Index. (The Merrill
                             Lynch 1-2.99 Year Treasury Index is an unmanaged index that tracks short-term
                             U.S. Government securities with maturities between 1 and 2.99 years and represents the total rate of return of Treasury Notes based on daily closing prices. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------------------------------------------------------------------------------------------------------------

MINIMUM QUALITY                                                                                    AVERAGE
RATING:                                                  S&P           Moody's                    PORTFOLIO
                                S&P:      Moody's:  (Short Term):   (Short Term):     Fitch's      QUALITY:
                               -----     ---------  -------------   -------------    --------     ---------
                                BBB-        Baa2         A-2              P-2          BBB-       AA   (Aa)
------------------------------------------------------------------------------------------------------------------------------
0URATION:                    The average U.S. dollar-weighted duration of the Portfolio generally is shorter than three years. The average U.S. dollar-weighted duration of the Portfolio will not differ from the average duration of the Merrill Lynch 1-2.99 Treasury
                             Index by more than one year. As of December 31, 2001, the duration of the
                             Merrill Lynch 1-2.99 Treasury Index was 1.62 years.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:         At least 65% of the Portfolio's total assets must be invested in U.S.
                             dollar-denominated securities. For temporary defensive purposes, 100% of the
                             Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified"
                             under the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL INVESTMENTS:       o    Asset-Backed Securities
                             o    Bank Obligations
                             o    Corporate Debt Instruments
                             o    Mortgage-Backed Securities
                             o    U.S. Government and Agency Securities
-----------------------------------------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

Changes to the index by which the Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk.


Investments in the Portfolio are subject to certain of the following risks.

BANKING                    Investing in bank  obligations  will expose the Portfolio to risks associated
INDUSTRY RISK:             with the banking industry such as interest rate and credit risks.

CORRELATION                Derivatives are financial instruments whose value depends upon, or is derived
RISK:                      from, the value of something else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:               Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.




DERIVATIVE                 Derivatives are subject to the risk of changes in the market price of the
RISK:                      security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the
                           Portfolio.

HEDGING RISK:              Hedging is commonly used as a buffer against a perceived investment risk.
                           Hedging exposes the Portfolio to the risk


                                       4




                           that the hedge will lose value while the hedged investment increases in value.


INTEREST RATE RISK:        Investing in fixed-rate  debt  securities will expose the Portfolio to the risk that the value of the Portfolio's investments will decline if interest rates rise.

LEVERAGE RISK:             The use of derivatives exposes the Portfolio to the risk of leverage which may result in greater fluctuations in the Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.


LIQUIDITY RISK:            Certain  securities  may be difficult or impossible  to sell at favorable  prices within the desired time frame.

MARKET RISK:               The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.




NON-DIVERSIFICATION        A non-diversified Portfolio may invest more of its assets in the securities of
RISK:                      fewer companies than a diversified Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.


PREPAYMENT RISK:           A Portfolio that invests in mortgage-backed and other asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The chart and table provided below give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average returns for 1 year, 5 years and since inception compare with a selected index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31


                           LIMITED DURATION PORTFOLIO
                              ANNUAL TOTAL RETURN

        [GRAPHIC OMITTED]


0.29%    11.26%    5.29%     7.21%    6.79%     2.88%      8.52%       7.46%
1994     1995      1996      1997     1998      1999       2000        2001


During the eight-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was -0.47%(quarter ending March 31, 1994).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.



                                                                                                     SINCE
AVERAGE ANNUAL TOTAL RETURNS                                               PAST 1       PAST 5      INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2001)*                                YEAR         YEARS       (7/26/93)
----------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio
----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    7.46%         6.55%       6.05%
----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    5.31%         4.19%       3.75%
----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares
                                                                           4.51%         4.06%       3.68%
----------------------------------------------------------------------------------------------------------------------
    Merrill Lynch 1-2.99 Year Treasury Index**                             8.31%         6.58%       6.05%
----------------------------------------------------------------------------------------------------------------------


*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**This index does not reflect deductions for fees, expenses or taxes.


                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)               NONE
==============================================================================
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------
Management Fees                                                          0.35%
------------------------------------------------------------------------------
Distribution Fees (12b-1)                                                None
------------------------------------------------------------------------------
Other Expenses*                                                          0.18%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                   0.53%
------------------------------------------------------------------------------


*Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital Services, Inc. (the "Administrator"), the Administrator provides administrative services to the Portfolio for an administrative fee and an incentive fee. The incentive fee is paid in the event the Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of the Portfolio's average daily net assets.

**The Investment Adviser has voluntarily agreed to cap the Total Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/01, the Investment Adviser waived fees in the amount of 0.23%. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The waiver may be terminated at any time.


                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        ---------------------------------------------------------------
           1 YEAR         3 YEARS          5 YEARS        10 YEARS
        ---------------------------------------------------------------
             $54            $170             $296           $665
        ---------------------------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser") serves as Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing approximately $33 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises over 162 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $147 million. The Investment Adviser also serves as the sub-adviser to thirty portfolios of eighteen other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2001, at a rate of 0.15% of the Portfolio's average daily net assets.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within the Portfolio. For each Portfolio, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which the Portfolio operates, but relies on market specialist teams for the generation of ideas and specific investments in the Portfolio. The following groups and teams assist in the selection of specific investments, subject to the Portfolio's investment policies and restrictions: the Sovereign Bond Group, consisting of the U.S. Bloc, Europe Bloc and Japan Bloc teams, and the Sectors Group, consisting of the Corporate, Structured Products, High Yield and Emerging Markets teams.



SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler has primary responsibility for management of the Limited Duration Portfolio. Mr. Sheeler joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of Technology.

                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio is $100,000; such minimum may be waived at the discretion of FFTW or the distributor, Quasar Distributors, LLC ("Quasar" or the "Distributor"). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts higher or lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning, any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                              WIRING INSTRUCTIONS:


To:                            Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02117
ABA Number:                    011001438
Account Name:                  Quasar Distributors, LLC
                               - Fund Purchase Account
Account Number:                933333333
Reference:                     Limited Duration Portfolio



                               TO PURCHASE SHARES


--------------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET VALUE (NAV)    WHEN & HOW SHARES MAY BE    PROCEDURE FOR SAME DAY          Result of late notification or
IS DETERMINED                 PURCHASED                   PURCHASES                       delay in receipt of funds
--------------------------------------------------------------------------------------------------------------------------
o    All Business Days        o    Any Business Day       o    Purchasers must call       o    The Portfolio must
                                                               Investors Bank at (800)         receive notice before
                              o    Submitted orders            247-0473 prior to 4:00          4:00 p.m. (wire may be
                                   must include a              p.m. ET to inform the           received after 4:00 p.m.
                                   completed account           Portfolio of the                ET) for shares to be
                                   application.                incoming wire transfer.         bought at that day's
                                                                                               price.
                              o    Federal funds          o    Purchasers must
                                   must be wired to            indicate which Portfolio   o    Shares will be bought
                                   Quasar's  "Fund             is to be purchased.             at the next Business
                                   Purchase Account" at                                        Day's price if wire is
                                   Investors Bank &       o    If Federal funds are            received after 4:00 p.m.
                                   Trust Company               received by the                 ET and no notice is given.
                                   ("Investors Bank" or        Portfolio that day, the
                                   the "Transfer               order will be effective
                                   Agent").                    that day.  Price of
                                                               shares is based on the
                                                               next calculation of NAV
                                                               after the order is
                                                               placed.
--------------------------------------------------------------------------------------------------------------------------


                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------------------------------------------------------
1.       SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
         a.     The dollar or share amount to be redeemed;
         b.     The  account  to which  the  redemption  proceeds  should be wired  (this  account  will  have been  previously designated by the shareholder on the Account Application Form);
         c.     The name of the shareholder; and
         d.     The shareholder's account number.

2.       SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.

--------------------------------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                         RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------------------------------------------------------

If notice is received by the Transfer Agent by 4:00 p.m. ET on    If notice is received by the Transfer Agent on a
any Business Day, the redemption will be effective and payment    non-business day or after 4:00 p.m. ET on a Business Day,
will be made within seven calendar days, but generally two        the redemption notice will be deemed received as of the next
business days following receipt of such notice. Price of shares   Business Day.
is based on the next  calculation  of the NAV after the order is placed.
--------------------------------------------------------------------------------------------------------------------------------


                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.


To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If the Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of the Portfolio will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.


                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio. For additional information regarding tax issues pertaining to the Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES


The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.
A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or

2.   fail to make required certifications, or

3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, tax-deferred plans receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Portfolio are distributed by Quasar pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank & Trust Company and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank & Trust Company pays the distribution fee and FFTW pays all other fees and expenses related to distribution.


                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS

                              AND ASSOCIATED RISKS

Principal Investment Strategies
o        Asset-Backed Securities
o        Bank Obligations
o        Corporate Debt Instruments
o        Duration Management
o        Hedging
o        Mortgage-Backed Securities
o        U.S. Government and Agency Securities

Other Investments
o        Dollar Roll Transactions
            Foreign Instruments
o        Illiquid Securities
o        Inflation-Indexed Securities
o        Investment Companies
o        Loan Participations and Assignments
            Repurchase and Reverse Repurchase Agreements
o        Stripped Instruments
o        TBA Transactions
o        Total Return Swaps
            When Issued and Forward Commitment Securities
o        Zero Coupon Securities

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   leases of various types of real and personal property, and
d.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank issued securities. These instruments include, but are not limited to:

a.  Time Deposits,                        e. Deposit Notes,                         h. Variable Rate Notes,
b.  Certificates of Deposit,              f. Eurodollar Time deposits,              i. Loan Participations,
c.  Bankers' Acceptances,                 g. Eurodollar Certificates of Deposit,    j. Variable Amount Master Demand Notes,
d.  Bank Notes,                                                                     k. Yankee CDs, and
                                                                                    l. Custodial Receipts


          RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.


CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

                  RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
e.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.


Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.


          RISKS: Changes in weighted average duration of the Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS

A.   FOREIGN SECURITIES

Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of the Portfolio to different currencies based on its perception of the most favorable markets and issuers. In allocating assets among multiple markets for the Portfolio, the Investment Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

B.   FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

HEDGING

Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.  engaging in swaps;                                          d.  purchasing and selling futures contracts; and
b.  purchasing and selling caps,  floors and collars;           e.  purchasing and selling options.
c.  purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When the Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When the Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

     1.   the securities,
     2.   the foreign currency subject to the futures, or
     3.   the forward currency contract.

The Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

The Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

A.   SWAPS

Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

B.   CAPS, FLOORS AND COLLARS

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

C.   FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

D.   FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

E.   OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject the Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that the Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES

Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.   securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. The Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

     RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes, which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom.

Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The par value of these securities is adjusted daily for inflation based upon the Consumer Price Index non-seasonally adjusted. A semi-annual coupon payment of fixed real interest is paid on the adjusted par amount. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.

The process for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United Kingdom is similar but not identical to the process used in the United States. In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to the Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.


The Portfolio will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Fund has applied to the Commission for an exemptive order which, if granted, would permit the Portfolio to invest in another Portfolio within the FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.



     RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans")are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

     RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

     1.   Mortgage-pass through securities issued by
          a.   the Government National Mortgage Association (Ginnie Mae),
          b.   the Federal National Mortgage Association (Fannie Mae),
          c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
          d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
     2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
     3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: The Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect the Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio at a later date for an agreed upon price. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for the Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips
b.   Treasury Strips
c.   Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS

A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS: A total return swap may result in the Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/ FEDERAL AGENCIES

U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:


     a.   U.S. Treasury Department;
     b.   Farmer's Home Administration;
     c.   Federal Home Loan Mortgage Corporation;
     d.   Federal National Mortgage Association;
     e.   Student Loan Marketing Association;
     f.   Government National Mortgage Association; and
     g.   U.S. Department of Veterans' Affairs.


          RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.



          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

          RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if those net assets are being used for bona fide hedging purposes.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in the Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


The information for the years ended December 31, 2001, 2000 and 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

----------------------------------------------------------------------------------------------------------------------------
                                             LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                                              (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
----------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR           YEAR         YEAR
                                                    ENDED        ENDED        ENDED          ENDED        ENDED
                                                    12/31/01     12/31/00     12/31/99       12/31/98     12/31/97
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $9.85        $9.66        $9.93          $9.93        $9.93
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

Investment income, net                               0.53         0.61          0.55*         0.55         0.62

Net realized and unrealized gain (loss) on
  investments and financial futures
  contracts and foreign currency related
  transactions                                       0.19         0.19         (0.27)         0.11         0.08
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.72         0.80          0.28          0.66         0.70
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.52         0.61         0.55           0.55         0.62

In excess of investment income, net                   --           --           --            0.00**       --

From net realized gain on
  investments and financial futures
   contracts and foreign currency related
   transactions                                       --           --           --            0.11         0.08
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                 0.52         0.61         0.55            0.66         0.70
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.05        $9.85        $9.66           $9.93        $9.93
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        7.46%        8.52%        2.88%           6.79%        7.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                 $117,357     $97,484      $100,105       $89,521      $40,029

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                       0.30%        0.30%        0.30%          0.30%        0.30%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                       0.30%        0.30%        0.30%          0.30%        0.60%

Ratio of investment income, net to
  average net assets (a)                            5.32%        6.25%        5.60%          5.48%        6.10%

Decrease in above expense ratios due to waiver
   of investment advisory fees and reimbursement
   of other expenses.                               0.23%        0.24%        0.24%          0.22%        0.31%

Portfolio Turnover                                  209%         327%         823%           1,059%       1,292%

---------------------------------------------------------------------------------------------------------------------------
(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.
**  Rounds to less than $0.01.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2002 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473.


Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC





Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.

================================================================================

      200 PARK AVENUE, 46TH FLOOR, NEW YORK, NEW YORK 10166 (212) 681-3000


                                 Distributed by:
                            Quasar Distributors, LLC
                                   ("Quasar")


================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

================================================================================



                                   MAY 1, 2002

FFTW Funds, Inc. (the "FUND") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "INVESTMENT ADVISER"). The Fund currently consists of eighteen portfolios (each a "PORTFOLIO") as described below:



            PROSPECTUS                          PROSPECTUS
   -----------------------------       -----------------------------
     Mortgage LIBOR                     U.S. Short-Term
     Asset-Backed                       Limited Duration
     High Yield                         Mortgage-Backed
     Enhanced Equity Markets            Worldwide
     U.S. Treasury                      Worldwide Core
     U.S. Corporate                     International
     Broad Market                       Emerging Markets
     International Corporate            Inflation-Indexed Hedged
     Global High Yield
     Inflation-Indexed

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectuses dated May 1, 2002 (as amended from time to time). Financial Statements are incorporated by reference into this SAI from the Fund's Annual Report. You can get a free copy of a Prospectus or the Fund's most recent Annual or Semi-Annual Report by contacting the Fund at (800) 247-0473. This SAI incorporates the Prospectuses by reference.

                                    CONTENTS



                                                                    PAGE
  Overview of the Fund                                                3
      History of the Fund                                             3
      Organization of the Fund                                        3
      Management of the Fund                                          4
   Principal Securities Holders                                      11
   Distribution of Fund Shares                                       16
   Supplemental Portfolio Information                                17
   Supplemental Investment Information                               18
      Supplemental Description of Investments                        18
      Supplemental Description of Investment Techniques              24
      Supplemental Discussion of Risks                               24
      Supplemental Hedging Techniques                                28
      Investment Restrictions                                        37
      Portfolio Transactions                                         43
Securities Valuation                                                 44
Supplemental Tax Considerations                                      45
Shareholder Information                                              50
      Calculation of Performance Data                                51
      Control Person                                                 55
      Custodian and Accounting Agent                                 55
      Transfer and Disbursing Agent                                  55
      Legal Counsel                                                  55
      Auditors                                                       55
  Financial Statements                                               55
Quality Rating Descriptions                                          55

                              OVERVIEW OF THE FUND

                               HISTORY OF THE FUND


The Fund commenced operations on December 6, 1989. From its inception as a Maryland corporation on February 23, 1989 to September 27, 1989, the Fund's name was "FFTW Institutional Reserves Fund, Inc." From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, the Worldwide Portfolio commenced operations on April 15, 1992 and the Worldwide Core Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991, the FFTW Institutional Reserves Fund), Worldwide Series and Worldwide-Hedged Series (now known as Worldwide Core Portfolio), respectively. The Limited Duration Portfolio commenced operations on July 26, 1993. The Global Tactical Exposure Portfolio ceased operations as of February 28, 2002. The International Portfolio commenced operations on May 9, 1996, the Emerging Markets Portfolio commenced operations on August 12, 1997 and the Mortgage-Backed Portfolio commenced operations on April 29, 1996. The Inflation-Indexed Hedged Portfolio commenced operations January 2, 2001. All other Portfolios of the Fund had not commenced operations as of the date of this SAI. The Board of Directors approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11, 1998, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to the Mortgage-Backed Portfolio. Effective April 30, 2001 the name of the Worldwide-Hedged Portfolio was changed to Worldwide Core Portfolio.


                            ORGANIZATION OF THE FUND


STOCK ISSUANCE
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 1,400,000,000 shares unallocated.


SHAREHOLDER VOTING
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

CROSS PORTFOLIO LIABILITY
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.

                             MANAGEMENT OF THE FUND


BOARD OF DIRECTORS AND OFFICERS

The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board. The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, age, and principal occupations during the past five years and other principal business affiliations.

DISINTERESTED DIRECTORS:



----------------------------------- ------------------------- ------------------ ------------------------------------
                                                              TERM OF OFFICE(1)  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE              POSITION(S) HELD WITH     AND LENGTH OF      DURING PAST FIVE YEARS
                                    FUND                      TIME SERVED
----------------------------------- ------------------------- ------------------ ------------------------------------
John C Head III                     Director                  Since June         Managing Member of Head & Company
c/o FFTW, Inc.                                                1989               L.L.C. since 1987, Chairman of the
200 Park Avenue                                                                  Board of ESG Re Limited and a
New York, NY                                                                     director of other private companies.
Age: 54
----------------------------------- ------------------------- ------------------ ------------------------------------
Lawrence B. Krause                  Director                  Since April 1991   Professor at the University of
c/o FFTW, Inc.                                                                   California - San Diego ("UCSD"),
200 Park Avenue                                                                  La Jolla, CA since 1987; member of
New York, NY                                                                     the Council on Foreign Relations
Age: 72                                                                          and Journal of Economic Research.
----------------------------------- ------------------------- ------------------ ------------------------------------
Saul H. Hymans                      Director                  Since April 1999   Professor of Economics and
c/o FFTW, Inc.                                                                   Statistics and Director of the
200 Park Avenue                                                                  Research Seminar in Quantitative
New York, NY                                                                     Economics at The University  of
Age: 64                                                                          Michigan; member of the Michigan
                                                                                 faculty since 1964.
----------------------------------- ------------------------- ------------------ ------------------------------------
Andrea Redmond                      Director                  Since April 1999   Managing Director of Russell
c/o FFTW, Inc.                                                                   Reynolds Associates, Inc., an
200 Park Avenue                                                                  executive search firm, since 1986.
New York, NY
Age: 46
---------------------------------- ------------------------- ------------------ -------------------------------------

------------------------ -----------------------------
NUMBER OF PORTFOLIOS     OTHER DIRECTORSHIPS HELD BY
IN FUND COMPLEX                    DIRECTOR
OVERSEEN BY DIRECTOR
------------------------ -----------------------------

          18             Director - ESG Re Limited



------------------------ -----------------------------

          18             Director - PriceSmart Inc.



------------------------ -----------------------------

          18                         N/A




------------------------ -----------------------------
                                     N/A
          18




----------------------- -----------------------------


(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

INTERESTED DIRECTORS:
----------------------------------- ------------------------- ------------------ ------------------------------------
NAME, ADDRESS, AND AGE              POSITION(S) HELD WITH     TERM OF OFFICE(1)    PRINCIPAL OCCUPATION(S)
                                    FUND                      AND LENGTH OF      DURING PAST FIVE YEARS
                                                              TIME SERVED
----------------------------------- ------------------------- ------------------ ------------------------------------
Onder John Olcay(2 )                Chairman of the Board     Since February     Vice Chairman and Managing
FFTW, Inc.                          and President and CEO     1989               Director of FFTW, Inc. and its parent
200 Park Avenue                                                                  company, Charter Atlantic
New York, NY                                                                     Corporation since 1983.
Age: 65





----------------------------------- ------------------------- ------------------ ------------------------------------
Stephen P. Casper(2)                Director and Vice         Vice President     Managing  Director of FFTW, Inc. and
FFTW, Inc.                          President                 since February     its parent company, Charter Atlantic
200 Park Avenue                                               2001, Director     Corp. since December 1991; Chief
New York, NY                                                  since November     Financial Officer of FFTW, Inc. and
Age: 52                                                       1997; formerly,    its parent company, Charter Atlantic
                                                              Treasurer from     Corp. since February 1990; Chief
                                                              October 1990 -     Operating Officer of FFTW, Inc. and
                                                              November 1997      its parent company, Charter
                                                                                  Atlantic Corp. since May 2001.






----------------------------------- ------------------------- ------------------ ------------------------------------

------------------------ -----------------------------
NUMBER OF PORTFOLIOS     OTHER DIRECTORSHIPS HELD BY
IN FUND COMPLEX          DIRECTOR
OVERSEEN BY DIRECTOR
------------------------ -----------------------------
                         Director of the following
          18             Boards: Fischer Francis
                         Trees & Watts (Singapore),
                         Pte. Ltd., FFTW-KK, Tokyo,
                         FFTW Funds Selection and
                         FFTW Funds Selection II,
                         FFTW Emerging Markets Debt
                         Fund plc, FFTW Mortgage Total
                         Return Fund plc, FFTW Global
                         Debt Fund plc, and FFTW
                         Mortgage LIBOR Fund plc.
------------------------ -----------------------------
                         Director of the following
          18             Boards: The Depository Trust &
                         Clearing Corporation, The
                         Depository Trust Company, The
                         National Securities Clearing
                         Corporation, The Emerging
                         Markets Clearing Corporation,
                         The Government Securities
                         Clearing Corporation, The
                         Mortgage-Backed Securities
                         Clearing Corporation, FFTW
                         Funds Selection, FFTW Funds
                         Selection II, FFTW Diversified
                         Alpha Fund Ltd., FFTW Emerging
                         Markets Debt Fund plc, FFTW
                         Mortgage Total Return Fund
                         plc, FFTW Global Debt Fund
                         plc, and FFTW Mortgage LIBOR
                         Fund plc.
------------------------ -----------------------------



(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of their positions with FFTW, Inc., the Investment Adviser to the Fund.

PRINCIPAL OFFICERS:



----------------------------------- ------------------------- ------------------ ------------------------------------
NAME, ADDRESS, AND AGE              POSITION(S) HELD WITH     TERM OF OFFICE(1)  PRINCIPAL OCCUPATION(S)
                                    FUND                      AND LENGTH OF      DURING PAST FIVE YEARS
                                                              TIME SERVED
----------------------------------- ------------------------- ------------------ ------------------------------------
William E. Vastardis                Treasurer                 Treasurer since    Managing Director and Head of Fund
Investors Capital Services, Inc.                              November 1997;     Administration for Investors
33 Maiden Lane, 4th floor                                     formerly,          Capital Services, Inc. since 1992.
New York, NY                                                  Secretary from
Age: 46                                                       February 1998 to
                                                              May 2000
----------------------------------- ------------------------- ------------------ ------------------------------------
James L. Smith                      Assistant Treasurer       Since February     Director, Mutual Fund
Investors Bank & Trust                                        2002               Administration, Investors Bank
200 Clarendon Street                                                             since  December 2001; Executive
Boston, MA 02116                                                                 Director, USAA Investment
Age: 42                                                                          Management Company, 1999-2001;
                                                                                 Compliance Office, BISYS Fund
                                                                                 Services, 1996-1999.
----------------------------------- ------------------------- ------------------ ------------------------------------
Robin Meister                       Secretary                 Since May 2000     General Counsel of FFTW, Inc.
FFTW, Inc.                                                                       since September 1998; Legal
200 Park Avenue                                                                  Counsel, FFTW, Inc. since 1997.
New York, NY
Age: 43
----------------------------------- ------------------------- ------------------ ------------------------------------
Jill Grossberg                      Assistant Secretary       Since May 2000     Director, Mutual Fund
Investors Bank & Trust                                                           Administration, Investors Bank
200 Clarendon Street                                                             since April 2000, Associate
Boston, MA 02116                                                                 Counsel, Putnam Investments, Inc.
Age: 56                                                                          from 1995-2000.
----------------------------------- ------------------------- ------------------ ------------------------------------


(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

No employee of the Investment Adviser, Investors Bank & Trust Company ("Investors Bank"; the "Custodian"; or the "Transfer Agent") or Investors Capital Services, Inc. ("Investors Capital" or the "Administrator") receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser, Investors Bank or Investors Capital or any of their affiliates, an annual retainer of $35,000 which is paid in quarterly installments. On November 22, 1999, the Directors established the position of lead independent Director and appointed Mr. Head to such position for a two-year term. The lead independent Director acts as spokesperson for the remaining independent Directors. The lead independent Director receives additional compensation of $8,750 on an annual basis, which is paid quarterly.

        DIRECTOR'S COMPENSATION TABLE FISCAL YEAR ENDED DECEMBER 31, 2001


--------------------------------------------------------------------------------
                   AGGREGATE     PENSION OR          ESTIMATED       TOTAL COMPENSATION
                   COMPENSATION  RETIREMENT BENEFITS ANNUAL          FROM REGISTRANT
                   FROM          ACCRUED AS PART     BENEFITS UPON   AND FUND COMPLEX
DIRECTOR           REGISTRANT    OF FUND EXPENSES    RETIREMENT      PAID TO DIRECTORS
--------           ----------    ----------------    ----------      -------------------
John C Head III      $43,750           $0                $0                  $43,750
----------------------------------------------------------------------------------------
Saul H. Hymans       $35,000           $0                $0                  $35,000
----------------------------------------------------------------------------------------
Lawrence B. Krause   $35,000           $0                $0                  $35,000
----------------------------------------------------------------------------------------
Andrea Redmond       $35,000           $0                $0                  $35,000
----------------------------------------------------------------------------------------
========================================================================================

Stephen P. Casper*        $0          $0                 $0                       $0
----------------------------------------------------------------------------------------
Onder John Olcay*         $0          $0                 $0                       $0
----------------------------------------------------------------------------------------
* Received no compensation from the Fund.
----------------------------------------------------------------------------------------



By virtue of the responsibilities assumed by the Investment Adviser, Investors Bank and Investors Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of April 1, 2002.

DIRECTORS' SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2001



-------------------------------- ------------------------------------------- -------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH   SECURITIES IN THE PORTFOLIOS OF THE
NAME OF DIRECTOR                 PORTFOLIO OF THE FUND                       FUND
-------------------------------- ------------------------------------------- -------------------------------------
DISINTERESTED DIRECTORS
-------------------------------- ------------------------------------------- -------------------------------------
John C Head III                  None                                        None
-------------------------------- ------------------------------------------- -------------------------------------
Lawrence B. Krause               None                                        None
-------------------------------- ------------------------------------------- -------------------------------------
Saul H. Hymans                   None                                        None
-------------------------------- ------------------------------------------- -------------------------------------
Andrea Redmond                   None                                        None
-------------------------------- ------------------------------------------- -------------------------------------
INTERESTED DIRECTORS
-------------------------------- ------------------------------------------- -------------------------------------
Stephen P. Casper                None                                        None
-------------------------------- ------------------------------------------- -------------------------------------
Onder John Olcay*                None                                        None
-------------------------------- ------------------------------------------- -------------------------------------



*Onder John Olcay owns 6% of the voting interest in Charter Atlantic Corporation. The Investment Adviser is wholly owned by Charter Atlantic Corporation, a privately owned corporation.

As of December 31, 2001, the Independent Directors did not own any securities issued by FFTW, Inc., Charter Atlantic Corporation, Quasar Distributors, LLC or any other company controlling, controlled by or under common control with FFTW, Inc., Charter Atlantic Corporation or Quasar Distributors, LLC.

COMMITTEES OF THE BOARD OF DIRECTORS
The Board of Directors has an Audit Committee, which is comprised of all of the Directors who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Fund. Currently, Messrs. Head, Hymans, Krause and Ms. Redmond comprise the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Fund's accounting and financial reporting policies and practices, its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; ascertains the independence of the Fund's independent auditors; and acts as liaison between the Fund's independent auditors and the full Board of Directors. The Audit Committee met once during the fiscal year ended December 31, 2001. The full Board met four times during the fiscal year ended December 31, 2001. Each Director attended all of the Board and Committee meetings of which he or she is a member.



CODE OF ETHICS
The Fund, Investment Adviser and the Distributor have each adopted a Code of Ethics (each a "Code"; collectively, the "Codes") under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Fund, who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Portfolio. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Portfolio, subject to restrictions on investment practices that may conflict with the interests of a Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS
The Fund has a separate advisory agreement with respect to each Portfolio. The Fund also has a separate sub-advisory agreement with respect to certain of the Portfolios. Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "ADVISORY AGREEMENTS") and the sub-advisory agreements (the "SUB-ADVISORY AGREEMENTS") between the Investment Adviser and its affiliate, Fischer Francis Trees & Watts (the "SUB-ADVISER"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods, provided that they are specifically approved at least annually by the Board of Directors or by the vote of a "majority" of a Portfolio's outstanding voting shares (as defined in the 1940 Act) as a single class, provided, that in either event, the continuance is also approved by:


a. at least a majority of the Board of Directors who are not "interested persons"(as defined in the 1940 Act) of the Fund, by vote cast in person at a meeting called for the purpose of voting on such approval;

b.   the Investment Adviser; or


c.   the Sub-Adviser.


The Disinterested Directors of the Board consider a number of factors when approving the investment advisory and sub-advisory contracts at an annual meeting called specifically for that purpose. At the most recent meeting at which the current investment advisory and sub-advisory contracts were approved, the Directors carefully considered the following items: (i) the compensation paid to the Investment Adviser and the Sub-Adviser by each Portfolio of the Fund; (ii) the fiduciary duty owed by the Investment Adviser and Sub-Adviser to each Portfolio of the Fund with respect to such compensation; (iii) the services performed by the Investment Adviser/Sub-Adviser and the Investment Adviser/Sub-Adviser's expertise with respect to those services; and (iv) the Investment Adviser/Sub-Adviser's profitability.


Each Advisory and Sub-Advisory Agreement is terminable without penalty:

a.   on not less than 60 days' notice by the Board of Directors,

b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or

c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.

Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

INVESTMENT ADVISER'S/SUB-ADVISER'S PAYMENT OF FUND EXPENSES
The Investment Adviser pays all of its expenses arising from its performance obligations pursuant to the Advisory Agreements, including all executive salaries and expenses of the Fund's directors,

a.   officers employed by the Investment Adviser, or

b.   its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

FUND'S PAYMENT OF FUND EXPENSES
Subject to the expense reimbursement provisions described in the Prospectus under "Fee Table," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:

a.  brokerage commissions,                 h.  expenses of printing and
                                               distributing reports to
b.  insurance premiums and extraordinary       shareholders,
    expenses such as litigation expenses,
                                           i.   expenses of printing and filing
                                               reports and other documents
                                               filed with governmental agencies,

c.  fees and expenses of independent       j.  notices and proxy materials to
    attorneys,                                 existing shareholders,

d.  auditors,                              k.  interest,

e.  custodians,                            l.  expenses of annual and special
                                               shareholders' meetings,

f.  administrators,                        m.  membership dues in the Investment
                                               Company Institute,

g.  expenses of registering and            n.  fees and expenses of directors of
    qualifying shares of the Fund under        the Fund who are not employees of
    federal and state laws and                 the Investment Adviser or its
    regulations,                               affiliates.

PORTFOLIOS' PAYMENT OF FUND EXPENSES
Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short-Term and Worldwide Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):

--------------------------------------------------------------------------------

PORTFOLIO                 RATES          PORTFOLIO                  RATES
Mortgage LIBOR            0.30%
U.S. Short-Term           0.30%      Worldwide                      0.40%
Limited Duration          0.35%      Worldwide Core*                0.40%
Mortgage-Backed           0.30%      International                  0.40%
Asset-Backed              0.10%      International Corporate        0.10%
High Yield                0.40%      Emerging Markets               0.75%
Enhanced Equity Market    0.35%      Global High Yield              0.50%
U.S. Treasury             0.30%      Inflation-Indexed              0.40%
U.S. Corporate            0.10%      Inflation-Indexed Hedged**     0.40%
Broad Market              0.35%
--------------------------------------------------------------------------------


* For the fiscal year ended December 31, 2000, the adviser was paid at a rate of 0.26%. For the fiscal year ended December 31, 2001, the adviser was paid at a rate of 0.25%.

** Effective May 1, 2000 the Investment Adviser voluntarily lowered the advisory fee from 0.40% to 0.20%.


For the last three fiscal years, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio was as follows:


--------------------------------- ------------------- ------------------- ------------------
                                  YEAR ENDED          YEAR ENDED          YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2001   DECEMBER 31, 2000   DECEMBER 31, 1999
--------------------------------- ------------------- ------------------- ------------------
U.S. Short-Term                       $ 287,138         $ 746,934           $ 830,461
--------------------------------- ------------------- ------------------- ------------------
Limited Duration                        135,122           108,182              95,784
--------------------------------- ------------------- ------------------- ------------------
Mortgage-Backed                         285,762           319,394             606,620
--------------------------------- ------------------- ------------------- ------------------
Worldwide                               675,435           456,491             245,735
--------------------------------- ------------------- ------------------- ------------------
Worldwide Core                          523,977           535,465             484,357
--------------------------------- ------------------- ------------------- ------------------
International                           408,202           384,114             367,580
--------------------------------- ------------------- ------------------- ------------------
Emerging Markets                        371,218           601,452           1,251,344
--------------------------------- ------------------- ------------------- ------------------
Inflation-Indexed Hedged*
                                         15,308               N/A                 N/A
--------------------------------- ------------------- ------------------- ------------------



*The Inflation-Indexed Hedged Portfolio commenced operations on January 2, 2001.

ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital (with assistance from its affiliate, Investors Bank) assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.

For the last three fiscal years, the amount of administration fees paid by each Portfolio were as follows:


--------------------------------- ------------------- ------------------- -------------------
                                  YEAR ENDED          YEAR ENDED          YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2001   DECEMBER 31, 2000   DECEMBER 31, 1999
--------------------------------- ------------------- ------------------- -------------------
U.S. Short-Term                            $ 111,609          $ 210,558          $ 248,144
--------------------------------- ------------------- ------------------- -------------------
Limited Duration                              68,756             49,452             44,367
--------------------------------- ------------------- ------------------- -------------------
Mortgage-Backed                              190,759            167,821            379,291
--------------------------------- ------------------- ------------------- -------------------
Worldwide                                    104,008             60,652             33,611
--------------------------------- ------------------- ------------------- -------------------
Worldwide Core                               130,408            130,668            113,137
--------------------------------- ------------------- ------------------- -------------------
International                                 73,704             56,464             46,333
--------------------------------- ------------------- ------------------- -------------------
Emerging Markets                              39,896             58,147            113,137
--------------------------------- ------------------- ------------------- -------------------
Inflation-Indexed Hedged*
                                              12,933                N/A                N/A
--------------------------------- ------------------- ------------------- -------------------

*The Inflation-Indexed Hedged Portfolio commenced operations on January 2, 2001.


                          PRINCIPAL SECURITIES HOLDERS

                            U.S. SHORT-TERM PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:




NAME AND ADDRESS OF BENEFICIAL OWNER:                    PERCENT OF PORTFOLIO:
----------------------------------------------          ------------------------

   THE SOLUTIA INC SAVINGS AND INVESTMENT                    6.11%
   PLAN CASH BUFFER
   C/O FISCHER FRANCIS TREES & WATTS,  INC.
   200 PARK AVENUE,  46TH FLOOR
   NEW YORK,  NY  10166

   MONSANTO COMPANY MASTER TRUST                             8.49%
   C/O FISCHER FRANCIS TREES & WATTS,  INC.
   200 PARK AVENUE,  46TH FLOOR
   NEW YORK,  NY  10166

   MONSANTO SAVINGS AND INVESTMENT PLAN'S                   16.79%
   (SIP) FIXED INCOME FUND CASH BUFFER
   C/O FISCHER FRANCIS TREES & WATTS, INC.
   200 PARK AVENUE,  46TH FLOOR
   NEW YORK,  NY  10166

   TIFF ABSOLUTE RETURN POOL                                33.97%
   CAYMAN ISLANDS EXEMPTED COMPANY
   600 FIFTH AVENUE,  26TH FLOOR
   NEW YORK,  NY  10020


                           LIMITED DURATION PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



NAME AND ADDRESS OF BENEFICIAL OWNER:                    PERCENT OF PORTFOLIO:
----------------------------------------------          ------------------------

CORPORATION FOR SUPPORTIVE HOUSING                          11.56%
50 BROADWAY, SUITE 1700
NEW YORK, NY 10004

CHARLES SCHWAB & CO, INC.                                   22.98%
SPECIAL CUSTODY ACCOUNT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104
ATTN: MUTUAL FUNDS

ROCKDALE HEALTH SYSTEM INC.                                 23.79%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

FIDELITY INVESTMENTS INSTITUTIONAL                          36.04%
OPERATIONS CO., INC.
FIIOC AS AGENT FOR CERTAIN EMPLOYEE
BENEFIT PLANS
100 MAGELLAN WAY (KW1C)
COVINGTON, KY 41017-1987



                            MORTGAGE-BACKED PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



NAME AND ADDRESS OF BENEFICIAL OWNER:                    PERCENT OF PORTFOLIO:
----------------------------------------------          ------------------------

Skillman Foundation                                          6.52%
C/o Fischer, Francis, Trees & Watts, Inc.
200 Park Avenue, 46th floor
New York, NY 10166

INTERNATIONAL BANK FOR RECONSTRUCTION                        6.90%
AND DEVELOPMENT STAFF RETIREMENT
PLAN
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVE, 46TH FLOOR
NEW YORK, NY 10166

THE SOLUTIA INC. SAVINGS AND                                10.71%
INVESTMENT PLAN
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

HARBOR CAPITAL GROUP TRUST FOR                              19.38%
DEFINED BENEFIT PLANS
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

INTERNATIONAL BANK FOR RECONSTRUCTION                       34.44%
AND DEVELOPMENT RETIREMENT STAFF
BENEFITS PLAN
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVE, 46TH FLOOR
NEW YORK, NY 10166



                               WORLDWIDE PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



NAME AND ADDRESS OF BENEFICIAL OWNER:                      PERCENT OF PORTFOLIO:
------------------------------------                       --------------------

THE CHASE MANHATTAN BANK                                    5.52%
FBO ROCHESTER GENERAL PENSION A/C
PO BOX 31412
ROCHESTER, NY 14603-1412

GENEVA REGIONAL HEALTH SYSTEM, INC.                         6.18%
196 NORTH STREET, GENEVA, NY 14456

CHRISTIAN CHURCH FOUNDATION                                 7.24%

BEASLEY GROWTH FUND
PO BOX 1986
INDIANAPOLIS, IN 46206-1986

CHRISTIAN CHURCH FOUNDATION                                 9.78%
COMMON BALANCED FUND
PO BOX 1986
INDIANAPOLIS, IN 46206-1986

ANGLERBASS & CO.                                            10.05%
200 NEWPORT AVE.
7TH FLOOR
NORTH QUINCY, MA 02171

BOST & CO. A/C RTCF98527002                                20.37%
MUTUAL FUND OPERATIONS
PO BOX 3198
PITTSBURGH, PA 15230-3198

H E B INVESTMENT & RETIREMENT PLAN TRUST                   22.20%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166



                            WORLDWIDE CORE PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

NAME AND ADDRESS OF BENEFICIAL OWNER:                      PERCENT OF PORTFOLIO:
------------------------------------                       --------------------

LAW SCHOOL ADMISSION COUNCIL, INC.                           5.45%
BOX 40
NEWTOWN, PA 18940-0040

MAC & CO.                                                    5.73%
A/C CLHF8643382
MUTUAL FUNDS OPERATIONS
P.O. BOX 3198
PITTSBURGH, PA 15230

THE NORTHERN TRUST COMPANY                                   6.55%
TR U/A DTD 06/30/95 MARS BENEFIT TRUST
PO BOX 92956
CHICAGO, IL 60675

WENDEL & CO.
A/C 706020                                                   7.79%
THE BANK OF NEW YORK MUTUAL FUND/REORG DEPT.
PO BOX 1066, WALL STREET STATION
NEW YORK, NY 10268

U.S. Trust Company                                           10.55%
FBO Community Foundation Silicon Valley
4380 SW MACADAM, Suite 450
Portland, OR 97201

MITRA & CO.                                                  13.99%
1000 North Water Street
14th floor, Attn. Mutual Funds
MILWAUKEE, WI 53202

MAC & CO.                                                    36.21%
A/C CLSF5049662
MUTUAL FUNDS OPERATIONS
P.O. BOX 3198
PITTSBURGH, PA 15230

                             INTERNATIONAL PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:


NAME AND ADDRESS OF BENEFICIAL OWNER:                      PERCENT OF PORTFOLIO:
------------------------------------                       --------------------


MAC & COMPANY                                                6.35%
PO BOX 3198
PITTSBURGH, PA 15230-3198

MERFARM & CO.                                                7.25%
PO BOX 8490
BURLINGTON, VT 05402-8490

STATE STREET BANK & TRUST                                   10.77%
TR U/A DTD 10/1/85
RETIREMENT INCOME PLAN FOR EMPLOYEES
OF COLONIAL WILLIAMSBURG
PO BOX 1776
WILLIAMSBURG, VA 23187-1776

COLONIAL WILLIAMSBURG FOUNDATION                            15.00%
PO BOX 1776
WILLIAMSBURG, VA 23187-1776

EVELYN AND WALTER HAAS, JR. FUND                            20.71%
ONE LOMBARD STREET, SUITE 305
SAN FRANCISCO, CA  94111

JEWISH FEDERATION OF METRO CHICAGO                          23.86%
1 SOUTH FRANKLIN STREET, #625
CHICAGO, IL 60606


                           EMERGING MARKETS PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:





NAME AND ADDRESS OF BENEFICIAL OWNER:                      PERCENT OF PORTFOLIO:
------------------------------------                       --------------------

MARS RETIREMENT TRUST                                       5.33%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

HEB Investment & Retirement Plan Trust......                5.99%
C/o Fischer, Francis, Trees & Watts, Inc.
200 Park Avenue, 46th floor
New York, NY 10166

THE 1199 HEALTH CARE EMPLOYEES PENSION PLAN                19.47%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

SAN FRANCISCO CITY & COUNTY EMPLOYEES                      53.47%
RETIREMENT SYSTEM
C/O FISHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166


                       INFLATION-INDEXED HEDGED PORTFOLIO


As of April 1, 2002, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:

MCKINSEY MASTER RETIREMENT TRUST                            36.80%
TREASURY INFLATION PROTECED SECURITIES
(TIPS) PORTFOLIO
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVE, 46TH FLOOR
NEW YORK, NY 10166

McKinsey Master Retirement Trust                            63.20%
McKinsey & Company, Inc.
114 West 47th Street, 20th floor
New York, NY 10036


                           DISTRIBUTION OF FUND SHARES


Shares of the Fund are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution. The Fund and Quasar have agreed to indemnify one another against certain liabilities.

Investors should note that not every Portfolio of FFTW Funds, Inc. listed in the Prospectus is registered in every state. If a Portfolio is not registered in your state, you may not purchase shares of that Portfolio.

                       SUPPLEMENTAL PORTFOLIO INFORMATION
                               PORTFOLIO TURNOVER


The following table represents each Portfolio's portfolio turnover rate for the fiscal years ended December 31, 2001 and 2000. Actual turnover may be higher than what is set forth below, depending on current market conditions.



--------------------------------- ------------------------------- ------------------------------
                                  YEAR ENDED                      YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2001               DECEMBER 31, 2000
--------------------------------- ------------------------------- ------------------------------
U.S. Short-Term                                158%                           214%
--------------------------------- ------------------------------- ------------------------------
Limited Duration                               209%                           327%
--------------------------------- ------------------------------- ------------------------------
Mortgage-Backed                                523%                           699%
--------------------------------- ------------------------------- ------------------------------
Worldwide                                      618%                           493%
--------------------------------- ------------------------------- ------------------------------
Worldwide Core                                 615%                           549%
--------------------------------- ------------------------------- ------------------------------
International                                  659%                           508%
--------------------------------- ------------------------------- ------------------------------
Emerging Markets                               421%                           169%
--------------------------------- ------------------------------- ------------------------------
Inflation-Indexed Hedged*
                                               74%                             N/A
--------------------------------- ------------------------------- ------------------------------



*The Inflation-Indexed Hedged Portfolio commenced operations on January 2, 2001.

                         ANTICIPATED PORTFOLIO TURNOVER

The following table represents each Portfolio's anticipated portfolio turnover ranges for those portfolios that have not commenced operations as of December 31, 2001.


--------------------------------------------------------------------------------
PORTFOLIO NAME                                   ANTICIPATED PORTFOLIO TURNOVER_
--------------------------------------------------------------------------------
Mortgage LIBOR Portfolio                        Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Asset-Backed Portfolio                          Between 500% and 1,000% per year
--------------------------------------------------------------------------------
High Yield Portfolio                            Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Enhanced Equity Portfolio                       Between 500% and 1,000% per year
--------------------------------------------------------------------------------
U.S. Treasury Portfolio                         Between 500% and 1,000% per year
--------------------------------------------------------------------------------
U.S. Corporate Portfolio                        Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Broad Market Portfolio                          Between 500% and 1,000% per year
--------------------------------------------------------------------------------
International Corporate Portfolio               Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Global High-Yield Portfolio                     Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Inflation-Indexed Portfolio                     Between 500% and 1,000% per year
--------------------------------------------------------------------------------


                            MORTGAGE LIBOR PORTFOLIO

The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this Portfolio, home equity loans are considered mortgage-backed securities.

                            U.S. SHORT-TERM PORTFOLIO

Shares of the U.S. Short-Term Portfolio are not guaranteed by the U.S. Government. The U.S. Short-Term Portfolio is not a "money market fund" and may engage in investments not permitted by money market funds under applicable regulations.

                             U.S. TREASURY PORTFOLIO

Investors in most jurisdictions will be provided with income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.

                       SUPPLEMENTAL INVESTMENT INFORMATION

                    SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "INVESTMENT INFORMATION." Additional information concerning the characteristics of certain of the Portfolio's investments is set forth below.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
U.S. Treasury and U.S. Government Agency Securities differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance. While these securities are issued under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities:

a.  International Bank for Reconstruction, and Development ("WORLD BANK");

b.  European Steel and Coal Community;

c.  Asian Development Bank, the European Bank for Reconstruction; and

d.  Development and the Inter-American Development Bank.

The governmental members, or "shareholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK OBLIGATIONS
Each Portfolio limits its U.S. bank obligation investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. Each applicable Portfolio limits its investments in foreign bank obligations to foreign banks (including U.S. branches of foreign banks) meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.


Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.


DOLLAR ROLL TRANSACTIONS
"Dollar roll" transactions occur when a Portfolio sells mortgage-backed securities to a bank or broker-dealer (the "COUNTERPARTY") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a predetermined forward price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The forward (purchase) price may be higher or lower than the back (sale) price, depending on the projected interim cash flows and the financing rate for the securities during the period. Dollar rolls may be renewed over a period of several months with a new sale and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. To prevent the Portfolio from using dollar roll transactions as a means of adding leverage beyond allowable limits, cash, U.S. Government securities or other appropriate securities will be segregated in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, the Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the interest the Portfolio receives by reinvesting the cash, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "tranches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the underlying assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the underlying assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the underlying assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

OTHER ASSET-BACKED SECURITIES
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities, as they become available.

ZERO COUPON SECURITIES AND CUSTODIAL RECEIPTS
Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "COUPONS") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "CORPUS") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

LOAN PARTICIPATIONS AND ASSIGNMENTS
A loan participation and/or assignment is an interest in a fixed or floating rate loan ("Loan") arranged through private negotiations between an entity whose securities a Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

VARIABLE AMOUNT MASTER DEMAND NOTES
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

CURRENCY-INDEXED NOTES
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. A Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES
Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

PERFORMANCE INDEXED PAPER
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

OTHER FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES
Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.


SECURITIES DENOMINATED IN MULTI-NATIONAL CURRENCY UNITS OR MORE THAN ONE
CURRENCY
An illustration of a multi-national currency unit is the Euro. The Euro is a "basket" consisting of specified currency amounts of the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the Euro may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of Euro-denominated obligations or the marketability of such securities.


FOREIGN CURRENCY WARRANTS
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk, which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.


INFLATION-INDEXED SECURITIES
As of March 31, 2002, inflation-indexed securities are issued by the U.S. Treasury and by governments of Australia, Canada, France, New Zealand, Sweden and the United Kingdom. In each country, the principal value of the security is adjusted either upward or downward to reflect changes in the rate of inflation, and interest is paid at the coupon rate on the adjusted principal value of the bond. Inflation adjustments are made based upon a country specific index. Repayment of the principal value upon maturity is the responsibility of the government of the country issuing the bonds. The current market value of inflation-indexed securities will fluctuate based on changes in real yields and is not guaranteed.


Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The par value of these securities is adjusted daily for inflation based upon the Consumer Price Index non-seasonally adjusted. A semi-annual coupon payment of fixed real interest is paid on the adjusted par amount. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.

The process for adjusting the principal value of inflation-indexed securities in Australia, Canada, France, New Zealand, Sweden and the United Kingdom is similar but not identical to the process used in the United States. In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The index that measures inflation in each country is provided below:

     Australia: Australian consumer price index
     Canada: Canadian consumer price index
     France: French consumer price index ex tobacco
     New Zealand: New Zealand consumer price index
     Sweden: Swedish consumer price index
     United Kingdom: United Kingdom retail price index

MUNICIPAL INSTRUMENTS
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligation rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

                SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

BORROWING
Each Portfolio may borrow money temporarily from banks when:

a.  it is advantageous to do so in order to meet redemption requests,

b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,

c.  the custodian of the Fund fails to complete delivery of securities sold, or

d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.

In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

SECURITIES LENDING
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.

                        SUPPLEMENTAL DISCUSSION OF RISKS

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT INFORMATION." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

FOREIGN INVESTMENTS
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remains uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United

States. In addition, a foreign government may impose exchange control regulations, which may impact currency exchange rates.

FOREIGN BANK OBLIGATIONS
Foreign bank obligations involve somewhat different investment risks than those affecting obligations of United States banks. Included in these risks are possibilities that:

a. investment liquidity may be impaired due to future political and economic developments;

b. their obligations may be less marketable than comparable obligations of United States banks;

c. a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;

d.   foreign deposits may be seized or nationalized;

e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;

f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or

g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions involve potential risks of loss, which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.


MORTGAGE AND ASSET-BACKED SECURITIES
Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets ") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

FORWARD COMMITMENTS
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. It may be necessary under the terms of a Participation for a Portfolio to assert through the Lender, such rights as may exist against the Borrower should the Borrower fail to pay principal and interest when due or otherwise default on the Loan. As a result, a Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the Borrower. In the event of bankruptcy or insolvency of a Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. In the event of the bankruptcy or insolvency of the Borrower, the Loan underlying a Participation might be subject to certain defenses that can be asserted by the Borrower as a result of improper conduct by the Lender.

In the event market prices are not readily available, Assignments and Participations will be valued at their fair value, as determined in accordance with procedures adopted by the Fund's Board of Directors.


INFLATION-INDEXED SECURITIES
The U.S. Treasury issued its first Treasury Inflation Protected Security in 1997 and the trading history for these bonds is limited. As of March 31, 2002, total issuance was $135.2 billion based on market value. Because of the size and short trading history in these securities, there can be no assurance that a liquid market in these securities will develop in the future. Illiquid markets may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. There is no assurance that the Consumer Price Index used by the U.S. Treasury will accurately measure the rate of price inflation for goods and services. The Portfolio may utilize currency hedging techniques to hedge its securities. Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. Some countries may not guarantee the principal value of the inflation protected bonds that they issue, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


HIGH YIELD/HIGH RISK DEBT SECURITIES
The High Yield, Emerging Markets and Global High Yield Portfolios will invest their assets in debt securities which are rated below investment-grade--that is, rated below Baa by Moody's or BBB by S&P, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses, which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security. Prices for below investment-grade securities may be affected by legislative and regulatory developments.

                         SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts (a "FORWARD CONTRACT") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, Worldwide Core and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Information" in the Prospectus and "Supplemental Tax Considerations" below for more information on hedging.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS & ASSOCIATED RISKS
Each Portfolio may, and generally certain Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.


In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "Position Hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "Transaction Hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.


While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:

a. the foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;

b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;

c. trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio;

d. the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved will not generally be possible. The future value of such foreign currency denominated portfolio securities will change as a consequence of market movements in the value of those securities. This change is unrelated to fluctuations in exchange rates and the U.S. dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase), if the market value of the security is less than the amount of the foreign currency it may deliver, pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:

a.   the foreign currency involved;

b.   the length of the contract period; and

c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.

Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contracts. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

OTHER STRATEGIES OF CERTAIN PORTFOLIOS
Certain Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. These Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

OPTIONS ON FOREIGN CURRENCIES
Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:

a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or

b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

OPTIONS ON SECURITIES
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolio purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes, as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options on securities reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices is settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.


CONSIDERATIONS CONCERNING OPTIONS
The writer of an option receives a premium, which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "Exercise Price") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g., options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.


EXCHANGE TRADED & OTC OPTIONS
U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from whom it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.


Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who agree to enter into them, and those who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

FOREIGN CURRENCIES
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The use of options to hedge a Portfolio's foreign currency-denominated portfolio or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things:

a.  the current market price of the underlying currency or security;

b.  the time remaining until expiration;

c.  the relationship of the exercise price to the market price;

d.  the historical price volatility of the underlying currency; and

e.  security and general market conditions.

For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in the money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

FUTURES CONTRACTS


Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "Futures Contract") of:


a.  fixed-income securities or foreign currencies;

b. contracts based on financial indices including any index of U.S. Government Securities;

c.  foreign government securities; or

d.  corporate debt securities.

U.S. futures contracts have been designed by exchanges, which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency.

For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.


At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("Initial Margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.


Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:

a.   investors' obligations to meet additional variation margin requirements;

b. decisions to make or take delivery, rather than entering into offsetting transactions; and

c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.

The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.


The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options. For example, if a Portfolio hedges against an interest rate increase, (which would adversely affect the price of debt securities held) and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets, which it had hedged. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous.


A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

OPTIONS ON FUTURES CONTRACTS
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities, which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

       RISK = THE PREMIUM PAID FOR THE OPTION + RELATED TRANSACTION COSTS

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.


Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently. By waiting until such time to purchase or write options on foreign currency futures contracts, the risks connected with such optionswould not be greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the Investment Adviser's or Sub-Adviser's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss. This would occur when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.


                             INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities other than Emerging Markets Portfolio, International Portfolio and Limited Duration Portfolio. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Portfolios may not:

a. borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities of transactions are not considered borrowings;

b.   issue senior securities, except to the extent permitted under the 1940 Act;

c.   underwrite securities of other issuers;

d. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

e.   purchase or sell physical commodities or related commodity contracts.

f. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.

g.   make loans to other persons, except by:

     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.


The Fund has also adopted the non-fundamental investment restrictions listed below relating to the investment of each Portfolio's assets and its activities other than Emerging Markets Portfolio, International Portfolio and Limited Duration Portfolio. These non-fundamental policies may be changed by the Board of Directors without the approval of shareholders. The Portfolios may not:

a. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

b.   invest in companies for the purpose of exercising control or management.

c. purchase or retain the securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;

d. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers, which are restricted as to disposition.


The Fund has also adopted the following non-fundamental investment restrictions for the U.S. Short-Term Portfolio, Mortgage-Backed Portfolio, Emerging Markets Portfolio, Inflation-Indexed Hedged Portfolio, Mortgage-LIBOR Portfolio, Asset-Backed Portfolio, Enhanced Equity Markets Portfolio, Global High Yield, High Yield, U.S. Treasury Portfolio, U.S. Corporate Portfolio, International Corporate Portfolio and Inflation-Indexed Portfolio. Shareholders will receive written notice 60 days prior to any changes with respect to any non-fundamental policy listed below.

U.S. SHORT-TERM PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in U.S. dollar-denominated debt securities with a maturity of 1 to 3 years (including borrowings for investment purposes).

MORTGAGE-BACKED PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in mortgage-backed and asset-backed securities of U.S. and foreign issuers (including borrowings for investment purposes). For purposes of this Portfolio's investments, home equity loans are considered mortgage-backed securities.

EMERGING MARKETS PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in debt securities from bond markets in emerging countries denominated in local currencies or currencies of the Organization for Economic Cooperation and Development countries (including borrowings for investment purposes). The Portfolio will maintain investments in debt securities of issuers from at least three different countries.

INFLATION-INDEXED HEDGED PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in inflation-indexed securities (including borrowings for investment purposes). As a fundamental policy, the Portfolio will attempt to hedge at least 65% of its total assets. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies.

MORTGAGE-LIBOR PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in mortgage-backed securities of U.S. and foreign issuers with the goal to outperform the London InterBank Offered Rate (including borrowings for investment purposes).

ASSET-BACKED PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in asset-backed securities of the U.S. and foreign issuers (including borrowings for investment purposes).

ENHANCED EQUITY MARKETS PORTFOLIO
Under normal circumstances, the Portfolio will maintain 100% exposure to the S&P 500 Index(TM) (including borrowings for investment purposes). Up to 5% of the Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% the Portfolio's net assets will be invested in short term instruments.


GLOBAL HIGH YIELD PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield debt securities from worldwide bond markets including emerging market debt securities. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S.

HIGH YIELD PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield securities of U.S. and foreign issuers.

U.S. TREASURY PORTFOLIO
Under normal circumstances, at least 95% of the Portfolio's net assets must be invested in U.S. dollar denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by such obligations (including borrowings for investment purposes).

U.S. CORPORATE PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in U.S. dollar-denominated corporate debt obligations of U.S issuers (including borrowings for investment purposes).

INTERNATIONAL CORPORATE PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in corporate debt securities from jurisdictions outside the U.S. (including borrowings for investment purposes). The Portfolio will maintain investments in corporate debt securities of issuers from at least three different countries. The Portfolio may invest up to 20% of its net assets in U.S. Corporate debt securities.

INFLATION-INDEXED PORTFOLIO
Under normal circumstances, at least 80% of the Portfolio's net assets must be invested in inflation-indexed securities (including borrowings for investment purposes). The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Additional investment restrictions specific to a particular portfolio are as follows:

U.S. SHORT-TERM PORTFOLIO
U.S. Short-Term has adopted the following additional fundamental policy that may not be changed without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not:

     invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities, and repurchase agreements), or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets.

U.S. Short-Term has also adopted the following non-fundamental policy that may be changed by the Board of Directors without the approval of a majority of the shares of the Portfolio. The Portfolio may not:

     enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements.

WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS

Worldwide and Worldwide Core each has adopted the following fundamental policy that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each Portfolio may not:

     purchase or sell physical commodities or related commodity contracts.

Worldwide and Worldwide Core each has also adopted the following non-fundamental policy that may be changed by the Board of Directors without the approval of a majority of the shares of the Portfolio. The Portfolio may not:

     enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements.

EMERGING MARKETS PORTFOLIO

Emerging Markets Portfolio has adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The Portfolio may not:

a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that the Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., the Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b.   issue senior securities (other than as specified in clause a);

c.   underwrite securities of other issuers;

d. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

e. make short sales of securities (does not include options, futures, options on futures or forward currency contracts);

f. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

g.   purchase or sell physical commodities or related commodity contracts.

h. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.

i.   make loans to other persons, except by:

     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.

Emerging Markets Portfolio has also adopted the following non-fundamental policies that may be changed by the Board of Directors without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not:

a.   invest in companies for the purpose of exercising control or management;

b. purchase or retain the securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;

c. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which, together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

INTERNATIONAL AND LIMITED DURATION PORTFOLIOS

International and Limited Duration Portfolios each have adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of either Portfolio. Each Portfolio may not:

a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b.   issue senior securities (other than as specified in clause a);

c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

d. make short sales of securities (does not include options, futures, options on futures or forward currency contracts);

e.   underwrite securities of other issuers;

f.   invest in companies for the purpose of exercising control or management;

g. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

h.   purchase or sell physical commodities or related commodity contracts.

i. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer; and

j. the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

k. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.

l.   make loans to other persons, except by:

     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.

ILLIQUID SECURITIES

The SEC's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if:

a. the total market value of the Portfolio's outstanding OTC options exceed 15% of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;

b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; and

c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the SEC's staff of its position.

                             PORTFOLIO TRANSACTIONS

The Portfolios' debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the last three fiscal years, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio was as follows:

---------------------------- ------------------------------- ------------------------------ -------------------------
                             YEAR ENDED                      YEAR ENDED                     YEAR ENDED
---------------------------- ------------------------------- ------------------------------ -------------------------
PORTFOLIO NAME               DECEMBER 31, 2001               DECEMBER 31, 2000              DECEMBER 31, 1999
---------------------------- ------------------------------- ------------------------------ -------------------------
U.S. Short-Term                               $ 47,063                     $ 117,169                     $ 148,225
---------------------------- ------------------------------- ------------------------------ -------------------------
Limited Duration                                13,550                        13,284                        12,945
---------------------------- ------------------------------- ------------------------------ -------------------------
Mortgage-Backed                                 29,862                        44,090                       188,251
---------------------------- ------------------------------- ------------------------------ -------------------------
Worldwide                                       40,718                        40,514                        37,653
---------------------------- ------------------------------- ------------------------------ -------------------------
Worldwide Core                                  56,952                        72,819                        61,904
---------------------------- ------------------------------- ------------------------------ -------------------------
International                                    1,512                        12,503                        26,178
---------------------------- ------------------------------- ------------------------------ -------------------------
Emerging Markets                                     0                         1,207                        16,399
---------------------------- ------------------------------- ------------------------------ -------------------------
Inflation-Indexed Hedged*                            0                           N/A                           N/A
---------------------------- ------------------------------- ------------------------------ -------------------------


*The Inflation-Indexed Hedged Portfolio commenced operations on January 2, 2001.


The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, incurring this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment, which is appropriate for one Portfolio, is considered for purchase for the account of another Portfolio, client or fund. If this occurs, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

Certain Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.

                              SECURITIES VALUATION

Securities for which market quotations are readily available are valued at prices, which, in the opinion of the Investment Adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price, or if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are value at their fair value following procedures approved by the Directors. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding for each Portfolio.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Portfolios are restricted as to resale, the Investment Adviser determines their fair value following procedures approved by the Directors. The fair value of such securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition).

Generally, trading in securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of securities may occur between such times and the close of the Exchange, which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Directors. In addition, securities held by some of the Portfolios may be traded in foreign markets that are open for business on days that a Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of such Portfolio.

                         SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY
Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under Sub chapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"). To qualify as a RIC, a Portfolio must, among other things:

a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");


b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:

     i) at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and

     ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and

c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :

a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;

b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and

c.   any undistributed amounts from previous years.


Each Portfolio intends to distribute all of its net income and gains; shareholders may automatically reinvest in additional shares unless they elect to receive cash distributions. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.



DISTRIBUTIONS
Distributions by a Portfolio of net investment income and net short-term capital gains are taxable to Portfolio shareholders as ordinary income regardless of whether the distribution is received in cash or additional Portfolio shares. Distributions of net long-term capital gains that are designated by the Portfolio as capital gain dividends are taxable to the shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders and regardless of whether the distribution is received in cash or in additional Portfolio shares. The distributions made by the Portfolios will not qualify for the corporate dividends received deduction. Certain distributions paid by a Portfolio in January will be treated as paid on the prior December 31st if the declaration date and record date of the distribution was during the last quarter of the calendar year.


SALE OF SHARES
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss (assuming the shareholder holds the shares as a capital asset). This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61-day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder holds Portfolio shares for six months or less and during that period receives a distribution payable of long-term capital gains, any loss realized on the sale of such shares during such six month period would be a long-term loss to the extent of such distribution.


ZERO COUPON SECURITIES AND INFLATION-INDEXED SECURITIES
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the stated redemption price of the securities over their adjusted issue price (the "Original Issue Discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax. In addition, any increase in the principal amount of an inflation-indexed bond will generally be considered taxable ordinary income at the time of such increase, even though the principal amount is not paid until maturity.



HEDGING TRANSACTIONS
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 Treatment"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("Mark To Market Treatment"). As such, any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.



STRADDLES
The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been adopted; thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.


A Portfolio may make one or more of the elections available under the Tax Code that is applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

FOREIGN CURRENCY-RELATED TRANSACTIONS
Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or ordinary loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:

a.  certain option dispositions

b.  futures and forward contracts

c.  debt security dispositions denominated in a foreign currency

d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Tax Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.


BACKUP WITHHOLDING
A Portfolio may be required to withhold U.S. Federal income tax at the rate of 30% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 30% rate applies to shareholders receiving redemption payments whom:


a. fail to provide the Portfolio with their correct taxpayer identification number;

b.  fail to make required certifications,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.



FOREIGN SHAREHOLDERS
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income (which generally includes dividends, interest and net short-term capital gains) will be subject to a U.S. tax of 30% (or lower treaty rate).


If a foreign shareholder's Portfolio income is effectively connected with an U.S. trade or business, then:

a.   distributions of investment company taxable income,

b.   capital gain dividends, and

c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

SHORT SALES
Subject to the rules concerning constructive sales (see below), each of certain Portfolios will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Tax Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

CONSTRUCTIVE SALES
Under normal circumstances, a Portfolio may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Portfolio would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Portfolio's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Portfolio's holding period and the application of various loss deferral provisions of the Tax Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

FOREIGN INCOME
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

Certain Portfolios may invest in shares of foreign corporations that may be classified under the Tax Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.


A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its shares of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains from shares in the same PFIC included in income in prior years.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the international portfolios of the Fund, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. Federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Tax Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. Federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.


OTHER TAXES
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                             SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares, as recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.) Neither of the Fund, First Fund or the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.


                         CALCULATION OF PERFORMANCE DATA


From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of a Portfolio's yield are based on all investment income per share during a particular 30-day (or one month) period, (including dividends and interest); less expenses accrued during the period ("Net investment income"). Such quotations are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula, which is prescribed by the SEC:

                                              6
                        Yield = 2 [(a - b + 1) - 1]
                                    -----
                                     cd

Where:

     a    = dividends and interest earned during the period,
     b    = expenses accrued for the period (net of reimbursements),
     c    = the average daily number of Shares of a Portfolio outstanding during the period that were entitled to receive dividends
     d    = the maximum offering price per share on the last day of the period.


The yield as defined above for each relevant Portfolio for the 30-day period ended December 31, 2001 is as follows:

                         U.S. Short-Term                    2.1824%
                         Limited Duration                   3.5784%
                         Worldwide                          2.8216%
                         Worldwide Core                     3.3514%
                         International                      2.4180%
                         Emerging Markets                   7.4190%
                         Inflation-Indexed Heged            1.1626%
                         Mortgage-Backed                    2.6977%


Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:


                                                       365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the SEC:

                                         n
                                P (1 + T)  = ERV

Where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                         ERV = the ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.


Each of the Funds may, from time to time, include "total return" (after taxes on distributions) in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund of the Trust over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                  P(1+T)n =ATV(D)

Where:

         P=      a hypothetical initial payment of $1,000,
         T=      average annual total return (after taxes on distributions),
         n=      number of years
         ATV(D)= ending value of a hypothetical $1,000 payment made at the beginning of the periods at the end of the periods, after taxes on fund distributions but not after taxes on redemptions

All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.

Each of the Funds may, from time to time, include "total return" (after taxes on distributions and redemption) in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return (after taxes on distributions and redemption) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund of the Trust over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1+T)n =ATV(DR)

Where:

       P=        a hypothetical initial payment of $1,000,
       T=        average annual total return (after taxes on distributions and redemption),
       n=        number of years
       ATV(DR)=  ending value of a  hypothetical  $1,000 payment made at the beginning of the periods at the end of the periods, after taxes on fund distributions and redemption

All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.

The following table summarizes the calculation of Total Return for each Portfolio of the Fund, where applicable, (i) for the one-year period ended December 31, 2001, (ii) for the five-year period ended December 31, 2001 (iii) for the ten-year period ended December 31, 2001 and (iii) since commencement of operations.




------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
                                                              AVERAGE ANNUAL TOTAL      AVERAGE ANNUAL TOTAL
                                TOTAL RETURN FOR THE          RETURN FOR THE            RETURN FOR THE TEN-YEAR
                                ONE-YEAR PERIOD ENDED         FIVE-YEAR PERIOD ENDED    PERIOD ENDED DECEMBER     SINCE
PORTFOLIO*                      DECEMBER 31, 2001             DECEMBER 31, 2001         31, 2001                  INCEPTION**
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
U.S Short-Term
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         4.79%                         5.34%                     4.79%                     N/A
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions               2.81%                         3.07%                     2.78%                     N/A
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions and
    Redemptions                 2.89%                         3.13%                     2.83%                     N/A
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
Limited Duration
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         7.46%                         6.55%                     N/A                       6.05%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes
    On Distributions            5.31%                         4.19%                     N/A                       3.75%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions and
    Redemptions                 4.51%                         4.06%                     N/A                       3.68%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
Mortgage-Backed
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         6.43%                         7.31%                     N/A                       7.60%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes
    On Distributions            4.04%                         4.25%                     N/A                       4.56%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions and
    Redemptions                 3.88%                         4.31%                     N/A                       7.62%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
Worldwide
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         1.40%                         3.34%                     N/A                       5.88%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes
    On Distributions            0.09%                         1.64%                     N/A                       3.48%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes


                                       53

------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    on Distributions and
    Redemptions                 0.85%                         1.83%                     N/A                       3.55%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
Worldwide Core
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         6.94%                         8.22%                     N/A                       9.22%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes
    On Distributions            4.78%                         4.97%                     N/A                       5.97%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions and
    Redemptions                 4.20%                         4.97%                     N/A                       5.83%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
International
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         -4.22%                        0.92%                     N/A                       1.97%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes
    On Distributions            -4.78%                        -0.83%                    N/A                       0.09%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions and
    Redemptions                 -2.57%                        -0.09%                    N/A                       0.68%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
Emerging Markets
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return Before Taxes         8.85%                         N/A                       N/A                       4.20%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes
    On Distributions            5.21%                         N/A                       N/A                       1.41%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
    Return After Taxes on
    Distributions and
    Redemptions                 5.26%                         N/A                       N/A                       1.87%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
Inflation-Indexed Hedged
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
  Return Before
  Taxes                         6.54%                         N/A                       N/A                       6.54%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
  Return After Taxes
  On Distributions              4.31%                         N/A                       N/A                       4.31%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------
  Return After Taxes
  on Distributions
  and Redemptions               3.98%                         N/A                       N/A                       3.98%
------------------------------- ----------------------------- ------------------------- ------------------------- -----------------



*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolios' past performance, before and after taxes, is not necessarily an indication of how the Portfolios will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**Portfolio Inception Dates:
1.   U.S. Short Term Portfolio: 12/6/89
2.   Limited Duration Portfolio: 7/26/93
3.   Mortgage Backed Portfolio: 4/29/96
4.   Worldwide Portfolio: 4/15/92
5. Worldwide Core Portfolio: 5/19/92. For the period between 8/1/94 and 6/30/95, the Portfolio was invested in cash or short-term instruments due to its small size.
6.   International Portfolio: 5/9/96
7.   Emerging Markets Portfolio: 8/12/97
8.   Inflation-Indexed Hedged Portfolio: 1/2/01

                                 CONTROL PERSON


As of April 1, 2002, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing 42% of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940 Act.


                         CUSTODIAN AND ACCOUNTING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130, is Custodian and Accounting Agent for the Fund.


                     TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

                                  LEGAL COUNSEL


Dechert, 1775 Eye Street, NW, Washington, D.C. 20006-2401, is legal counsel for the Fund.



                              INDEPENDENT AUDITORS

KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent auditors for the Fund.

                              FINANCIAL STATEMENTS


The audited financial statements for the year ended December 31, 2001 are incorporated herein by reference to the Annual Report to shareholders covering this period. A copy has been delivered with this SAI.


                           QUALITY RATING DESCRIPTIONS

                          STANDARD & POOR'S CORPORATION

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. S&P's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds, which may be in default, or, there may be present elements of danger with respect to principal or interest.

Ca. This rating represents highly speculative bonds. Such instruments are often in default or have other marked shortcomings.

C. The lowest class of bonds, the prospects of attaining any real investment standing are poor.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end or its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.


P-3. Issuers have an acceptable ability for repayment of senior short-term obligations.


                            FITCH IBCA, DUFF & PHELPS

International Long-Term Credit Ratings: The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade
BB: Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are `stable` could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                FFTW FUNDS, INC.

================================================================================
                                   PROSPECTUS

                            WORLDWIDE CORE PORTFOLIO

================================================================================



                                   MAY 1, 2002

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS


Pages to be renumbered upon completion


Risk/Return Summary............................................................3
Investment Objectives, Principal Investment Strategies
   and Investments.............................................................3
Principal Investment Risks.....................................................4
Risk Return Bar Chart and Table................................................5
Fee Table......................................................................7
Expense Table Example..........................................................7
Fund Management................................................................7
Shareholder Information........................................................9
Investment Information........................................................14
Portfolio Turnover............................................................28
Supplemental Investment Policies..............................................28
Financial Highlights Table....................................................29
Shareholder Inquiries.........................................................30

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Worldwide Core Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the permitted investment strategies, investments and their associated risks follows.

     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS


---------------------------------- ---------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:              To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------- ---------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:   The Portfolio invests primarily in investment grade (rating of BBB by S&P, Baa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization)
                                   debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies and actively utilizes currency hedging techniques. The performance objective of the
                                   Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index (Hedged). (The Lehman Brothers Global Aggregate
                                   Index (Hedged) provides a broad-based measure of the international investment-grade bond market, combining the U.S. Aggregate Index with the dollar denominated versions of the
                                   Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the
                                   Global Treasury Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.)
---------------------------------- ------------ ------------- ------------------ ------------------ -------------- -------------
    MINIMUM QUALITY RATING:
                                                                                                                    AVERAGE
                                                                   S&P                Moody's                      PORTFOLIO
                                      S&P:        Moody's:      (Short Term):      (Short Term):      Fitch's:      QUALITY:
                                      ----        --------       ------------         ------          --------      ---------
                                      BBB-          Baa3             A-2                P-2             BBB-            A
---------------------------------- ------------ ------------- ------------------ ------------------ -------------- -------------
    DURATION:                      The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman Brothers Global Aggregate Index (Hedged) by more than one year. As of December 31, 2001, the duration of the Lehman Brothers Global
                                   Aggregate Index (Hedged) was 4.86 years.
---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments, from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities.
                                   These defensive strategies may prevent the Portfolio from achieving its investment objective.
                                   The Portfolio is "non-diversified" under the 1940 Act.

---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o    Asset-Backed Securities
                                   o    Bank Obligations
                                   o    Corporate Debt Instruments
                                   o    Foreign Instruments
                                   o    Mortgage-Backed Securities
                                   o    U.S. Government and Agency Securities
---------------------------------- ---------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

Changes to the index by which the Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored entities. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk.


Investments in the Portfolio are subject to certain of the following risks:

  BANKING              Investing in bank obligations will expose the Portfolio
  INDUSTRY             to risks  associated  with the banking industry such as
  RISK:                interest rate and credit risks.

  CORRELATION RISK:    Derivatives are financial instruments whose value depends
                       upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies. The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.


  CREDIT RISK:         Debt securities are subject to credit risk. Credit
                       risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt.
                       The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.


  CURRENCY RISK:       Fluctuations in exchange rates between the U.S. dollar
                       and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of the Portfolio to any one currency may be different from that of its total assets denominated in such currency.


  DERIVATIVE RISK:      Derivatives are subject to the risk of changes in the
                        market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

  FOREIGN RISK:         Investing in foreign securities will expose the
                        Portfolio to risks such as political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility.


  HEDGING RISK:         Hedging exposes the Portfolio to the risk that the hedge
                        will lose value while the hedged investment increases in value.

  INTEREST RATE RISK:   Investing in fixed-rate debt securities will expose the
                        Portfolio to the risk that the value of the Portfolio's investments will decline if interest rates rise.

  LEVERAGE RISK:        The use of derivatives exposes the Portfolio to the risk
                        of leverage which may result in greater fluctuations in the Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

  LIQUIDITY RISK:       Certain securities may be difficult or impossible to
                        sell at favorable prices within the desired time frame.

  MARKET RISK:          The market value of a security may increase or decrease
                        over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

  NON-DIVERSIFICA-TION  A non-diversified Portfolio may invest more of its
  RISK: assets in the securities of fewer companies than a diversified Portfolio. This vulnerability to factor affecting a single investment can result in greater
                        Portfolio losses and volatility.                   s

  PREPAYMENT RISK:      A portfolio that invests in mortgage-backed and other
                        asset backed securities is exposed to the risk that such securities may repay the principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for 1 year, 5 years and since inception compare with a selected index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31


                                [GRAPHIC OMITTED]


1993      12.89%
1994       7.84%
1995      11.00%
1996      10.03%
1997      12.60%
1998      11.53%
1999      -0.19%
2000      10.79%
2001       6.94%



During the nine-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 10.46% (quarter ending September 30, 1994) and the lowest quarterly return was -3.98% (quarter ending March 31, 1994).


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.


------------------------------------------------------------------ ------------- ----------- -----------------
                                                                                             SINCE
AVERAGE ANNUAL TOTAL RETURNS                                       PAST 1        PAST 5      INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2001)*                        YEAR          YEARS       (5/19/92)
------------------------------------------------------------------ ------------- ----------- -----------------
Worldwide Core Portfolio
------------------------------------------------------------------ ------------- ----------- -----------------
    Return Before Taxes                                            6.94%         8.22%       9.22%
------------------------------------------------------------------ ------------- ----------- -----------------
    Return After Taxes on Distributions                            4.78%         4.97%       5.97%
------------------------------------------------------------------ ------------- ----------- -----------------
    Return After Taxes on Distributions and Sale of Fund Shares    4.20%         4.97%       5.83%
------------------------------------------------------------------ ------------- ----------- -----------------
    Lehman Brothers Global Aggregate Index (Hedged)**              7.24%         7.66%       7.96%
------------------------------------------------------------------ ------------- ----------- -----------------




*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**This index does not reflect deductions for fees, expenses or taxes.


                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
==================================================================== ==========
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------- ----------
Management Fees                                                        0.40%
-------------------------------------------------------------------- ----------
Distribution Fees (12b-1)                                               None
-------------------------------------------------------------------- ----------
Other Expenses*                                                        0.22%
-------------------------------------------------------------------- ----------
Total Annual Fund Operating Expenses**
                                                                       0.62%
-------------------------------------------------------------------- ----------


    *Under an Administration Agreement effective May 29, 1998 between the Portfolio and Investors Capital Services, Inc. (the "Administrator"), the Administrator provides administrative services to the Portfolio for an Administrative fee and an incentive fee. The incentive fee is paid in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

    **The Investment Adviser has voluntarily agreed to cap the Portfolio's Total Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended December 31, 2001, the Investment Adviser waived fees in the amount of 0.17%. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The waiver may be terminated at any time.


                              EXPENSE TABLE EXAMPLE

The table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------- --------------- ------------------ -------------------
    1 YEAR        3 YEARS          5 YEARS              10 YEARS
-------------- --------------- ------------------ -------------------
      $63           $199             $346                 $774
-------------- --------------- ------------------ -------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser") serves as Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation, that, with its affiliated companies, currently manages approximately $33 billion in assets for numerous fixed-income portfolios. The Investment Adviser currently advises 162 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $147 million. The Investment Adviser also serves as the sub-adviser to thirty portfolios of eighteen other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2001, at a rate of 0.25% of the Portfolio's average daily net assets.


                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $11.96 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Investment Sub-Adviser is directly or indirectly wholly owned by Charter Atlantic Corporation, a New York corporation.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for making the strategic and sector allocations within each of its model portfolios. For each Portfolio of the Fund, a specific portfolio manager is responsible for portfolio implementation and compliance with Portfolio-specific and FFTW-wide investment strategy. The portfolio manager determines the broad risk parameters under which a Portfolio operates, but relies on market specialist teams for the generation of ideas and specific investments in a Portfolio. The following groups and teams assist in the selection of specific investments, subject to each Portfolio's investment policies and restrictions: the Sovereign Bond Group, consisting of the U.S. Bloc, Europe Bloc and Japan Bloc teams, and the Sectors Group, consisting of the Corporate, Structured Product, High Yield and Emerging Markets teams.


STEPHEN CHANG, CFA, PORTFOLIO MANAGER. Mr. Chang has primary responsibility for management of the Worldwide Core Portfolio. Mr. Chang joined FFTW in 1997, with his initial focus on developing index portfolio replication techniques, as well as enhancing performance attribution capabilities and Value-at-Risk analytics for various fund products. Since 1999, he has been the market specialist analyzing the development of the peripheral markets in the US Bloc which are comprised of Canada, Australia, New Zealand, and Latin American countries in the emerging market sector. Mr. Chang holds a B.Sc. in Computer Science from Cornell University and a M.Sc. in Management Science from Stanford University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell has secondary responsibility for management of the Worldwide Core Portfolio. Mr. Russell joined FFTW in 1992. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.


                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio is $100,000; such minimum may be waived at the discretion of FFTW or Quasar Distributors, LLC ("Quasar" or the Distributor). Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts higher or lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning any Monday through Friday, that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                               WIRING INSTRUCTIONS


To:                            Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02117
ABA Number:                    011001438
Account Name:                  Quasar Distributors, LLC - Fund Purchase Account
Account Number:                933333333
Reference:                     Worldwide Core Portfolio

                                            TO PURCHASE SHARES

------------------------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET VALUE  WHEN & HOW SHARES      PROCEDURE FOR SAME DAY PURCHASES              RESULT OF LATE NOTIFICATION OR DELAY IN
(NAV) IS DETERMINED   MAY BE PURCHASED                                                     RECEIPT OF FUNDS
--------------------- ---------------------- --------------------------------------------- -----------------------------------------
All Business Days     o    Any Business       o   Purchasers must call Investors            o   The Portfolio must receive
                           Day                    Bank at (800) 247-0473 prior to 4:00          notice before 4:00 p.m. (wire
                                                  p.m. ET to inform the Portfolio of the        may be received after 4:00 p.m. ET)
                      o    Submitted              incoming wire transfer.                       for shares to be bought at that
                           orders must                                                          day's price.
                           include a          o   Purchasers must indicate which
                           completed              Portfolio is to be purchased.            o    Shares will be bought at the
                           account                                                              next Business Day's price if wire
                           application.       o   If Federal funds are received by              is received after 4:00 p.m. ET and
                                                  the Portfolio that day, the order will        no notice is given.
                      o    Federal funds          be effective that day. Price of shares
                           must be wired          is based on the next calculation of
                           to Quasar's  "Fund     NAV after the order is placed.
                           Purchase Account"
                           at Investors Bank
                           & Trust Company
                           ("Investors Bank"
                           or the "Transfer
                           Agent").
--------------------- ---------------------- --------------------------------------------- -----------------------------------------


                                  REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------

1.    SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
      a.    The dollar or share amount to be redeemed;
      b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
      c.    The name of the shareholder; and
      d.    The shareholder's account number.
2. SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.
--------------------------------------------------------------------------------


----------------------------------------------- ------------------------------------------------
WHEN REDEMPTION EFFECTIVE                       RESULT OF LATE NOTIFICATION OF REDEMPTION
----------------------------------------------- ------------------------------------------------
If notice is received by the Transfer Agent     If notice is received by the Transfer Agent
by 4:00 p.m. ET on any Business Day, the        on a non-business day or after 4:00 p.m. ET,
redemption will be effective and payment will   the redemption notice will be deemed received
be made within seven calendar days, but         as of the next Business Day.
generally two business days following receipt
of such notice. Price of shares is based on
the next calculation of the NAV after the
order is placed.
----------------------------------------------- ------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market value, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.


To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.


                                    DIVIDENDS


If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of the Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends to comply with all Federal tax regulations.


                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio. For additional information regarding tax issues pertaining to the Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional Information.


FEDERAL INCOME TAXES
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account

Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or

2.    fail to make required certifications, or

3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                           DISTRIBUTION OF FUND SHARES


Shares of the Portfolio are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank & Trust Company and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement.Investors Bank & Trust Company pays the distribution fee and FFTW pays all other fees and expenses related to distribution.


                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

Principal Investments
o  Asset-Backed Securities
o  Bank Obligations
o  Corporate Debt Instruments
o  Duration Management
o  Foreign Instruments
o  Hedging
o  Mortgage-Backed Securities
o  U.S. Government and Agency Securities

Other Investments and Investment Strategies
o   Brady Bonds
o   Dollar Roll Transactions
o   Illiquid Securities
o   Indexed Notes, Currency Exchange-Related Securities and Similar Securities
o   Inflation-Indexed Securities
o   Investment Companies
o   Loan Participations and Assignments
o   Multi-National Currency Unit Securities or More Than One Currency
    Denomination
o   Repurchase and Reverse Repurchase Agreements
o   Short Sales Transactions
o   Stripped Instruments
o   TBA Transactions
o   Total Return Swaps
o   When Issued and Forward Commitment Securities
o   Zero Coupon Securities

ASSET-BACKED SECURITIES
Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a.  motor vehicle installment sale contracts,
b.  other installment sale contracts,
c.  leases of various types of real and personal property, and
d.  receivables from revolving credit (credit card) agreements.

      RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.  Time Deposits,              e.  Deposit Notes,                h.  Variable Rate Notes,
b.  Certificates of Deposit,    f.  Eurodollar Time deposits,     i.  Loan Participations,
c.  Bankers' Acceptances        g.  Eurodollar Certificates of    j.  Variable Amount Master
d.  Bank Notes,                     Deposit,                          Demand Notes,
                                                                  k.  Yankee CDs, and
                                                                  l.  Custodial Receipts

      RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS


Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.


The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

      RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the Portfolio's credit quality standard. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

      RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

      RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
e.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.


Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.


      RISKS: Changes in weighted average duration of the Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
A.     FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro and the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

      RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

C.     EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Capital Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

      RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

---------------------------------- --------------------------------------------------
a. Relatively unstable             d. restrictions on foreign ownership;
   governments;
---------------------------------- --------------------------------------------------
b. present  the  risk  of  sudden  e. prohibitions of repatriation of assets; or
   adverse government action;
---------------------------------- --------------------------------------------------

                                       18

---------------------------------- --------------------------------------------------
c. nationalization of businesses;  f. less  protection  of  property  rights than more developed countries
---------------------------------- --------------------------------------------------

      The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps;                                       d.  purchasing and selling futures contracts; and
b.   purchasing and selling caps, floors and collars;         e.  purchasing and selling options.
c.   purchasing or selling forward exchange contracts;

All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When the Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When the Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

1.    the securities,
2.    the foreign currency subject to the futures,
3.    the forward currency contract, or
4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

The Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

A.   SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

B. CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

C. FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

D.   FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

E.   OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

      RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject the Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that the Portfolio could not close out a futures or options position when it would be most advantageous to do so.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.    securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.    securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

      RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes; the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

      RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten-year notes, which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom.

Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The par value of these securities is adjusted daily for inflation based upon the Consumer Price Index non-seasonally adjusted. A semi-annual coupon payment of fixed real interest is paid on the adjusted par amount. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.

      THE PROCESS FOR ADJUSTING THE PRINCIPAL VALUE OF INFLATION-INDEXED SECURITIES IN CANADA, NEW ZEALAND, SWEDEN AND THE UNITED KINGDOM IS SIMILAR BUT NOT IDENTICAL TO THE PROCESS USED IN THE UNITED STATES. IN ADDITION, THESE COUNTRIES MAY, OR MAY NOT, PROVIDE A GUARANTEE OF PRINCIPAL VALUE AT MATURITY, IN WHICH CASE, THE ADJUSTED PRINCIPAL VALUE OF THE BOND REPAID AT MATURITY MAY BE LESS THAN THE

      ORIGINAL PRINCIPAL.

      RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity.

            The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own, in the aggregate, more than 3% of the total outstanding voting stock of the acquired company or would not otherwise comply with any requirements under the Investment Company Act of 1940.


The Fund has applied to the Commission for an exemptive order which, if granted, would permit the Portfolio to invest in another Portfolio within the

FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.


            RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

            RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.    Mortgage-pass through securities issued by
      a.    the Government National Mortgage Association (Ginnie Mae),
      b.    the Federal National Mortgage Association (Fannie Mae),
      c.    the Federal Home Loan Mortgage Corporation (Freddie Mac),
      d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.    Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

            RISKS: The Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect the Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.


            RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

            RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

            RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. The Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed security. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

            RISKS: POs do not pay interest. Its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

            RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

            RISKS: A total return swap may result in the Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/ FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:


     a.    U.S. Treasury Department;
     b.    Farmer's Home Administration;
     c.    Federal Home Loan Mortgage Corporation;
     d.    Federal National Mortgage Association;
     e.    Student Loan Marketing Association;
     f.    Government National Mortgage Association; and
     g.    U.S. Department of Veterans' Affairs.


            RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

            RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

            RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

The Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

The Portfolio may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in the Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


The information for the years ended December 31, 2001, 2000 and 1999 has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request. Financial Highlights for the years prior to 1999 were audited by other auditors.

------------------------------------------------------------------------------------------------------------------------------------
                                             WORLDWIDE CORE PORTFOLIO FINANCIAL HIGHLIGHTS
                                             (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR          YEAR             YEAR
                                                    ENDED        ENDED        ENDED         ENDED            ENDED
                                                    12/31/01     12/31/00     12/31/99      12/31/98         12/31/97
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
Net asset value, beginning of period                $10.79       $10.58       $11.19        $11.23           $10.91
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS

Investment income, net                              0.48         0.60         0.51*         0.59             0.53

Net realized and unrealized gain (loss)
  on investments, and financial futures
  contracts and foreign currency related
  transactions                                      0.27         0.50         (0.53)        0.68             0.80
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.75         1.10         (0.02)        1.27             1.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                         0.58         0.89         0.59          0.70             0.59

In excess of net realized gain on
  investments, and financial futures
  contracts and foreign
  currency related transactions                     --           --           0.00**        0.61             0.42

------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 0.58         0.89         0.59          1.31             1.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.96       $10.79       $10.58        $11.19           $11.23
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.94%        10.79%       (0.19%)       11.53%           12.60%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                   $219,987     $210,996     $181,535      $174,805         $80,390

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                       0.45%        0.45%        0.45%         0.45%            0.45%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                       0.45%        0.45%        0.45%         0.45%            0.45%

Ratio of investment income, net to
   average net assets (a)                           4.38%        5.60%        4.70%         4.85%            5.29%

Decrease in above expense ratios due to
   waiver of investment advisory fees and
   reimbursement of other expenses                  0.17%        0.14%        0.14%         0.13%            0.20%

Portfolio Turnover                                  615%         549%         404%          745%             704%
------------------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.
**  Rounds to less than $0.01

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2002 (as amended from time to time) The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473.


Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC



Fund's Investment Company Act filing number: 811-5796

Part C   OTHER INFORMATION


ITEM 23.   Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

                    (a)(1) Articles of Incorporation, dated February 23, 1989, filed as Exhibit 1 to Registrant's Registration Statement on Form N-1A.

                    (a)(2)   Articles of Amendment, dated July 1, 1991, filed as
                             Exhibit 1(a) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.

                    (a)(3) Articles of Amendment, dated July 26, 1991, filed as Exhibit 1(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                    (a)(4) Articles Supplementary, dated February 16, 1993, filed as Exhibit 1(c) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (a)(5) Articles of Amendment, dated August 17, 1995, filed as Exhibit 1(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (a)(6) Articles of Amendment, dated December 11, 1996, filed as Exhibit 1(e) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (a)(7)   Articles of Amendment, dated July 8, 1998 filed as
                             Exhibit 1(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A. .
                             (a)(8) Articles of Amendment, dated December 10, 1998, filed as Exhibit (a)(8) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A.

                    (b)(1) By-laws, filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A.

                    (b)(2) Amended By-laws, filed as Exhibit 2 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

                    (b)(3) Amendment to By-laws, filed as Exhibit 2(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                    (c)      Not Applicable.

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                    (d)(1)   Management Agreement between the Registrant and
                             Fischer Francis Trees & Watts, Inc., dated November 30, 1989, filed as Exhibit 5 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

                    (d)(2) Amendment to Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated September 25, 1990, filed as Exhibit 5 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

                    (d)(3) Amended and Restated Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated August 31, 1991, filed as Exhibit 5 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                    (d)(4) Sub-Advisory Agreement between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees and Watts, dated August 31, 1991, filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                    (d)(5) Advisory Agreement between the Registrant (for the Stable Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as
                             Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(6) Advisory Agreement between the Registrant (for the U.S. Treasury Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as
                             Exhibit 5(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(7) Advisory Agreement between the Registrant (for the Broad Market Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(g) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(8) Advisory Agreement between the Registrant (for the International Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993 filed, as Exhibit 5(i) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(9) Advisory Agreement between the Registrant (for the International Fixed Income-Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(j) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(10) Sub-Advisory Agreement (for the International Fixed Income Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated

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                             February 18, 1993, filed as Exhibit 5(l) to
                             Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(11) Sub-Advisory Agreement (for the International Fixed Income-Hedged Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated February 18, 1993, filed as Exhibit 5(m) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                    (d)(12) Advisory Agreement between the Registrant (for the Mortgage Total Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated January 2, 1996, filed as Exhibit 5(n) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

                    (d)(13) Advisory Agreement between the Registrant (for the Emerging Markets Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(o) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(14) Advisory Agreement between the Registrant (for the Inflation-Indexed Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(p) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(15) Advisory Agreement between the Registrant (for the Inflation-Indexed Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(q) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(16) Advisory Agreement between the Registrant (for the Money Market Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as
                             Exhibit 5(r) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(17) Sub-Advisory Agreement (for the Emerging Markets Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(s) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(18) Sub-Advisory Agreement (for the Inflation-Indexed Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(t) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(19) Sub-Advisory Agreement (for the Inflation Indexed-Hedged Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(u) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

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                    (d)(20)  Amendment to Management Agreement (for the Broad
                             Market Portfolio) between the Registrant and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(v) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(21) Amendment to Management Agreement (for the U.S. Treasury Portfolio) between the Registrant and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(w) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                    (d)(22) Advisory Agreement between the Registrant (for the Global High Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as
                             Exhibit 5aa) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(23) Advisory Agreement between the Registrant (for the International Corporate Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5bb) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(24) Advisory Agreement between the Registrant (for the International Opportunities Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5cc) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(25) Advisory Agreement between the Registrant (for the Global Tactical Exposure Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit 5dd) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(26) Advisory Agreement between the Registrant (for the U.S. Corporate Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit
                             5ee) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                    (d)(27) Advisory Agreement between the Registrant (for the Equity Alpha Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit
                             5ff) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                    (d)(28) Advisory Agreement between the Registrant (for the High Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit
                             5gg) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.
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                    (d)(29)  Advisory Agreement between the Registrant (for the
                             Asset-Backed Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit
                             5hh) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                    (d)(30) Advisory Agreement between the Registrant (for the Limited Duration Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as
                             Exhibit 5ii) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(31) Advisory Agreement between the Registrant (for the Mortgage LIBOR Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit
                             5jj) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                    (d)(32) Sub-Advisory Agreement (for the Global High Yield Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5kk) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(33) Sub-Advisory Agreement (for the International Corporate Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5ll) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(34) Sub-Advisory Agreement (for the International Opportunities Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5mm) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(35) Sub-Advisory Agreement (for the Global Tactical Exposure Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5nn) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                    (d)(36) Advisory Agreement between the Registrant (for the Worldwide-Hedged Portfolio, now known as Worldwide Core Portfolio) and Fischer Francis Trees & Watts, Inc., dated March 1, 2000, filed as Exhibit d(36), to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

                    (d)(37) Sub-Advisory Agreement (for the Worldwide-Hedged Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated March 1, 2000, filed as Exhibit d(37), to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

                    (d)(38) Form of Advisory Agreement between the Registrant (for the Worldwide Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 27, 2001, filed

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                             as Exhibit d(38), to Post-Effective Amendment No.
                             28 to Registrant's Registration Statement on Form N-1A.

                    (d)(39) Form of Advisory Agreement between the Registrant (for the U.S. Short Term Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 27, 2001, to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

                    (e)(1) Distribution Agreement between the Registrant and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 6 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                    (e)(2) Distribution Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995 filed as Exhibit 6a to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A.

                    (e)(3) Distribution Agreement between the Registrant and AMT Capital Securities, L.L.C., dated May 29, 1998, filed as Exhibit (e)(3) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A.

                    (e)(4) Distribution Agreement between the Registrant and First Fund Distributors, Inc., dated as of January 1, 2000, filed as Exhibit e(4), to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

                    (e)(5) Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated as of October 1, 2001, is filed herewith.

                    (f)      Not Applicable.

                    (g)(1) Custodian Agreement between Registrant and State Street Bank & Trust Company, dated November 21, 1989, filed as Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

                    (g)(2) Custodian Agreement between Registrant and State Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit 8 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                    (g)(3) Custodian Agreement between Registrant and Investors Bank & Trust Company, dated January 10, 1994, filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

                    (g)(4) Amendment Agreement dated May 29, 1998 to the Custodian Agreement between Registrant and Investors Bank & Trust Company, dated January 10, 1994, and Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated November 27, 1992, filed as Exhibit
                             (g)(4) to Post-Effective Amendment No. 24 to
                             Registrant's Registration Statement on Form N-1A.

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                    (h)(1)   Transfer Agency and Service Agreement between
                             Registrant and State Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit 8(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                    (h)(2) Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated November 27, 1992, filed as Exhibit 8(c) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.

                    (h)(3) Administration Agreement between the Registrant and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 9 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                    (h)(4) Sales Incentive Fee Agreement between Fischer Francis Trees & Watts, Inc. and AMT Capital Services, Inc., dated September 21, 1992, filed as
                             Exhibit 9(a) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                    (h)(5) Administration Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995, filed as Exhibit 9b to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A.

                    (h)(6) Amendment Agreement dated May 29, 1998 to Administration Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995, filed as Exhibit (h)(6) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A.

                    (h)(7) Amendment Agreement dated February 27, 2001 to Delegation Agreement between the Registrant and Investors Bank & Trust Company, originally dated July 7, 1998, to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

                    (i)(1) Opinion and Consent of Counsel, dated June 28, 1989, filed as Exhibit 10 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

                    (i)(2) Opinion and Consent of Counsel, dated December 28, 1995, filed as Exhibit 10a to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

                    (i)(3) Opinion and Consent of Counsel, dated April 24, 2000, filed as Exhibit (i)(3) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A.

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                    (i)(4)   Opinion and Consent of Counsel to Post-Effective
                             Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

                    (j)(1)   Consent of Independent Auditors is filed herewith.

                    (j)(2) Power of Attorneys to Post-Effective Amendment, filed as Exhibit j(2), to No. 28 to Registrant's Registration Statement on Form N-1A.

                    (k)      Not Applicable.

                    (l) Purchase Agreement for Initial Capital between Registrant and Fischer Francis Trees & Watts, Inc., dated November 17, 1989, filed as Exhibit 13 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

                    (l)(1) Purchase Agreement for Initial Capital between Registrant and William E. Vastardis, dated July 8, 1998, filed as Exhibit 1 to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A.

                    (m)      Not Applicable.

                    (n)      Not Applicable.

                    (o)      Not applicable.

                    (p)(1) Code of Ethics for Registrant and Fischer Francis Trees & Watts, Inc. (and affiliates), dated March 1, 2000, to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A.

                    (p)(2) Amended Code of Ethics for Registrant and Fischer Francis Trees & Watts, Inc. (and affiliates), dated February 27, 2001, filed as Exhibit p(2), to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

ITEM 24
Persons Controlled by or under Common Control with the Registrant

As of April 1, 2002, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing 40% of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940 Act.

ITEM 25
Indemnification.

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No.

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11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26
Business and Other Connections of Investment Adviser.

         Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"), is a company organized under the laws of New York State and is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-10577).

ITEM 27

Principal Underwriter. (a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

Cullen Funds Trust  (Quasar client since 7/1/00)
Country Growth Fund, Inc. (Quasar client since 9/1/00)
Country Asset Allocation Fund, Inc. (Quasar client since 9/1/00)
Country Tax Exempt Bond Fund, Inc. (Quasar client since 9/1/00)
Country Taxable Fixed Income Series Fund, Inc. (Quasar client since 9/1/00) Country Money Market Fund (Quasar client since 9/1/00)
Country Long-Term Bond Fund  (Quasar client since 9/1/00)
Country Short-Term Government Bond Fund  (Quasar client since 9/1/00)
The Hennessy Mutual Funds, Inc. (Quasar client since 10/1/00)
The Hennessy Funds, Inc. (Quasar client since 10/1/00)
The Arbitrage Funds (Quasar client since 10/1/01)
Kit Cole Investment Trust  (Quasar client since 11/1/00)
Everest Funds  (Quasar client since 11/1/00)
Brandywine Advisors Fund  (Quasar client since 11/1/00)
         (Quasar does not underwrite the other series of Brandywine Blue Fund, Inc., the Brandywine Blue Fund)

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Jefferson Fund Group Trust  (Quasar client since 12/1/00)
Light Revolution Fund, Inc. (Quasar client since 1/1/01)
IPS Funds  (Quasar client since 1/1/01)
The Jensen Portfolio  (Quasar client since 3/12/01)
First American Insurance Portfolios, Inc.  (Quasar client since 5/2/01)
The Lindner Funds  (Quasar client since 5/15/01)
AHA Investment Funds (Quasar client since 6/1/01)
Wexler Trust, The Muhlenkamp Fund  (Quasar client since 6/15/01)
Mutuals.com, The Generation Wave Funds  (Quasar client since 6/21/01)
First American Funds, Inc. (Quasar client since 8/1/01) Multiple Series Trust First American Investment Funds, Inc. (Quasar client since 8/1/01)
First American Strategy Funds, Inc. (Quasar client since 8/1/01)
First American Closed End Funds (Quasar client since 8/1/01):
         ASP - American Strategic Income Portfolio
         BSP - American Strategic Income Portfolio II
         BXT - American Municipal Term Trust II
         CSP - American Strategic Income Portfolio III
         CXT - American Municipal Term Trust III
         MNA - Minnesota Municipal Term Trust
         MNB - Minnesota Municipal Term Trust II
         MRF - American Income Fund
         MXA - Minnesota Municipal Income Portfolio
         SLA - American Select Portfolio
         XAA - American Municipal Income Portfolio
Zodiac Trust, Conning Money Market Portfolio (Quasar client since 9/19/01)
   Multiple Series Trust
CCMA Select Investment Trust (Quasar client since 12/01/01) Master Series Trust
         Individual Trusts:
         CCMA Select Money Market Fund
         CCMA Select International Core Equity Fund
CCM ADVISORS FUNDS (Quasar client since 12/01/01) Master Series Trust
         Individual Trusts:
         Limited Maturity Fixed Income Master Portfolio
         Full Maturity Fixed Income Master Portfolio
         Diversified Equity Master Portfolio
         Balanced Master Portfolio
         U.S. Equity Growth Master Portfolio (pending)
         International Core Equity Master Portfolio (pending)
         U.S. Government Money Market Master Portfolio (pending)
Glenmede Fund, Inc. (Quasar client since 9/01/01) Multiple Series Trust
         Government Cash Portfolio
         Tax-Exempt Cash Portfolio
         Core Fixed Income
         Strategic Equity Portfolio
         Institutional International Portfolio
         International Portfolio
         Small Capitalization Value Portfolio
         Large Cap Value Portfolio

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         Small Capitalization Growth Portfolio
         Core Value Portfolio
Fort Pitt Capital Funds (Quasar client since 12/28/01)
MW Capital Management Funds (Quasar client since 12/28/01)
Quintara Funds (Quasar client effective 1/11/01)

QUASAR CLIENTS DUE TO FFDI MERGER, EFFECTIVE 10/1/01:

Advisor Series Trust (Quasar client since 10/1/01) Multiple Series Trust
         Individual Trusts:
         American Trust Allegiance Fund
         Avatar Advantage Balance Fund
         Avatar Advantage Equity Allocation Fund
         Capital Advisors Growth Fund
         Chase Growth Fund
         Edgar Lomax Value Fund
         Howard Equity Fund
         The Jacobs Fund
         National Asset Management Core Equity Fund
         Segall Bryant & Hamill Mid Cap Fund
         The Al Frank Fund
         The Rockhaven Fund
         The Rockhaven Premier Dividend Fund
Brandes Investment Trust, Brandes Institutional International Equity Fund,
    (Quasar client since 10/1/01)
Builders Fixed Income Fund, Inc., (Quasar client since 10/1/01)
Dessauer Fund Group, The Dessauer Global Equity Fund, (Quasar client since
     10/1/01)
FFTW Funds, Inc., (Quasar client since 10/1/01)
Harding Loevner Funds, Inc., (Quasar client since 10/1/01)
Investec Funds, (Quasar client since 10/1/01)
Kayne Anderson Funds, (Quasar client since 10/1/01)
PIC Investment Trust Funds [Provident Investment Counsel], (Quasar client since
     10/1/01)
Professionally Managed Portfolios (PMP), (Quasar client since 10/1/01), Multiple
     Series Trust
         Individual Trusts :
         Avondale Hester Total Return Fund
         Harris Bretall Sullivan & Smith Growth Fund
         Hodges Fund
         JC Edwards Equity Masters Fund
         Leonetti Balanced Fund
         Leonetti Growth Fund
         Lighthouse Contrarian Fund
         Portfolio 21
         Pzena Focused Value Fund
         The Osterweis Fund
         Trent Equity Fund
         U.S. Global Leaders Growth Fund
         Women's Equity Mutual Fund
Purisma Funds, (Quasar client since 10/1/01)

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Ranier Funds, (Quasar client since 10/1/01)
RNC Funds, (Quasar client since 10/1/01)
SEIX Fund Group, (Quasar client since 10/1/01)
TIFF Investment Program, Inc., (Quasar client since 10/1/01)
Trust for Investment Managers, (Quasar client since 10/1/01) Multiple Series
     Trust
         Individual Trusts:
         Gillford Oakwood Fund
         McCarthy Institutional Fund
         SYM Select Growth Fund
         Villere Balanced Fund
         DAL Investment Company
TT International, (Quasar client since 10/1/01)

OTHER (SUB-DISTRIBUTION ARRANGEMENTS):

Please note that Quasar is NOT the Principal Underwriter for the following funds. Quasar has a sub-distribution arrangement in place. As such, there is no portfolio investment limitation with respect to Affiliated Transactions.

Kinetics Mutual Funds, Inc. (Quasar acts as sub-distributor since 9/20/00) AssetMark Funds (Quasar acts as sub-distributor since 6/29/01)
Fremont Funds (Quasar acts as distributor only since 10/1/01)
         Bond Fund
         CA Intermediate Tax-Free Fund
         Institutional Yield Fund
         Global Fund
         Institutional US Micro Cap Fund
         International Growth Fund
         Money Market Fund
         New Era Growth Fund
         New Era Value Fund
         Real Estate Securities Fund
         Structured Core Fund
         US Micro Cap Fund
         US Small Cap Fund
Advisor Series Trust, Multiple Series Trust (PARTIAL FUNDS ONLY, SEE ABOVE)
         Chartwell Large Cap Value Fund (Quasar acts as distributor only since
            10/1/01)
         Chartwell Small Cap Value Fund (Quasar acts as distributor only since
            10/1/01)
Professionally Managed Portfolios, Multiple Series Trust (PARTIAL FUNDS ONLY,
     SEE ABOVE)
         Individual Trusts : (Quasar acts as distributor only since 10/1/01) Duncan-Hurst Aggressive Growth
         Duncan-Hurst Large Cap Fund
         Duncan-Hurst International Growth Fund
         Duncan-Hurst Technology Fund
         Leonetti Balanced Fund
         Leonetti Growth Fund
         The Perkins Opportunity Fund

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         The Perkins Discovery Fund
Masters' Select Funds, (Quasar client since 10/1/01)
         The Masters' Select Equity Fund
         The Masters' Select International Fund
         The Masters' Select Value Fund
Schwartz Investment Trust, (Quasar client since 10/1/01)
         Schwartz Value Fund
         Ave Maria Catholic Values Fund
The Shepherd Street Funds, Inc., (Quasar client since 10/1/01)
         Shepherd Street Equity Fund
Wells Family of Real Estate Funds, (Quasar client since 10/1/01)
         Wells S&P REIT Index Fund
Williamsburg Investment Trust, (Quasar client since 10/1/01)
         FBP Contrarian Balanced Fund
         FBP Contrarian Equity Fund
         The Government Street Equity Fund
         The Government Street Bond Fund
         The Alabama Tax Free Bond Fund
         The Davenport Equity Fund
         The Jamestown Equity Fund
         The Jamestown Balanced Fund
         The Jamestown International Equity Fund
         The Jamestown Tax Exempt Virginia Fund
         The Jamestown Fixed Income Fund

(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

         CRD # on Form BD
         103848

(c)  Not applicable

ITEM 28
Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  FFTW Funds, Inc.
                  200 Park Avenue
                  New York, NY 10166

                  Investors Capital Services, Inc.
                  33 Maiden Lane, 4th floor
                  New York, New York 10038
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                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

ITEM 29
Management Services.

Not applicable.

ITEM 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on April 30, 2002.

                                                FFTW FUNDS, INC.


                                                By: /s/ Onder John Olcay
                                                   ---------------------
                                                President
                                                Onder John Olcay


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2002.

Signature                                     Title
---------                                     -----

                                              Director
---------------------
*Stephen P. Casper

/s/ Onder John Olcay                          Chairman of the Board, President
--------------------
Onder John Olcay

                                              Director
---------------
*John C Head III

                                              Director
----------------------
*Lawrence B. Krause

                                              Director
------------------
*Saul H. Hymans

                                              Director
------------------
*Andrea Redmond

/s/ William E. Vastardis                      Treasurer
------------------------
William E. Vastardis

/s/ Jill  Grossberg                           *Attorney-in-fact
-------------------
Jill Grossberg

                                EXHIBIT INDEX


(e)(5)    Distribution Agreement
(j)(1)    Consent of Auditors